UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05601

SEI Institutional International Trust

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: September 30, 2024

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Annual Shareholder Report - September 30, 2024

International Equity Fund

SEI Institutional International Trust/Class F Shares - SEITX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the International Equity Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.  This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Fund, Class F Shares	$124	1.10%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	International Equity Fund, Class F Shares - $176149	MSCI ACWI ex-USA Index (Net) (USD) - $166302	MSCI EAFE Index (Net) (USD) - $174187
Sep/14	$100000	$100000	$100000
Sep/15	$94023	$87837	$91341
Sep/16	$99321	$95968	$97294
Sep/17	$118424	$114787	$115881
Sep/18	$120923	$116810	$119053
Sep/19	$115328	$115375	$117459
Sep/20	$119291	$118838	$118039
Sep/21	$150517	$147259	$148411
Sep/22	$110144	$110199	$111114
Sep/23	$140773	$132667	$139611
Sep/24	$176149	$166302	$174187

How did the Fund perform in the last year?

 Class F Shares outperformed its benchmark, the MSCI EAFE Index (Net), for the 12-month period ending September 30, 2024.

The Fund’s momentum strategy outperformed the benchmark over the reporting period, while value and quality lagged. This was generally a headwind to performance, especially given the Fund’s preference for value. The momentum strategy performed well as the market continued to trend upward, and themes such as semiconductors and banks outperformed consistently over the reporting period. Sector allocation did not have a significant effect on Fund performance. However, stock selection in the technology, consumer discretionary, and consumer staples sectors bolstered Fund performance. The Fund’s country positioning also had a positive impact due primarily to the exposure to emerging Asia, which benefited performance due to strength in China.

The aggregate performance of the Fund’s sub-advisors was positive over the reporting period. WCM Investment Management LLC was the top performer due to its overweight allocation to the strong-performing information technology sector (particularly software and semiconductor companies). Lazard Asset Management LLC took advantage of the strong momentum factor returns, and its short equity position, which comprises swaps—derivative contracts in which one party exchanges or swaps the values or cash flows of one asset for another—was especially beneficial to Fund performance. Multifactor quantitative manager Acadian Asset Management LLC also was bolstered by a momentum bias. The outperformance of Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust was partially driven by its underweight to the weak-performing market in Japan. Among the Fund’s value managers, Causeway Capital Management LLC outperformed the benchmark, while Pzena Investment Management, LLC slightly underperformed; value stocks lagged the overall market for the reporting period.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
International Equity Fund, Class F Shares	25.13%	8.84%	5.82%
MSCI ACWI ex-USA Index (Net) (USD)	25.35%	7.59%	5.22%
MSCI EAFE Index (Net) (USD)	24.77%	8.20%	5.71%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$4,098,618	795	$19,785	72%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-0.1%
Other Countries	16.3%
Australia	2.6%
Spain	2.7%
Denmark	3.2%
Italy	3.3%
China	3.8%
Switzerland	5.3%
Netherlands	5.3%
France	8.6%
Germany	9.2%
United States	10.2%
United Kingdom	11.5%
Japan	15.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Roche Holding AG	2.5%
Novo Nordisk A/S, Cl B	1.8%
Alibaba Group Holding Ltd	1.2%
Reckitt Benckiser Group PLC	1.1%
Sanofi SA	1.1%
CaixaBank SA	1.0%
Rexel SA	1.0%
UBS Group AG	1.0%
ABB Ltd	0.9%
Enel SpA	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

The administration fee was reduced during the reporting period.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

International Equity Fund

SEI Institutional International Trust/Class F Shares - SEITX

Annual Shareholder Report - September 30, 2024

SEITX-AR-24

Annual Shareholder Report - September 30, 2024

International Equity Fund

SEI Institutional International Trust/Class I Shares - SEEIX

Fund Overview

This annual shareholder report contains important information about Class I Shares of the International Equity Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.  This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Fund, Class I Shares	$152	1.35%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	International Equity Fund, Class I Shares - $171847	MSCI ACWI ex-USA Index (Net) (USD) - $166302	MSCI EAFE Index (Net) (USD) - $174187
Sep/14	$100000	$100000	$100000
Sep/15	$93820	$87837	$91341
Sep/16	$98763	$95968	$97294
Sep/17	$117529	$114787	$115881
Sep/18	$119713	$116810	$119053
Sep/19	$113847	$115375	$117459
Sep/20	$117480	$118838	$118039
Sep/21	$147920	$147259	$148411
Sep/22	$107908	$110199	$111114
Sep/23	$137724	$132667	$139611
Sep/24	$171847	$166302	$174187

How did the Fund perform in the last year?

 Class I Shares outperformed its benchmark, the MSCI EAFE Index (Net), for the 12-month period ending September 30, 2024.

The Fund’s momentum strategy outperformed the benchmark over the reporting period, while value and quality lagged. This was generally a headwind to performance, especially given the Fund’s preference for value. The momentum strategy performed well as the market continued to trend upward, and themes such as semiconductors and banks outperformed consistently over the reporting period. Sector allocation did not have a significant effect on Fund performance. However, stock selection in the technology, consumer discretionary, and consumer staples sectors bolstered Fund performance. The Fund’s country positioning also had a positive impact due primarily to the exposure to emerging Asia, which benefited performance due to strength in China.

The aggregate performance of the Fund’s sub-advisors was positive over the reporting period. WCM Investment Management LLC was the top performer due to its overweight allocation to the strong-performing information technology sector (particularly software and semiconductor companies). Lazard Asset Management LLC took advantage of the strong momentum factor returns, and its short equity position, which comprises swaps—derivative contracts in which one party exchanges or swaps the values or cash flows of one asset for another—was especially beneficial to Fund performance. Multifactor quantitative manager Acadian Asset Management LLC also was bolstered by a momentum bias. The outperformance of Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust was partially driven by its underweight to the weak-performing market in Japan. Among the Fund’s value managers, Causeway Capital Management LLC outperformed the benchmark, while Pzena Investment Management, LLC slightly underperformed; value stocks lagged the overall market for the reporting period.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
International Equity Fund, Class I Shares	24.78%	8.58%	5.56%
MSCI ACWI ex-USA Index (Net) (USD)	25.35%	7.59%	5.22%
MSCI EAFE Index (Net) (USD)	24.77%	8.20%	5.71%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$4,098,618	795	$19,785	72%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-0.1%
Other Countries	16.3%
Australia	2.6%
Spain	2.7%
Denmark	3.2%
Italy	3.3%
China	3.8%
Switzerland	5.3%
Netherlands	5.3%
France	8.6%
Germany	9.2%
United States	10.2%
United Kingdom	11.5%
Japan	15.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Roche Holding AG	2.5%
Novo Nordisk A/S, Cl B	1.8%
Alibaba Group Holding Ltd	1.2%
Reckitt Benckiser Group PLC	1.1%
Sanofi SA	1.1%
CaixaBank SA	1.0%
Rexel SA	1.0%
UBS Group AG	1.0%
ABB Ltd	0.9%
Enel SpA	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

The administration fee was reduced during the reporting period.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

International Equity Fund

SEI Institutional International Trust/Class I Shares - SEEIX

Annual Shareholder Report - September 30, 2024

SEEIX-AR-24

Annual Shareholder Report - September 30, 2024

International Equity Fund

SEI Institutional International Trust/Class Y Shares - SEFCX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the International Equity Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.  This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Fund, Class Y Shares	$96	0.85%

How did the Fund perform since inception?

Total Return Based on $100,000 Investment

	International Equity Fund, Class Y Shares - $180441	MSCI ACWI ex-USA Index (Net) (USD) - $166302	MSCI EAFE Index (Net) (USD) - $174187
Sep/14	$100000	$100000	$100000
Sep/15	$94228	$87837	$91341
Sep/16	$99664	$95968	$97294
Sep/17	$119184	$114787	$115881
Sep/18	$122044	$116810	$119053
Sep/19	$116636	$115375	$117459
Sep/20	$120924	$118838	$118039
Sep/21	$153025	$147259	$148411
Sep/22	$112167	$110199	$111114
Sep/23	$143868	$132667	$139611
Sep/24	$180441	$166302	$174187

How did the Fund perform in the last year?

 Class Y Shares outperformed its benchmark, the MSCI EAFE Index (Net), for the 12-month period ending September 30, 2024.

The Fund’s momentum strategy outperformed the benchmark over the reporting period, while value and quality lagged. This was generally a headwind to performance, especially given the Fund’s preference for value. The momentum strategy performed well as the market continued to trend upward, and themes such as semiconductors and banks outperformed consistently over the reporting period. Sector allocation did not have a significant effect on Fund performance. However, stock selection in the technology, consumer discretionary, and consumer staples sectors bolstered Fund performance. The Fund’s country positioning also had a positive impact due primarily to the exposure to emerging Asia, which benefited performance due to strength in China.

The aggregate performance of the Fund’s sub-advisors was positive over the reporting period. WCM Investment Management LLC was the top performer due to its overweight allocation to the strong-performing information technology sector (particularly software and semiconductor companies). Lazard Asset Management LLC took advantage of the strong momentum factor returns, and its short equity position, which comprises swaps—derivative contracts in which one party exchanges or swaps the values or cash flows of one asset for another—was especially beneficial to Fund performance. Multifactor quantitative manager Acadian Asset Management LLC also was bolstered by a momentum bias. The outperformance of Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust was partially driven by its underweight to the weak-performing market in Japan. Among the Fund’s value managers, Causeway Capital Management LLC outperformed the benchmark, while Pzena Investment Management, LLC slightly underperformed; value stocks lagged the overall market for the reporting period.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
International Equity Fund, Class Y Shares	25.42%	9.12%	6.08%
MSCI ACWI ex-USA Index (Net) (USD)	25.35%	7.59%	5.22%
MSCI EAFE Index (Net) (USD)	24.77%	8.20%	5.71%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$4,098,618	795	$19,785	72%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-0.1%
Other Countries	16.3%
Australia	2.6%
Spain	2.7%
Denmark	3.2%
Italy	3.3%
China	3.8%
Switzerland	5.3%
Netherlands	5.3%
France	8.6%
Germany	9.2%
United States	10.2%
United Kingdom	11.5%
Japan	15.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Roche Holding AG	2.5%
Novo Nordisk A/S, Cl B	1.8%
Alibaba Group Holding Ltd	1.2%
Reckitt Benckiser Group PLC	1.1%
Sanofi SA	1.1%
CaixaBank SA	1.0%
Rexel SA	1.0%
UBS Group AG	1.0%
ABB Ltd	0.9%
Enel SpA	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

The administration fee was reduced during the reporting period.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

International Equity Fund

SEI Institutional International Trust/Class Y Shares - SEFCX

Annual Shareholder Report - September 30, 2024

SEFCX-AR-24

Annual Shareholder Report - September 30, 2024

Emerging Markets Equity Fund

SEI Institutional International Trust/Class F Shares - SIEMX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Emerging Markets Equity Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.  This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund, Class F Shares	$160	1.44%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	Emerging Markets Equity Fund, Class F Shares - $136949	MSCI ACWI ex-USA Index (Net) (USD) - $166302	MSCI Emerging Markets Index (Net) (USD) - $148370
Sep/14	$100000	$100000	$100000
Sep/15	$79219	$87837	$80717
Sep/16	$95583	$95968	$94264
Sep/17	$117659	$114787	$115436
Sep/18	$110945	$116810	$114499
Sep/19	$109121	$115375	$112190
Sep/20	$118667	$118838	$124013
Sep/21	$140773	$147259	$146589
Sep/22	$99588	$110199	$105377
Sep/23	$111860	$132667	$117705
Sep/24	$136949	$166302	$148370

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the MSCI Emerging Markets Index (Net), for the 12-month period ending September 30, 2024.

While the Fund’s quality and momentum strategies garnered positive returns over the reporting period, the overweight allocation to value weighed on performance. The Index and the quality factor was led by holdings semiconductor companies with high growth rates, while positions in the high-quality consumer staples sector underperformed on weakness in Chinese consumer-related stocks. Among the Fund’s sub-advisors, Aikya Investment Management Limited was hampered by an underweight to the information technology sector due to valuations and an overweight to consumer staples. Indian equities recorded positive returns on the back of positive economic growth that contributed to the momentum strategy’s outperformance. JOHCM (USA) Inc. was underweight to both the information technology sector and Indian equities due to valuation concerns, and the manager lagged both the benchmark and the momentum factor over the reporting period. Robeco Institutional Asset Management US Inc underperformed the benchmark and the value factor due to its overweight to and weak stock selection in Brazil and Mexico, and an underweight to the strong-performing Indian market.

Fund performance for the period was bolstered by holdings in auto companies in the consumer discretionary sectors and banks across multiple countries. However, stock selection within information technology and an overweight to consumer staples hampered Fund performance. Holdings in Brazil and Mexico underperformed due to political concerns and worries regarding higher interest rates; an overweight to both countries weighed on performance. China was another major detractor from performance as the Fund had little exposure to state-owned Chinese banks, which were among China’s strongest performers over the reporting period. The positive impact of exposure to and stock selection within South Africa following investors’ favorable response to the presidential election results was not enough to offset these losses.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Emerging Markets Equity Fund, Class F Shares	22.43%	4.65%	3.19%
MSCI ACWI ex-USA Index (Net) (USD)	25.35%	7.59%	5.22%
MSCI Emerging Markets Index (Net) (USD)	26.05%	5.75%	4.02%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,609,769	483	$12,399	70%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.1%
Other Countries	10.2%
Malaysia	1.3%
Thailand	1.4%
Hong Kong	1.5%
United Arab Emirates	1.9%
Mexico	2.4%
Indonesia	3.0%
South Africa	5.4%
Brazil	7.0%
South Korea	12.4%
India	13.3%
Taiwan	14.2%
China	25.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing Co Ltd	6.2%
Alibaba Group Holding Ltd	3.5%
Samsung Electronics Co Ltd	2.6%
Tencent Holdings Ltd	2.4%
Naspers Ltd, Cl N	2.0%
Meituan, Cl B	1.9%
Uni-President Enterprises Corp	1.5%
Itau Unibanco Holding SA ADR	1.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.3%
Kia Corp	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

During the reporting period, KBI Global Investors (North America) Ltd. and Qtron Investments LLC were removed as Fund managers, while the quantitative investment management team was added to directly manage a portion of the Fund’s assets. In addition, during the reporting period, advisory and administration fees were reduced.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Emerging Markets Equity Fund

SEI Institutional International Trust/Class F Shares - SIEMX

Annual Shareholder Report - September 30, 2024

SIEMX-AR-24

Annual Shareholder Report - September 30, 2024

Emerging Markets Equity Fund

SEI Institutional International Trust/Class Y Shares - SEQFX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Emerging Markets Equity Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.  This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund, Class Y Shares	$133	1.19%

How did the Fund perform since inception?

Total Return Based on $100,000 Investment

	Emerging Markets Equity Fund, Class Y Shares - $140494	MSCI ACWI ex-USA Index (Net) (USD) - $166302	MSCI Emerging Markets Index (Net) (USD) - $148370
Sep/14	$100000	$100000	$100000
Sep/15	$79407	$87837	$80717
Sep/16	$96044	$95968	$94264
Sep/17	$118578	$114787	$115436
Sep/18	$112104	$116810	$114499
Sep/19	$110492	$115375	$112190
Sep/20	$120428	$118838	$124013
Sep/21	$143257	$147259	$146589
Sep/22	$101564	$110199	$105377
Sep/23	$114389	$132667	$117705
Sep/24	$140494	$166302	$148370

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the MSCI Emerging Markets Index (Net), for the 12-month period ending September 30, 2024.

While the Fund’s quality and momentum strategies garnered positive returns over the reporting period, the overweight allocation to value weighed on performance. The Index and the quality factor was led by holdings semiconductor companies with high growth rates, while positions in the high-quality consumer staples sector underperformed on weakness in Chinese consumer-related stocks. Among the Fund’s sub-advisors, Aikya Investment Management Limited was hampered by an underweight to the information technology sector due to valuations and an overweight to consumer staples. Indian equities recorded positive returns on the back of positive economic growth that contributed to the momentum strategy’s outperformance. JOHCM (USA) Inc. was underweight to both the information technology sector and Indian equities due to valuation concerns, and the manager lagged both the benchmark and the momentum factor over the reporting period. Robeco Institutional Asset Management US Inc underperformed the benchmark and the value factor due to its overweight to and weak stock selection in Brazil and Mexico, and an underweight to the strong-performing Indian market.

Fund performance for the period was bolstered by holdings in auto companies in the consumer discretionary sectors and banks across multiple countries. However, stock selection within information technology and an overweight to consumer staples hampered Fund performance. Holdings in Brazil and Mexico underperformed due to political concerns and worries regarding higher interest rates; an overweight to both countries weighed on performance. China was another major detractor from performance as the Fund had little exposure to state-owned Chinese banks, which were among China’s strongest performers over the reporting period. The positive impact of exposure to and stock selection within South Africa following investors’ favorable response to the presidential election results was not enough to offset these losses.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Emerging Markets Equity Fund, Class Y Shares	22.82%	4.92%	3.46%
MSCI ACWI ex-USA Index (Net) (USD)	25.35%	7.59%	5.22%
MSCI Emerging Markets Index (Net) (USD)	26.05%	5.75%	4.02%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,609,769	483	$12,399	70%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.1%
Other Countries	10.2%
Malaysia	1.3%
Thailand	1.4%
Hong Kong	1.5%
United Arab Emirates	1.9%
Mexico	2.4%
Indonesia	3.0%
South Africa	5.4%
Brazil	7.0%
South Korea	12.4%
India	13.3%
Taiwan	14.2%
China	25.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing Co Ltd	6.2%
Alibaba Group Holding Ltd	3.5%
Samsung Electronics Co Ltd	2.6%
Tencent Holdings Ltd	2.4%
Naspers Ltd, Cl N	2.0%
Meituan, Cl B	1.9%
Uni-President Enterprises Corp	1.5%
Itau Unibanco Holding SA ADR	1.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.3%
Kia Corp	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

During the reporting period, KBI Global Investors (North America) Ltd. and Qtron Investments LLC were removed as Fund managers, while the quantitative investment management team was added to directly manage a portion of the Fund’s assets. In addition, during the reporting period, advisory and administration fees were reduced.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Emerging Markets Equity Fund

SEI Institutional International Trust/Class Y Shares - SEQFX

Annual Shareholder Report - September 30, 2024

SEQFX-AR-24

Annual Shareholder Report - September 30, 2024

International Fixed Income Fund

SEI Institutional International Trust/Class F Shares - SEFIX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the International Fixed Income Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.  This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Fixed Income Fund, Class F Shares	$106	1.01%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	International Fixed Income Fund, Class F Shares - $119654	Bloomberg Global Aggregate Bond Index (USD) - $105862	Bloomberg Global Aggregate ex-USD Index (USD Hedged) - $129491
Sep/14	$100000	$100000	$100000
Sep/15	$102025	$96735	$103371
Sep/16	$109496	$105281	$111153
Sep/17	$108368	$103956	$110537
Sep/18	$109866	$102586	$113188
Sep/19	$120062	$110380	$125457
Sep/20	$120935	$117264	$127745
Sep/21	$119929	$116196	$127058
Sep/22	$107756	$92456	$114524
Sep/23	$109783	$94528	$117951
Sep/24	$119654	$105862	$129491

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the Bloomberg Global Aggregate ex-USD Index (USD Hedged), for the 12-month period ending September 30, 2024.

Active duration positioning had a positive impact on the Fund’s relative performance for the reporting period, driven by a long U.S. duration position, duration overweights in Australia, New Zealand and Norway, and overweights to Mexican, Colombian and Indonesian local rates. These gains were pared by duration underweights in Europe, China and the U.K. Active currency positioning had a broadly neutral effect on Fund performance. The positive contributions of long positions in the Swedish krona (SEK), British pound sterling (GBP), Japanese yen (JPY), Korean won (KRW), and Norwegian krone (NOK) were offset by short exposures to the euro (EUR), Thai baht (THB), New Zealand dollar (NZD), and Swiss franc (CHF). The Fund’s consistent yield advantage versus the benchmark also benefited performance for the period.

Among the Fund’s sub-advisors, Wellington Management Company LLP performed in line with its customized benchmark over the reporting period. Colchester Global Investors Limited outperformed its customized benchmark due to long currency positions in the SEK, GBP, JPY, Malaysian ringgit (MYR), KRW, and NOK; duration overweights in New Zealand, Norway, South Korea, Canada and Australia; and overweight allocations to Mexican, Colombian and Indonesian local rates. AllianceBernstein L.P., which was terminated as a Fund manager in May 2024, outperformed its customized benchmark due to an overweight to corporate credit. RBC Global Asset Management (UK) Limited, which was hired as a Fund manager in May 2024, underperformed its customized benchmark due to duration underweights in Japan and the U.K., as well as security selection in corporate credit.

Regarding the use of derivatives, the Fund employed foreign exchange (FX) forwards, financial futures, and interest rate swaps during the reporting period for efficient portfolio management. This was intended to hedge existing exposures and gain exposure to specific areas of the market.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
International Fixed Income Fund, Class F Shares	8.99%	-0.07%	1.81%
Bloomberg Global Aggregate Bond Index (USD)	11.99%	-0.83%	0.57%
Bloomberg Global Aggregate ex-USD Index (USD Hedged)	9.78%	0.64%	2.62%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$429,719	1,235	$1,318	167%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-1.6%
Other Countries	20.2%
Supra-National	2.6%
Spain	3.3%
United Kingdom	3.5%
Australia	4.4%
Mexico	5.3%
Italy	5.3%
Canada	5.9%
Germany	6.8%
France	6.8%
United States	9.1%
China	9.7%
Japan	13.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Japan Government Ten Year Bond	0.100%	12/20/31	2.4%
U.S. Treasury Inflation Indexed Bonds	2.125%	04/15/29	2.1%
Bundesrepublik Deutschland Bundesanleihe	0.250%	02/15/27	2.1%
China Government Bond	2.550%	10/15/28	1.6%
Bank of China	3.200%	10/18/25	1.4%
Japan Government Thirty Year Bond	2.300%	03/20/40	1.4%
Mexican Bonos	7.500%	05/26/33	1.4%
Bundesobligation	2.400%	10/19/28	1.3%
Italy Buoni Poliennali Del Tesoro	4.050%	10/30/37	1.1%
China Government Bond	3.120%	10/25/52	1.1%

Material Fund Changes

RBC Global Asset Management (UK) Limited replaced AllianceBernstein L.P. as a Fund sub-advisor during the reporting period. In addition, the administration fee was reduced during the reporting period.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

International Fixed Income Fund

SEI Institutional International Trust/Class F Shares - SEFIX

Annual Shareholder Report - September 30, 2024

SEFIX-AR-24

Annual Shareholder Report - September 30, 2024

International Fixed Income Fund

SEI Institutional International Trust/Class Y Shares - SIFIX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the International Fixed Income Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.  This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Fixed Income Fund, Class Y Shares	$79	0.76%

How did the Fund perform since inception?

Total Return Based on $100,000 Investment

	International Fixed Income Fund, Class Y Shares - $122289	Bloomberg Global Aggregate Bond Index (USD) - $105862	Bloomberg Global Aggregate ex-USD Index (USD Hedged) - $129491
Sep/14	$100000	$100000	$100000
Sep/15	$102025	$96735	$103371
Sep/16	$109686	$105281	$111153
Sep/17	$108850	$103956	$110537
Sep/18	$110679	$102586	$113188
Sep/19	$121237	$110380	$125457
Sep/20	$122305	$117264	$127745
Sep/21	$121638	$116196	$127058
Sep/22	$109480	$92456	$114524
Sep/23	$111997	$94528	$117951
Sep/24	$122289	$105862	$129491

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the Bloomberg Global Aggregate ex-USD Index (USD Hedged), for the 12-month period ending September 30, 2024.

Active duration positioning had a positive impact on the Fund’s relative performance for the reporting period, driven by a long U.S. duration position, duration overweights in Australia, New Zealand and Norway, and overweights to Mexican, Colombian and Indonesian local rates. These gains were pared by duration underweights in Europe, China and the U.K. Active currency positioning had a broadly neutral effect on Fund performance. The positive contributions of long positions in the Swedish krona (SEK), British pound sterling (GBP), Japanese yen (JPY), Korean won (KRW), and Norwegian krone (NOK) were offset by short exposures to the euro (EUR), Thai baht (THB), New Zealand dollar (NZD), and Swiss franc (CHF). The Fund’s consistent yield advantage versus the benchmark also benefited performance for the period.

Among the Fund’s sub-advisors, Wellington Management Company LLP performed in line with its customized benchmark over the reporting period. Colchester Global Investors Limited outperformed its customized benchmark due to long currency positions in the SEK, GBP, JPY, Malaysian ringgit (MYR), KRW, and NOK; duration overweights in New Zealand, Norway, South Korea, Canada and Australia; and overweight allocations to Mexican, Colombian and Indonesian local rates. AllianceBernstein L.P., which was terminated as a Fund manager in May 2024, outperformed its customized benchmark due to an overweight to corporate credit. RBC Global Asset Management (UK) Limited, which was hired as a Fund manager in May 2024, underperformed its customized benchmark due to duration underweights in Japan and the U.K., as well as security selection in corporate credit.

Regarding the use of derivatives, the Fund employed foreign exchange (FX) forwards, financial futures, and interest rate swaps during the reporting period for efficient portfolio management. This was intended to hedge existing exposures and gain exposure to specific areas of the market.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
International Fixed Income Fund, Class Y Shares	9.19%	0.17%	2.03%
Bloomberg Global Aggregate Bond Index (USD)	11.99%	-0.83%	0.57%
Bloomberg Global Aggregate ex-USD Index (USD Hedged)	9.78%	0.64%	2.62%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$429,719	1,235	$1,318	167%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-1.6%
Other Countries	20.2%
Supra-National	2.6%
Spain	3.3%
United Kingdom	3.5%
Australia	4.4%
Mexico	5.3%
Italy	5.3%
Canada	5.9%
Germany	6.8%
France	6.8%
United States	9.1%
China	9.7%
Japan	13.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Japan Government Ten Year Bond	0.100%	12/20/31	2.4%
U.S. Treasury Inflation Indexed Bonds	2.125%	04/15/29	2.1%
Bundesrepublik Deutschland Bundesanleihe	0.250%	02/15/27	2.1%
China Government Bond	2.550%	10/15/28	1.6%
Bank of China	3.200%	10/18/25	1.4%
Japan Government Thirty Year Bond	2.300%	03/20/40	1.4%
Mexican Bonos	7.500%	05/26/33	1.4%
Bundesobligation	2.400%	10/19/28	1.3%
Italy Buoni Poliennali Del Tesoro	4.050%	10/30/37	1.1%
China Government Bond	3.120%	10/25/52	1.1%

Material Fund Changes

RBC Global Asset Management (UK) Limited replaced AllianceBernstein L.P. as a Fund sub-advisor during the reporting period. In addition, the administration fee was reduced during the reporting period.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

International Fixed Income Fund

SEI Institutional International Trust/Class Y Shares - SIFIX

Annual Shareholder Report - September 30, 2024

SIFIX-AR-24

Annual Shareholder Report - September 30, 2024

Emerging Markets Debt Fund

SEI Institutional International Trust/Class F Shares - SITEX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Emerging Markets Debt Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.  This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund, Class F Shares	$121	1.11%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	Emerging Markets Debt Fund, Class F Shares - $114938	Bloomberg Global Aggregate Bond Index (USD) - $105862	50/50 JPM EMBI Global Div & JPM GBI EM Global Div - $121537
Sep/14	$100000	$100000	$100000
Sep/15	$86653	$96735	$89376
Sep/16	$100862	$105281	$104346
Sep/17	$107855	$103956	$110584
Sep/18	$100507	$102586	$105494
Sep/19	$109057	$110380	$117000
Sep/20	$108480	$117264	$116974
Sep/21	$113585	$116196	$121085
Sep/22	$86280	$92456	$93900
Sep/23	$97613	$94528	$104770
Sep/24	$114938	$105862	$121537

How did the Fund perform in the last year?

Class F Shares outperformed its benchmark, a hybrid of 50% J.P. Morgan EMBI Global Diversified Index (JPM EMBI GD) and 50% J.P. Morgan GBI Emerging Markets Global Diversified Index (JPM GBI-EM GD), for the 12-month period ending September 30, 2024.

Fund performance was bolstered by an overweight allocation to high-yield hard currency spreads, which compressed (a decline in the yield on a previously higher-yielding bond due to strong demand) significantly over the reporting period. This theme benefited the performance of two Fund sub-advisors—Neuberger Berman Investment Advisers LLC (Argentina and Ecuador were the key country overweights) and Grantham, Mayo, Van Otterloo & Co LLC (GMO LLC) (Ecuador and Mexico were the most notable country overweights).

The second theme concerning Fund performance for the period was an overweight to local currency interest rates. Fund sub-advisor Ninety One UK Ltd. performed well due to overweight rate positions in South Africa and Ghana, both over- and underweight positions in Mexico. Colchester Global Investors Limited contributed positively to Fund performance attributable to its real yield approach, with overweight allocations to Columbia and South Africa.

The Fund’s small underweight to the U.S. dollar resulted in mixed performance during the reporting period. The U.S. dollar generally held up well against most emerging-market currencies, until the third quarter of 2024. An underweight to the U.S. dollar was a headwind to Fund performance for the period. However, this was offset by with the positive impact of overweight positions in the Kenyan shilling and Malaysian ringgit.

Regarding the use of derivatives over the reporting period, the Fund employed currency forwards, interest rate swaps, and futures. Exposure through derivative instruments had an overall positive impact on Fund performance for the period.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Emerging Markets Debt Fund, Class F Shares	17.75%	1.06%	1.40%
Bloomberg Global Aggregate Bond Index (USD)	11.99%	-0.83%	0.57%
50/50 JPM EMBI Global Div & JPM GBI EM Global Div	16.00%	0.76%	1.97%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,088,320	1,223	$4,704	103%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.2%
Other Countries	41.5%
Czech Republic	2.3%
Egypt	2.5%
Hungary	2.6%
Turkey	3.1%
Peru	3.4%
Brazil	3.9%
Poland	4.3%
Colombia	5.0%
Malaysia	5.6%
Indonesia	6.5%
Mexico	7.6%
South Africa	7.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Poland Government Bond	7.500%	07/25/28	1.2%
Republic of South Africa, ZAR	8.750%	01/31/44	1.2%
Mexican Bonos, MXN, Ser M20	7.750%	05/29/31	1.1%
Republic of South Africa, ZAR	8.500%	01/31/37	1.0%
Thailand Government Bond	2.650%	06/17/28	0.9%
Turkiye Government Bond	26.200%	10/05/33	0.8%
Malaysia Government Bond	3.828%	07/05/34	0.8%
Republic of South Africa	9.000%	01/31/40	0.8%
Brazil Notas do Tesouro Nacional, Serie F	10.000%	01/01/29	0.8%
Republic of South Africa, ZAR	8.000%	01/31/30	0.8%

Material Fund Changes

GMO LLC replaced Stone Harbor Investment Partners, a division of Virtus Fixed Income Advisers, LLC as a Fund sub-advisor during the reporting period. In addition, during the reporting period, advisory and administration fees were reduced.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Emerging Markets Debt Fund

SEI Institutional International Trust/Class F Shares - SITEX

Annual Shareholder Report - September 30, 2024

SITEX-AR-24

Annual Shareholder Report - September 30, 2024

Emerging Markets Debt Fund

SEI Institutional International Trust/Class Y Shares - SIEDX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Emerging Markets Debt Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.  This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund, Class Y Shares	$94	0.86%

How did the Fund perform since inception?

Total Return Based on $100,000 Investment

	Emerging Markets Debt Fund, Class Y Shares - $117774	Bloomberg Global Aggregate Bond Index (USD) - $105862	50/50 JPM EMBI Global Div & JPM GBI EM Global Div - $121537
Sep/14	$100000	$100000	$100000
Sep/15	$86808	$96735	$89376
Sep/16	$101326	$105281	$104346
Sep/17	$108606	$103956	$110584
Sep/18	$101471	$102586	$105494
Sep/19	$110438	$110380	$117000
Sep/20	$110077	$117264	$116974
Sep/21	$115553	$116196	$121085
Sep/22	$87972	$92456	$93900
Sep/23	$99850	$94528	$104770
Sep/24	$117774	$105862	$121537

How did the Fund perform in the last year?

Class Y Shares outperformed its benchmark, a hybrid of 50% J.P. Morgan EMBI Global Diversified Index (JPM EMBI GD) and 50% J.P. Morgan GBI Emerging Markets Global Diversified Index (JPM GBI-EM GD), for the 12-month period ending September 30, 2024.

Fund performance was bolstered by an overweight allocation to high-yield hard currency spreads, which compressed (a decline in the yield on a previously higher-yielding bond due to strong demand) significantly over the reporting period. This theme benefited the performance of two Fund sub-advisors—Neuberger Berman Investment Advisers LLC (Argentina and Ecuador were the key country overweights) and Grantham, Mayo, Van Otterloo & Co LLC (GMO LLC) (Ecuador and Mexico were the most notable country overweights).

The second theme concerning Fund performance for the period was an overweight to local currency interest rates. Fund sub-advisor Ninety One UK Ltd. performed well due to overweight rate positions in South Africa and Ghana, both over- and underweight positions in Mexico. Colchester Global Investors Limited contributed positively to Fund performance attributable to its real yield approach, with overweight allocations to Columbia and South Africa.

The Fund’s small underweight to the U.S. dollar resulted in mixed performance during the reporting period. The U.S. dollar generally held up well against most emerging-market currencies, until the third quarter of 2024. An underweight to the U.S. dollar was a headwind to Fund performance for the period. However, this was offset by with the positive impact of overweight positions in the Kenyan shilling and Malaysian ringgit.

Regarding the use of derivatives over the reporting period, the Fund employed currency forwards, interest rate swaps, and futures. Exposure through derivative instruments had an overall positive impact on Fund performance for the period.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Emerging Markets Debt Fund, Class Y Shares	17.95%	1.29%	1.65%
Bloomberg Global Aggregate Bond Index (USD)	11.99%	-0.83%	0.57%
50/50 JPM EMBI Global Div & JPM GBI EM Global Div	16.00%	0.76%	1.97%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,088,320	1,223	$4,704	103%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.2%
Other Countries	41.5%
Czech Republic	2.3%
Egypt	2.5%
Hungary	2.6%
Turkey	3.1%
Peru	3.4%
Brazil	3.9%
Poland	4.3%
Colombia	5.0%
Malaysia	5.6%
Indonesia	6.5%
Mexico	7.6%
South Africa	7.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Poland Government Bond	7.500%	07/25/28	1.2%
Republic of South Africa, ZAR	8.750%	01/31/44	1.2%
Mexican Bonos, MXN, Ser M20	7.750%	05/29/31	1.1%
Republic of South Africa, ZAR	8.500%	01/31/37	1.0%
Thailand Government Bond	2.650%	06/17/28	0.9%
Turkiye Government Bond	26.200%	10/05/33	0.8%
Malaysia Government Bond	3.828%	07/05/34	0.8%
Republic of South Africa	9.000%	01/31/40	0.8%
Brazil Notas do Tesouro Nacional, Serie F	10.000%	01/01/29	0.8%
Republic of South Africa, ZAR	8.000%	01/31/30	0.8%

Material Fund Changes

GMO LLC replaced Stone Harbor Investment Partners, a division of Virtus Fixed Income Advisers, LLC as a Fund sub-advisor during the reporting period. In addition, during the reporting period, advisory and administration fees were reduced.

This is a summary of certain changes to the Fund as of September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Emerging Markets Debt Fund

SEI Institutional International Trust/Class Y Shares - SIEDX

Annual Shareholder Report - September 30, 2024

SIEDX-AR-24

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert is Susan C. Cote. Ms. Cote is independent as defined in Form N-CSR Item 3 (a) (2).

Item 4. Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		Fiscal Year 2024			Fiscal Year 2023
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$226,580	$0	N/A	$226,580	$0	N/A
(b)	Audit- Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$0	$0	$0	$0
(d)	All Other Fees(2)	$0	$ 359,174	$0	$0	$354,196	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	See Item 4(g) for a description of the services comprising the fees disclosed in this category.

(e)(1) The Registrant’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules on auditor independence and whether the provision of such services would compromise the auditor’s independence.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor during the following twelve months without obtaining specific pre-approval from the Audit Committee.

The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees (or the manner of their determination) to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal Year 2024	Fiscal Year 2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)       Not Applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for the fiscal years 2024 and 2023 were $359,174 and $354,196, respectively. Non-audit fees consist of SSAE No. 16 review of fund accounting and administration operations, and an attestation report in accordance with Rule 17Ad-13.

(h) During the past fiscal year, the Registrant’s principal accountant provided certain non-audit services to the Registrant’s investment adviser or to entities controlling, controlled by, or under common control with the Registrant’s investment adviser that provide ongoing services to the Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of the Registrant’s Board of Trustees reviewed and considered these non-audit services provided by the Registrant’s principal accountant to the Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)       Not Applicable.

(j)       Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights filed herein.

September 30, 2024

ANNUAL FINANCIALS AND OTHER INFORMATION

SEI Institutional International Trust

❯	International Equity Fund

❯	Emerging Markets Equity Fund

❯	International Fixed Income Fund

❯	Emerging Markets Debt Fund

seic.com

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	72
Statements of Operations	74
Statements of Changes in Net Assets	75
Financial Highlights	77
Notes to Financial Statements	79
Report of Independent Registered Public Accounting Firm	98
Notice to Shareholders	99
Board of Trustees Considerations in Approving the Advisory Agreement (Form N-CSR Item 11)	100

SCHEDULE OF INVESTMENTS

September 30, 2024

International Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.4%
Australia — 2.6%
AGL Energy Ltd	335,471	$2,753
Ansell Ltd	36,902	814
ANZ Group Holdings Ltd	394,818	8,349
Aristocrat Leisure Ltd	331,701	13,485
Bendigo & Adelaide Bank Ltd	175,847	1,421
BHP Group Ltd	25,962	828
BlueScope Steel Ltd	818,498	12,606
Brambles Ltd	310,963	4,105
Charter Hall Group ‡	55,720	617
Clarity Pharmaceuticals Ltd *	101,880	592
Cochlear Ltd	27,799	5,440
Commonwealth Bank of Australia	7,481	703
Computershare Ltd	52,049	912
De Grey Mining Ltd *	972,577	938
DroneShield Ltd *	944,076	894
EBOS Group Ltd	39,471	908
Evolution Mining Ltd	162,966	525
Gold Road Resources Ltd	642,609	762
Goodman Group ‡	97,104	2,492
Helia Group Ltd	156,150	440
Insurance Australia Group Ltd	132,128	675
JB Hi-Fi Ltd	11,129	617
Macquarie Group Ltd	6,198	999
Medibank Pvt Ltd	478,104	1,211
NEXTDC Ltd *	158,731	1,927
Orica Ltd	130,606	1,681
Perseus Mining Ltd	734,714	1,330
Pinnacle Investment Management Group Ltd	62,323	780
Pro Medicus Ltd	131,422	16,252
Qantas Airways Ltd *	172,170	886
Qube Holdings Ltd	355,966	975
REA Group Ltd	6,909	963
Reece Ltd	34,838	689
Regis Resources Ltd *	332,496	471
Resolute Mining Ltd *	996,759	512
Sigma Healthcare Ltd	745,411	745
Steadfast Group Ltd	285,263	1,122
Step One Clothing Ltd	4,658	6
Suncorp Group Ltd	160,094	2,009
Vault Minerals Ltd *	4,176,848	942
Ventia Services Group Pty Ltd	301,797	953
Westpac Banking Corp	200,907	4,421
Whitehaven Coal Ltd	528,568	2,648
Yancoal Australia Ltd	281,753	1,198
Zip Co Ltd *	827,604	1,579
		105,175
Austria — 0.1%
Erste Group Bank AG	39,444	2,168
EVN AG	8,633	273
OMV AG	7,204	308
Raiffeisen Bank International AG	39,393	785

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,873	$196
		3,730
Belgium — 0.8%
Anheuser-Busch InBev SA/NV	378,193	25,063
Colruyt Group N.V	23,523	1,098
KBC Group NV	35,140	2,801
Lotus Bakeries NV	121	1,626
UCB SA	13,913	2,515
		33,103
Brazil — 1.5%
Ambev SA	9,464,400	22,819
Banco Bradesco SA ADR	619,827	1,649
Banco do Brasil SA	2,540,000	12,724
Banco Santander Brasil SA ADR	13,175	69
BRF - Brasil Foods *	114,100	497
MercadoLibre Inc *	2,851	5,850
NU Holdings Ltd, Cl A *	473,338	6,461
Pagseguro Digital Ltd, Cl A *	181,113	1,560
Petroleo Brasileiro SA ADR	258,855	3,730
Pluxee NV *	253,189	5,351
Ultrapar Participacoes SA	161,300	630
VTEX, Cl A *	3,584	27
		61,367
Canada — 1.1%
AGF Management Ltd, Cl B	17,500	118
Canadian Natural Resources Ltd	130,988	4,354
Canadian Pacific Kansas City Ltd	183,500	15,704
Centerra Gold Inc, Cl Common Subs. Receipt	27,641	199
Dexterra Group Inc	104	1
Ensign Energy Services Inc *	37,800	74
Exco Technologies Ltd	8,825	52
InPlay Oil Corp, Cl Common Subs. Receipt	18,011	26
Magna International Inc, Cl A	536,768	22,039
Martinrea International Inc	62,135	527
Pason Systems Inc	17,325	171
SSR Mining Inc	25,378	144
		43,409
China — 3.8%
Agricultural Bank of China Ltd, Cl H	1,471,000	693
Alibaba Group Holding Ltd	3,330,500	47,165
Autohome Inc ADR	1,788	58
China Construction Bank Corp, Cl H	29,918,000	22,648
China Merchants Bank Co Ltd, Cl H	1,560,500	7,745
China Overseas Land & Investment Ltd	7,727,500	15,838
DingDong Cayman Ltd ADR *	8,771	31
Haier Smart Home Co Ltd, Cl A	5,229,000	21,004
Kuaishou Technology, Cl B *	361,100	2,550
Lenovo Group Ltd	566,000	772
Li Ning Co Ltd	659,000	1,671
Meituan, Cl B *	118,800	2,631

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PetroChina Co Ltd, Cl H	6,182,000	$5,046
Prosus NV	53,450	2,342
SITC International Holdings Co Ltd	628,000	1,698
Tencent Holdings Ltd	110,000	6,296
Vipshop Holdings Ltd ADR	80,091	1,260
Weichai Power Co Ltd, Cl H	6,523,518	12,060
Yangzijiang Shipbuilding Holdings Ltd	2,294,500	4,385
Yiren Digital Ltd ADR *	10,419	59
		155,952
Czechia — 0.0%
Komercni Banka AS	7,731	273
Denmark — 3.2%
ALK-Abello A/S *	34,182	879
AP Moller - Maersk A/S, Cl B	2,648	4,464
Danske Bank A/S	599,587	18,088
Demant A/S *	6,573	258
DSV A/S	48,060	9,947
Genmab A/S *	22,818	5,534
NKT A/S *	9,408	891
Novo Nordisk A/S, Cl B	620,429	73,082
Novonesis (Novozymes) B, Cl B	22,834	1,648
Pandora A/S	78,757	12,999
ROCKWOOL A/S, Cl B	9,502	4,473
		132,263
Finland — 1.1%
Kemira Oyj	23,929	599
Kone Oyj, Cl B	191,376	11,469
Konecranes Oyj	10,906	820
Nokia Oyj	4,587,654	20,091
Nokia Oyj ADR	1,221,550	5,338
Nordea Bank Abp	165,719	1,959
Orion Oyj, Cl B	25,374	1,394
Vaisala Oyj, Cl A	564	31
Wartsila OYJ Abp, Cl B	225,829	5,066
		46,767
France — 8.6%
Accor SA	278,561	12,125
Air Liquide SA	116,064	22,443
Alstom SA *	802,038	16,680
Amundi SA	349,142	26,127
Assystem SA	2,302	126
AXA SA	134,097	5,168
BNP Paribas SA	224,323	15,409
Carrefour SA	203,533	3,478
Cie de Saint-Gobain SA	148,831	13,574
Cie des Alpes	4,805	76
Cie Generale des Etablissements Michelin SCA	767,296	31,222
Danone SA	320,021	23,337
Dassault Aviation SA	36,800	7,598
Engie SA	106,798	1,849
Eurazeo SE	31,102	2,560

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gaztransport Et Technigaz SA	2,361	$334
Ipsen SA	62,682	7,730
Kering SA	77,324	22,165
Lagardere SA	569	14
LISI SA	863	26
L'Oreal SA	11,562	5,188
LVMH Moet Hennessy Louis Vuitton SE	18,584	14,280
Nexans SA	3,824	562
Publicis Groupe SA	170,396	18,675
Rexel SA	1,379,995	39,997
Safran SA	43,544	10,259
Sodexo SA	183,137	15,053
SPIE SA	20,828	797
Stef SA	602	92
Technip Energies NV	65,886	1,590
Teleperformance SE	291,057	30,209
Ubisoft Entertainment SA *	28,169	317
Wendel SE	6,049	620
Worldline SA *	290,430	2,119
		351,799
Germany — 8.4%
adidas AG	90,066	23,913
Allianz SE	9,374	3,086
BASF SE	643,728	34,165
Bayer AG	721,626	24,423
Cewe Stiftung & Co KGAA	1,443	171
Continental AG	272,446	17,678
Covestro AG *	301,960	18,852
CTS Eventim AG & Co KGaA	33,312	3,471
Daimler Truck Holding AG	915,331	34,355
Deutsche Bank AG	286,508	4,956
Deutsche Boerse AG	42,953	10,100
Deutsche Telekom AG	362,889	10,688
Duerr AG	24,234	597
E.ON SE	253,876	3,784
Evonik Industries AG	770,016	18,047
Fresenius Medical Care AG	472,936	20,157
Heidelberg Materials AG	73,440	7,999
HOCHTIEF AG	10,104	1,247
Infineon Technologies AG	235,733	8,277
Knorr-Bremse AG	182,737	16,285
Krones AG	4,063	585
LANXESS AG	168,952	5,351
Mercedes-Benz Group AG	236,689	15,332
Merck KGaA	6,402	1,129
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	19,078	10,525
Nemetschek SE	4,088	424
Rational AG	1,434	1,464
Rheinmetall AG	2,679	1,454
RWE AG	131,690	4,803
SAP SE	129,385	29,515
Siemens Energy AG *	49,691	1,834

SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Stroeer SE & Co KGaA	405	$26
SUESS MicroTec SE	17,641	1,353
Symrise AG, Cl A	14,538	2,013
Talanx AG	31,369	2,647
Traton SE	19,528	641
TUI AG *	181,869	1,388
Vonovia SE	17,243	630
		343,365
Greece — 0.0%
Danaos Corp	3,557	309
Hellenic Telecommunications Organization SA	11,923	206
National Bank of Greece SA	46,101	395
		910
Guatemala — 0.0%
Millicom International Cellular SA *	30,357	826
Hong Kong — 0.7%
AIA Group Ltd	88,400	793
Cafe de Coral Holdings Ltd	1,364	1
Chaoda Modern Agriculture Holdings Ltd *	2,440,000	7
CK Infrastructure Holdings Ltd	275,500	1,887
CLP Holdings Ltd	154,500	1,369
Hang Seng Bank Ltd	126,000	1,586
HKT Trust & HKT Ltd	1,148,000	1,471
Johnson Electric Holdings Ltd	66,877	99
Link REIT ‡	474,000	2,395
Power Assets Holdings Ltd	385,000	2,468
Prudential PLC	1,157,088	10,781
Swire Pacific Ltd, Cl A	217,000	1,855
Techtronic Industries Co Ltd	112,500	1,710
WH Group Ltd	1,143,500	907
Yue Yuen Industrial Holdings Ltd	610,000	1,165
		28,494
Hungary — 0.2%
Magyar Telekom Telecommunications PLC	9,209	27
MOL Hungarian Oil & Gas PLC	49,088	368
OTP Bank Nyrt	155,564	8,158
		8,553
India — 0.4%
Bharat Petroleum Corp Ltd	664,084	2,932
Coal India Ltd	421,314	2,565
Hindustan Petroleum Corp Ltd	420,404	2,210
ICICI Bank Ltd ADR	218,996	6,537
Indian Oil Corp Ltd	811,583	1,745
Manappuram Finance Ltd	110,408	265
Oil India Ltd	62,913	436
PTC India Financial Services Ltd *	118,431	70
		16,760
Indonesia — 0.3%
Bank Rakyat Indonesia Persero Tbk PT	42,886,508	14,022
Delta Dunia Makmur Tbk PT	4,942,800	246

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	885,085	$58
		14,326
Ireland — 0.9%
Accenture PLC, Cl A	37,628	13,301
AerCap Holdings NV	6,154	583
Bank of Ireland Group PLC	2,184,599	24,454
Cairn Homes PLC	25,663	55
		38,393
Israel — 1.2%
Camtek Ltd	21,153	1,689
Cellebrite DI Ltd *	36,338	612
Check Point Software Technologies Ltd *	104,484	20,145
Melisron Ltd	8,145	618
Nice Ltd ADR *	35,694	6,199
Nova Ltd *	16,908	3,522
Plus500 Ltd	73,919	2,483
Teva Pharmaceutical Industries Ltd ADR *	135,331	2,439
Tower Semiconductor Ltd *	22,861	1,012
Wix.com Ltd *	65,656	10,976
		49,695
Italy — 3.3%
A2A SpA	2,455,206	5,683
ACEA SpA	11,170	219
Banca IFIS SpA	10,134	248
Banca Mediolanum SpA	165,743	2,094
Banca Monte dei Paschi di Siena SpA	272,368	1,575
Banca Popolare di Sondrio SPA	144,215	1,107
BPER Banca SPA	858,386	4,838
Brunello Cucinelli SpA	18,191	1,964
Buzzi SpA	66,359	2,651
Danieli & C Officine Meccaniche SpA	4,232	102
Enel SpA	4,776,197	38,246
Ferrari NV	27,808	13,025
Intesa Sanpaolo SpA	3,200,931	13,709
Iren SpA	462,804	1,051
Leonardo SpA	599,438	13,393
Maire SpA	118,757	983
MFE-MediaForEurope NV, Cl A	45,825	159
UniCredit SpA	638,599	28,056
Unipol Gruppo SpA	347,216	4,135
		133,238
Japan — 15.9%
77 Bank Ltd/The	61,864	1,693
A&D HOLON Holdings Co Ltd	13,000	192
Advance Residence Investment Corp ‡	329	774
Ain Holdings Inc	16,100	612
Aisan Industry Co Ltd	29,600	289
Akita Bank Ltd/The	1,800	27
Alpha Systems Inc	1,400	28
Amano Corp	22,300	671
Anest Iwata Corp	4,800	45

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
AOKI Holdings Inc	14,500	$121
Asahi Group Holdings Ltd	660,300	8,672
Asia Pile Holdings Corp	6,900	40
Asics Corp	14,600	306
Ateam Inc	5,700	24
Avant Group Corp	2,800	44
Axial Retailing Inc	19,600	129
Azbil Corp	228,800	1,856
Bank of Iwate Ltd/The	7,300	116
Bank of Saga Ltd/The	2,900	42
Bic Camera Inc	145,100	1,606
BIPROGY Inc	163,400	5,552
Bridgestone Corp	337,800	12,989
Brother Industries Ltd	59,900	1,164
Business Brain Showa-Ota Inc	2,600	33
Business Engineering Corp	1,200	35
Canon Inc	121,200	3,985
Canon Marketing Japan Inc	82,700	2,686
Capcom Co Ltd	146,600	3,411
Central Japan Railway Co	117,400	2,722
Central Security Patrols Co Ltd	1,500	30
Chiba Kogyo Bank Ltd/The	5,000	36
Chino Corp	1,800	29
Chugai Pharmaceutical Co Ltd	120,500	5,840
Chugoku Marine Paints Ltd	20,500	292
COLOPL Inc *	9,800	36
Copro-Holdings Co Ltd	3,400	35
CTS Co Ltd	5,500	32
Dai-Ichi Cutter Kogyo KK	3,200	33
Dai-ichi Life Holdings Inc	240,700	6,196
Daiichi Sankyo Co Ltd	156,600	5,155
Daikin Industries Ltd	1,300	182
Dainichiseika Color & Chemicals Manufacturing Co Ltd	3,200	67
Daito Trust Construction Co Ltd	13,300	1,619
Daitron Co Ltd	1,400	28
Daiwa Securities Group Inc	812,400	5,708
Densan System Holdings Co Ltd	1,500	28
Denso Corp	53,300	792
Digital Arts Inc	3,600	124
East Japan Railway Co	135,300	2,694
Eiken Chemical Co Ltd	12,500	203
Eisai Co Ltd	27,900	1,043
Elecom Co Ltd	5,800	59
en Japan Inc	74,500	1,267
ENEOS Holdings Inc	181,300	987
Entrust Inc	5,500	29
ERI Holdings Co Ltd	4,300	59
FANUC Corp	365,300	10,701
Fast Retailing Co Ltd	18,700	6,199
Food & Life Cos Ltd	38,500	774
Forum Engineering Inc	8,600	56
Foster Electric Co Ltd	6,500	82

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fuji Corp/Aichi	12,100	$193
Fuji Oil	40,400	100
Fujimori Kogyo Co Ltd	1,000	31
Fujitsu Ltd	1,034,200	21,224
Fukuoka Financial Group Inc	323,700	8,307
Future Corp	2,500	32
Gakken Holdings Co Ltd	6,700	47
Gecoss Corp	4,100	25
Glory Ltd	18,000	322
GungHo Online Entertainment Inc	45,900	989
Gunze Ltd	1,900	75
Hanwa Co Ltd	2,200	76
Heiwa Corp	28,100	417
Hikari Tsushin Inc	500	111
Hirose Electric Co Ltd	20,200	2,572
Hisamitsu Pharmaceutical Co Inc	6,900	186
Hitachi Ltd	234,100	6,188
Hito Communications Holdings Inc	5,800	35
Hodogaya Chemical Co Ltd	700	22
Hokkaido Gas Co Ltd	8,000	33
Horiba Ltd	5,200	340
Hoya Corp	13,200	1,826
Idemitsu Kosan Co Ltd	380,000	2,731
Iida Group Holdings Co Ltd	323,600	5,002
I'll Inc	3,600	75
Inpex Corp	296,700	4,020
Invincible Investment Corp ‡	2,043	887
I-PEX Inc	19,400	213
ITOCHU Corp	221,200	11,873
Iwaki Co Ltd	3,800	77
JAC Recruitment Co Ltd	35,200	188
Japan Airport Terminal Co Ltd	17,000	612
Japan Elevator Service Holdings Co Ltd	46,800	1,018
Japan Exchange Group Inc	179,600	2,330
Japan Lifeline Co Ltd	19,200	164
Japan Medical Dynamic Marketing Inc	26,400	133
Japan Post Bank Co Ltd	75,400	705
Japan Post Holdings Co Ltd	701,400	6,698
Japan Post Insurance Co Ltd	335,100	6,100
Japan Transcity Corp	2,100	13
JCU Corp	3,900	95
Jeol Ltd	2,600	101
JK Holdings Co Ltd	3,700	26
J-Stream Inc	2,900	7
Justsystems Corp	7,200	180
JVCKenwood Corp	26,100	245
Kakaku.com Inc	5,900	103
Kanaden Corp	3,100	31
Kao Corp	326,000	16,202
KAWADA TECHNOLOGIES Inc	3,000	53
Kawasaki Heavy Industries Ltd	14,500	588
KDDI Corp	282,000	9,057
Keio Corp	47,700	1,142

SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Keisei Electric Railway Co Ltd	30,700	$916
Kenko Mayonnaise Co Ltd	12,200	191
Kewpie Corp	67,600	1,692
Kimura Unity Co Ltd	6,200	63
Kobe Bussan Co Ltd	29,600	936
Koike Sanso Kogyo Co Ltd	1,300	53
Kokuyo Co Ltd	147,100	2,603
Komatsu Ltd	822,200	22,797
Komori Corp	12,000	94
Konami Group Corp	1,700	173
Konica Minolta Inc	322,200	931
Konoike Transport Co Ltd	2,500	44
Kuraray Co Ltd	113,500	1,682
Kyoritsu Maintenance Co Ltd	70,800	1,189
Kyoto Financial Group Inc	42,200	650
Kyowa Kirin Co Ltd	7,900	140
M3 Inc	9,200	92
Makita Corp	458,800	15,527
Maruzen Showa Unyu Co Ltd	3,400	130
Matching Service Japan Co Ltd	7,000	50
Maxell Ltd	5,600	72
Mazda Motor Corp	710,100	5,312
MCJ Co Ltd	4,200	45
Medical System Network Co Ltd, Cl A	12,800	39
Megachips Corp	7,900	287
Megmilk Snow Brand Co Ltd	23,400	443
Meidensha Corp	1,500	35
Meiji Electric Industries Co Ltd	2,300	23
MEITEC Group Holdings Inc	6,700	149
Micronics Japan Co Ltd	8,400	231
MINEBEA MITSUMI Inc	885,700	17,449
Mitsubishi Corp	28,600	590
Mitsubishi Electric Corp	218,500	3,519
Mitsubishi Heavy Industries Ltd	510,500	7,557
Mitsubishi Shokuhin Co Ltd	17,900	658
Mitsubishi UFJ Financial Group Inc	368,400	3,743
Mitsui OSK Lines Ltd	64,700	2,228
MIXI Inc	70,200	1,355
Mizuno Corp	48,400	3,079
Morinaga Milk Industry Co Ltd	31,500	774
Moriroku Holdings Co Ltd	4,800	75
Morita Holdings Corp	2,100	32
Morito Co Ltd	4,300	42
MS&AD Insurance Group Holdings Inc	192,700	4,486
Murata Manufacturing Co Ltd	354,600	6,957
Naigai Trans Line Ltd	5,300	108
NEC Corp	108,200	10,401
NEOJAPAN Inc	5,700	76
NET One Systems Co Ltd	17,600	440
NGK Insulators Ltd	140,300	1,835
Nicca Chemical Co Ltd	3,600	31
Nichirei Corp	60,200	1,880
Nihon Chouzai Co Ltd	9,900	94

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nihon Denkei Co Ltd	4,400	$54
Nihon Flush Co Ltd	4,100	26
Nihon Trim Co Ltd	5,200	131
Nintendo Co Ltd	39,900	2,130
Nippon Concept Corp	4,100	49
Nippon Shinyaku Co Ltd	60,400	1,573
Nippon Steel Corp	64,400	1,440
Nippon Thompson Co Ltd	13,600	45
Nippon Yusen KK	110,600	4,036
Nissan Motor Co Ltd	735,700	2,070
Nissei ASB Machine Co Ltd	1,100	37
Nisshinbo Holdings Inc	38,900	261
Nissin Corp	2,200	64
Nisso Holdings Co Ltd	3,900	22
Nissui Corp	242,100	1,553
Nitto Denko Corp	12,000	200
Nitto Kohki Co Ltd	2,200	38
Nittoc Construction Co Ltd	10,000	72
Nomura Holdings Inc	51,200	266
NS United Kaiun Kaisha Ltd	3,300	104
Obara Group Inc	2,700	76
OBIC Business Consultants Co Ltd	29,200	1,515
Obic Co Ltd	133,000	4,692
Okabe Co Ltd	8,200	45
Okamoto Industries Inc	300	11
Okuwa Co Ltd	61,100	379
Olympus Corp	906,300	17,224
Ono Pharmaceutical Co Ltd	14,300	191
Onward Holdings Co Ltd	9,100	34
Optim Corp *	7,100	30
Optorun Co Ltd	31,300	389
Oracle Corp Japan	21,100	2,175
Oro Co Ltd	2,100	38
Otsuka Corp	138,800	3,439
Otsuka Holdings Co Ltd	19,200	1,085
Persol Holdings Co Ltd	1,364,300	2,449
Pickles Holdings Co Ltd	4,400	32
PR Times Corp *	6,000	73
Pronexus Inc	3,300	29
Proto Corp	4,400	46
Recruit Holdings Co Ltd	345,100	21,002
Renesas Electronics Corp	780,700	11,347
Resona Holdings Inc	2,631,200	18,351
Ricoh Co Ltd	179,600	1,937
Ride On Express Holdings Co Ltd	6,000	42
Riken Technos Corp	7,100	51
Riken Vitamin Co Ltd	6,300	114
Riso Kagaku Corp	2,300	55
Rohto Pharmaceutical Co Ltd	23,800	594
Round One Corp	98,000	750
Ryohin Keikaku Co Ltd	5,600	103
Sakai Chemical Industry Co Ltd	1,800	32
Sakai Heavy Industries Ltd	2,000	34

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sakata INX Corp	8,000	$90
Sankyo Co Ltd	775,600	11,419
Santen Pharmaceutical Co Ltd	317,600	3,851
Sanwa Holdings Corp	252,000	6,651
Sanyo Shokai Ltd	13,700	228
Sapporo Holdings Ltd	13,300	735
Sato Holdings Corp	7,000	103
Sawai Group Holdings Co Ltd	4,800	68
SCREEN Holdings Co Ltd	41,700	2,907
SCSK Corp	97,300	2,013
Seiko Epson Corp	72,800	1,343
Sekisui House Ltd	111,400	3,095
Sekisui Kasei Co Ltd	8,300	23
SERAKU Co Ltd	3,000	31
Seven & i Holdings Co Ltd	777,100	11,664
Shibaura Machine Co Ltd	600	17
Shibuya Corp	5,500	146
Shimamura Co Ltd	23,400	1,280
Shimojima Co Ltd	3,100	28
Shindengen Electric Manufacturing Co Ltd	10,600	174
Shin-Etsu Polymer Co Ltd	3,900	42
Shinnihonseiyaku Co Ltd	2,300	28
Shofu Inc	12,600	205
Sinfonia Technology Co Ltd	2,200	78
Sinko Industries Ltd	1,700	56
SKY Perfect JSAT Holdings Inc	33,100	206
Skylark Holdings Co Ltd	172,000	2,778
SMC Corp	12,700	5,651
SMK Corp	1,300	21
SMS Co Ltd	13,900	210
Solasto Corp	1,500	6
Soliton Systems KK	5,500	41
Sompo Holdings Inc	89,900	2,012
Star Micronics Co Ltd	3,900	52
Step Co Ltd	1,900	26
Subaru Corp	139,000	2,412
Sumitomo Electric Industries Ltd	48,600	780
Sumitomo Mitsui Financial Group Inc	330,300	7,031
Sumitomo Pharma Co Ltd *	15,700	65
Sun Inc *	8,300	30
Suntory Beverage & Food Ltd	731,200	27,573
Suruga Bank Ltd	168,900	1,317
Suzuken Co Ltd/Aichi Japan	45,100	1,577
System Research Co Ltd	2,800	28
T&D Holdings Inc	412,700	7,199
Taiho Kogyo Co Ltd, Cl A	1,200	5
Takara & Co Ltd	2,600	51
Takashimaya Co Ltd	291,600	2,330
Takeda Pharmaceutical Co Ltd	498,100	14,288
TDK Corp	2,167,500	27,624
TechMatrix Corp	8,200	138
Temairazu Inc	6,600	160
Terumo Corp	126,300	2,384

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TIS Inc	67,000	$1,710
Tocalo Co Ltd	2,600	35
Tochigi Bank Ltd/The	16,400	30
Tokio Marine Holdings Inc	102,400	3,745
Tokyo Electron Ltd	20,500	3,624
Tokyo Seimitsu Co Ltd	34,600	1,826
Tokyu Fudosan Holdings Corp	414,000	2,854
Toli Corp	15,900	42
Tonami Holdings Co Ltd	800	35
TOPPAN Holdings Inc	18,700	555
Toray Industries Inc	3,317,300	19,555
Toshiba TEC Corp	6,100	148
TOTO Ltd	11,700	437
Towa Pharmaceutical Co Ltd	600	13
Toyo Engineering Corp	26,300	133
Toyo Kanetsu KK	5,900	165
Toyo Suisan Kaisha Ltd	47,800	3,124
Toyota Motor Corp	520,000	9,243
Trend Micro Inc/Japan	82,300	4,883
Trusco Nakayama Corp	6,800	118
Tsubakimoto Chain Co	59,400	780
Tsubakimoto Kogyo Co Ltd	2,100	25
Tsukada Global Holdings Inc	4,800	14
TYK Corp/Tokyo	11,000	31
USS Co Ltd	59,600	565
V Technology Co Ltd	1,400	24
Valor Holdings Co Ltd	5,500	85
ValueCommerce Co Ltd	25,300	198
Vital KSK Holdings Inc	5,500	46
Waseda Academy Co Ltd	3,100	34
WingArc1st Inc	20,200	453
Yamaha Motor Co Ltd	273,500	2,447
Yamaichi Electronics Co Ltd	6,300	111
Yamazaki Baking Co Ltd	101,800	2,025
Yamazen Corp	5,200	49
Yokowo Co Ltd	7,900	82
Yorozu Corp	4,600	35
Yossix Holdings Co Ltd	6,600	157
Zenrin Co Ltd	5,500	34
ZIGExN Co Ltd	12,900	55
Zuken Inc	5,000	125
		652,552
Jordan — 0.0%
Hikma Pharmaceuticals PLC	3,694	95
Luxembourg — 0.9%
ArcelorMittal SA	1,256,926	33,022
Birkenstock Holding PLC *	26,522	1,307
Eurofins Scientific SE	9,651	613
		34,942
Macao — 0.5%
Galaxy Entertainment Group Ltd	3,983,000	20,024

SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MGM China Holdings Ltd	735,600	$1,174
		21,198
Malaysia — 0.0%
RHB Bank Bhd	15,000	23
YTL Power International Bhd	152,500	135
		158
Mexico — 0.0%
Grupo Herdez SAB de CV	27,929	78
Monaco — 0.0%
Costamare Inc	26,773	421
Netherlands — 5.3%
ABN AMRO Bank NV	203,598	3,682
Adyen NV *	5,117	8,010
Akzo Nobel NV	164,996	11,656
Arcadis NV	22,870	1,588
Argenx SE ADR *	1,670	905
ASM International NV	14,208	9,346
ASML Holding NV, Cl G	29,235	24,360
Fugro SE	44,138	1,007
Heineken NV	35,516	3,157
ING Groep NV	1,870,083	33,965
Koninklijke Ahold Delhaize NV	712,365	24,670
Koninklijke BAM Groep SE	125,175	587
Koninklijke KPN NV	1,057,864	4,332
Koninklijke Philips NV *	850,148	27,914
Koninklijke Vopak NV	28,238	1,314
NN Group NV	167,488	8,370
Randstad NV	562,860	28,017
Wolters Kluwer NV	142,020	23,981
		216,861
New Zealand — 0.1%
Fisher & Paykel Healthcare Corp Ltd	54,606	1,207
Xero Ltd *	18,983	1,968
		3,175
Norway — 1.0%
Bouvet ASA	9,949	66
DNB Bank ASA	107,267	2,204
DOF Group ASA *	66,849	556
Equinor ASA	1,142,241	28,923
Hoegh Autoliners ASA	12,581	162
Kongsberg Gruppen ASA	58,092	5,692
Stolt-Nielsen Ltd	1,480	55
Storebrand ASA, Cl A	89,998	990
Telenor ASA	57,648	739
Wallenius Wilhelmsen ASA, Cl B	12,734	150
		39,537
Poland — 0.2%
Bank Polska Kasa Opieki SA	135,002	5,170
CD Projekt SA	13,883	630
Dom Development SA	886	44

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
InPost SA *	44,492	$841
PGE Polska Grupa Energetyczna SA *	88,567	166
		6,851
Portugal — 0.0%
Banco Comercial Portugues SA, Cl R	2,375,082	1,075
Qatar — 0.0%
Ooredoo QPSC	171,417	552
Saudi Arabia — 0.0%
Arab National Bank	76,960	392
Etihad Etisalat Co	58,032	795
		1,187
Singapore — 0.7%
DBS Group Holdings Ltd	142,190	4,220
Hafnia Ltd	26,107	186
IGG Inc	460,000	251
Keppel DC REIT ‡	876,900	1,484
Oversea-Chinese Banking Corp Ltd	239,700	2,823
Sea Ltd ADR *	136,739	12,892
Singapore Airlines Ltd	87,000	462
Singapore Exchange Ltd	308,300	2,747
United Overseas Bank Ltd	162,200	4,070
		29,135
South Africa — 0.0%
DataTec Ltd	82,591	182
South Korea — 0.9%
BNK Financial Group Inc	604,863	4,181
Coupang Inc, Cl A *	270,123	6,631
Samsung Electronics Co Ltd	313,351	14,737
Saramin Co Ltd	1,869	24
Shinhan Financial Group Co Ltd	248,269	10,537
		36,110
Spain — 2.7%
ACS Actividades de Construccion y Servicios SA	41,348	1,914
Aena SME SA	30,067	6,631
Amadeus IT Group SA, Cl A	310,795	22,518
Banco Bilbao Vizcaya Argentaria SA	737,693	7,993
CaixaBank SA	6,798,210	40,697
Iberdrola SA	230,678	3,576
Industria de Diseno Textil SA	431,984	25,619
Logista Integral SA	2,009	61
Naturgy Energy Group SA	81,811	2,120
		111,129
Sweden — 2.3%
AAK AB	49,120	1,614
AddTech AB, Cl B	77,675	2,331
Alfa Laval AB	23,441	1,127
Betsson AB, Cl B	44,087	542
Billerud Aktiebolag	60,018	690
Camurus AB *	12,609	803

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Essity AB, Cl B	227,528	$7,113
Fastighets Balder AB, Cl B *	271,273	2,388
Getinge AB, Cl B	68,133	1,471
H & M Hennes & Mauritz AB, Cl B	429,271	7,318
Hemnet Group AB	18,620	687
Mycronic AB	18,985	740
Saab AB, Cl B	17,135	365
Securitas AB, Cl B	1,806,239	22,969
Skandinaviska Enskilda Banken AB, Cl A	386,361	5,917
Skanska AB, Cl B	68,434	1,430
SKF AB, Cl B	114,823	2,288
Telefonaktiebolaget LM Ericsson ADR	1,722,019	13,053
Telia Co AB	617,790	2,001
Volvo AB, Cl B	714,688	18,910
Yubico AB *	46,329	1,142
		94,899
Switzerland — 5.3%
ABB Ltd	667,612	38,772
Accelleron Industries AG	30,890	1,605
Belimo Holding AG	2,295	1,642
BKW AG	8,230	1,497
dormakaba Holding AG	2,385	1,770
DSM-Firmenich AG	4,561	629
Givaudan SA	4,117	22,646
Julius Baer Group Ltd	463,385	27,961
Logitech International SA	223,356	20,007
Lonza Group AG	3,825	2,424
Novartis AG	277,606	31,971
On Holding AG, Cl A *	12,577	631
Schindler Holding AG	41,058	12,071
SGS SA	35,549	3,976
Swatch Group AG/The	31,095	6,681
Swissquote Group Holding SA	3,062	1,105
UBS Group AG	1,273,725	39,349
Ypsomed Holding AG	2,101	1,026
		215,763
Taiwan — 1.2%
Asustek Computer Inc	168,000	2,936
Evergreen Marine Corp Taiwan Ltd	924,000	5,869
Global Lighting Technologies Inc	13,000	29
Hon Hai Precision Industry Co Ltd	202,000	1,197
MediaTek Inc	285,000	10,582
MPI Corp	18,000	425
Novatek Microelectronics Corp	446,000	7,300
Realtek Semiconductor Corp	79,000	1,176
Silicon Motion Technology Corp ADR	47,747	2,900
Taiwan Semiconductor Manufacturing Co Ltd	83,000	2,510
Taiwan Semiconductor Manufacturing Co Ltd ADR	64,434	11,190
Yang Ming Marine Transport Corp	591,000	1,288
		47,402

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Thailand — 0.0%
PTT Exploration & Production PCL NVDR	356,100	$1,450
Ukraine — 0.0%
Ferrexpo PLC *	32,306	21
United Arab Emirates — 0.1%
ADNOC Logistics & Services	93,399	136
Aldar Properties PJSC	413,661	847
Emaar Development PJSC	55,327	131
Emirates NBD Bank PJSC	142,214	786
Salik Co PJSC	346,701	390
		2,290
United Kingdom — 11.5%
3i Group PLC	167,871	7,442
4imprint Group PLC	596	40
AG Barr PLC	10,962	92
AJ Bell PLC	26,807	162
Allfunds Group PLC	97,949	603
AstraZeneca PLC	125,975	19,581
AstraZeneca PLC ADR	24,210	1,886
BAE Systems PLC	393,812	6,537
Balfour Beatty PLC	3,539	20
Barclays PLC	10,361,213	31,208
Barclays PLC ADR	773,713	9,401
Berkeley Group Holdings PLC	43,071	2,727
Breedon Group PLC	7,305	42
British American Tobacco PLC	194,398	7,103
Centrica PLC	6,052,898	9,471
Coca-Cola Europacific Partners PLC	17,860	1,406
Compass Group PLC	222,562	7,147
Computacenter PLC	34,397	1,141
Diageo PLC	899,915	31,421
Ferguson Enterprises Inc	25,237	4,976
Global Ship Lease Inc, Cl A	21,061	561
Greggs PLC	67,788	2,841
HSBC Holdings PLC	3,504,069	31,478
International Consolidated Airlines Group SA	508,618	1,401
Intertek Group PLC	204,276	14,139
Investec PLC	1,092,618	8,320
J Sainsbury PLC	5,539,123	21,948
Just Group PLC	105,970	198
Kingfisher PLC	981,213	4,238
Legal & General Group PLC	1,347,508	4,090
Man Group PLC/Jersey	834,115	2,370
National Grid PLC	77,347	1,069
NatWest Group PLC	6,877,890	31,727
Ninety One PLC	348,352	818
Pagegroup PLC	173,631	901
Polar Capital Holdings PLC	163	1
Reckitt Benckiser Group PLC	759,341	46,618
RELX PLC	90,504	4,260
Rolls-Royce Holdings PLC *	2,955,017	20,897

SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sage Group PLC/The	393,543	$5,408
Segro PLC ‡	277,504	3,253
Smith & Nephew PLC	1,377,381	21,395
Speedy Hire PLC	81,426	39
Standard Chartered PLC	2,426,640	25,812
Subsea 7 SA	65,046	1,053
Tesco PLC	6,191,530	29,790
TORM PLC, Cl A	2,838	97
Travis Perkins PLC	1,365,989	16,967
Unilever PLC	312,129	20,260
Vodafone Group PLC	2,338,951	2,354
WH Smith PLC	252,543	4,939
		471,648
United States — 8.6%
Aon PLC, Cl A	16,665	5,766
Arch Capital Group Ltd *	74,326	8,315
Atlassian Corp, Cl A *	24,054	3,820
BP PLC	2,019,699	10,612
CyberArk Software Ltd *	4,581	1,336
EPAM Systems Inc *	12,211	2,430
Experian PLC	366,592	19,330
GSK PLC	464,546	9,449
GSK PLC ADR	203,551	8,321
Holcim AG	8,625	844
ICON PLC ADR *	35,111	10,088
Linde PLC	11,374	5,424
Medtronic PLC	211,727	19,062
Monday.com Ltd *	46,664	12,962
Navigator Holdings Ltd	9,027	145
Nestle SA	166,354	16,755
Reliance Worldwide Corp Ltd	152,648	622
RHI Magnesita NV	760	35
Roche Holding AG	323,190	103,675
Sanofi SA	379,616	43,595
Schneider Electric SE	22,188	5,849
Shell PLC	837,396	27,631
Smurfit WestRock PLC	59,175	2,924
Spotify Technology SA *	60,852	22,426
STERIS PLC	24,863	6,030
Waste Connections Inc	29,152	5,213
		352,659
Total Common Stock
(Cost $3,158,844) ($ Thousands)		3,909,768

PREFERRED STOCK — 0.9%
Brazil — 0.1%
Petroleo Brasileiro SA (A)	190,600	1,263

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Germany — 0.8%
Henkel AG & Co KGaA (A)	355,553	$33,491
Total Preferred Stock
(Cost $31,749) ($ Thousands)		34,754

EXCHANGE TRADED FUND — 0.1%
United States — 0.1%
iShares Core MSCI EAFE ETF	54,869	4,283
Total Exchange Traded Fund
(Cost $4,220) ($ Thousands)		4,283

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Institutional Class
4.890%**†	61,716,049	61,716
Total Cash Equivalent
(Cost $61,716) ($ Thousands)		61,716
Total Investments in Securities — 97.9%
(Cost $3,256,529) ($ Thousands)		$4,010,521

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

International Equity Fund (Continued)

A list of the open futures contracts held by the Fund at September 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	411	Dec-2024	$22,712	$23,073	$297
FTSE 100 Index	133	Dec-2024	14,782	14,786	(178)
Hang Seng Index	11	Oct-2024	1,389	1,506	114
SPI 200 Index	59	Dec-2024	8,273	8,500	65
TOPIX Index	91	Dec-2024	16,514	16,843	340
			$63,670	$64,708	$638

A list of the open OTC Swap agreement held by the Fund at September 30, 2024, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	Custom Basket of International Equity Securities	Federal Funds Effective Rate (Daily) + custom spread	Asset Returns	Annually	12/31/2049	USD	4,748	$(4,515)	$–	$(4,515)
								$(4,515)	$–	$(4,515)

The following table represents the top 50 individual stock exposures comprising the Custom Basket Total Return Swap as of September 30, 2024:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
277,300	HITACHI LTD	$6,775	$539	142.7%
157,053	UNICREDITO SPA	6,482	404	136.5
333,849	ENGIE SA	5,931	(163)	124.9
87,181	UNILEVER PLC	5,695	(49)	119.9
1,158,885	TESCO PLC	5,668	(105)	119.4
1,076,361	NATWEST GROUP PLC	4,781	173	100.7
50,465	COMPAGNIE DE SAINT GOBAIN	4,416	177	93.0
126,249	SHELL PLC	4,230	(176)	89.1
5,423,643	LLOYDS BANKING GROUP PLC	4,215	57	88.8
166,584	GSK PLC	3,588	(207)	75.6
540,834	ROLLS-ROYCE HOLDINGS PLC	3,539	278	74.5
101,553	HALMA PLC	3,485	60	73.4
21,940	ASTRAZENECA PLC	3,479	(77)	73.3
696,194	GLENCORE PLC	3,470	516	73.1
23,038	NEXANS	3,157	221	66.5
90,723	COMPASS GROUP PLC	2,943	(33)	62.0
21,019	NEXT PLC	2,888	(136)	60.8
95,000	IMPERIAL BRANDS PLC	2,810	(47)	59.2
25,007	EURONEXT NV	2,798	(85)	58.9
560,197	MARKS & SPENCER GROUP PLC	2,672	122	56.3
1,232	HERMES INTL	2,598	481	54.7
68,764	COCA-COLA HBC AG-DI	2,543	(91)	53.6
37,801	BERKELEY GROUP HOLDINGS/THE	2,436	(48)	51.3
10,693	SAFRAN SA	2,418	96	50.9
18,705	VINCI SA	2,291	(101)	48.3
25,439	UNIBAIL-RODAMCO-WESTFIELD	2,193	34	46.2
65,623	BUREAU VERITAS	2,189	(12)	46.1
741,061	BARCLAYS PLC	2,162	66	45.5

SEI Institutional International Trust

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

192,426	VIVENDI	$2,162	$63	45.5%
174,528	AUTO TRADER GROUP PLC	2,022	6	42.6
110,634	VISTRY GROUP PLC	2,003	(70)	42.2
45,831	CRITEO SA	1,923	(82)	40.5
27,420	TOTALENERGIES SE	1,867	(61)	39.3
17,014	PUBLICIS	1,830	31	38.5
52,673	KLEPIERRE	1,710	17	36.0
773,015	TRITAX BIG BOX REIT PLC	1,692	(46)	35.6
40,506	MICHELIN (CGDE)-B	1,632	12	34.4
527,873	INTL CONSOLIDATED AIRLINE-DI	1,407	47	29.6
101,205	NATIONAL GRID PLC	1,398	(3)	29.4
1,296,622	ITV PLC	1,380	9	29.1
79,739	DOLE PLC	1,341	(44)	28.2
21,630	COVIVIO	1,320	(6)	27.8
170,902	DARKTRACE PLC	1,319	-	27.8
213,095	BABCOCK INTL GROUP PLC	1,317	31	27.7
17,436	AMUNDI SA	1,306	(4)	27.5
21,325	DIPLOMA PLC	1,281	(16)	27.0
72,122	MEDIOBANCA	1,199	32	25.3
142,991	FRESNILLO PLC	1,114	57	23.5
23,955	3I GROUP PLC	1,024	85	21.6
23,858	LA FRAN DJ	1,013	(31)	21.3
77,521	UNITE GROUP PLC/THE	1,007	(20)	21.2
42,736	GAMMA COMMUNICATIONS PLC	963	(8)	20.3
449,908	CENTAMIN PLC	926	(41)	19.5
10,255	KINGSPAN GROUP	911	89	19.2
136,089	AVIVA PLC	883	(2)	18.6
49,074	GETLINK	883	(8)	18.6
54,004	CREDIT AGRICOLE	857	(31)	18.0
20,253	AXA	815	(37)	17.2
7,528	EIFFAGE	773	(46)	16.3
42,704	BAE SYSTEMS PLC	753	(45)	15.9
420,062	QUILTER PLC	732	15	15.4
217,105	TP ICAP GROUP PLC	682	5	14.4
16,443	SPIE SA - W/I	679	(48)	14.3
31,521	KELLER GROUP PLC	676	6	14.2
49,327	FUTURE PLC	670	(2)	14.1
5,186	ADP PROMESSES	666	-	14.0
10,457	CRANSWICK PLC	646	57	13.6
39,229	CARNIVAL ADR	629	23	13.2
319,810	BT GROUP PLC	623	11	13.1
20,362	VERONA PHARMA PLC - ADR	606	(22)	12.8
99,125	AIB GROUP	606	(37)	12.8
8,604	BNP PARIBAS	606	(16)	12.8
5,231	LEGRAND SA	610	(8)	12.8
211,726	GREENCORE GROUP PLC	513	8	10.8
3,480	ARM HOLDINGS PLC	482	21	10.2

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(342,700)	KYOCERA CORP	$(4,139)	$170	(87.2)%
(81,900)	NIPPON EXPRESS HOLDINGS INC	(4,043)	(266)	(85.2)
(296,114)	SAGE GROUP PLC/THE	(4,010)	(53)	(84.5)
(23,000)	NITORI HOLDINGS CO LTD	(3,703)	206	(78.0)
(286,100)	RICOH CO LTD	(3,033)	(46)	(63.9)
(102,969)	YARA INTERNAT	(2,997)	(264)	(63.1)
(940,000)	BOC HONG KONG	(2,829)	(180)	(59.6)
(81,400)	TOTO LTD	(2,758)	(274)	(58.1)
(456,733)	ISR DISCOUNT BNK	(2,509)	(50)	(52.8)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

International Equity Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(584,600)	OJI HOLDINGS CORP	$(2,367)	$25	(49.9)%
(119,936)	SIG GROUP AG	(2,346)	(332)	(49.4)
(326,700)	SHIMIZU CORP	(2,325)	83	(49.0)
(286,326)	BURBERRY GROUP PLC	(2,217)	(471)	(46.7)
(82,157)	SMITHS GROUP PLC	(1,969)	125	(41.5)
(62,400)	AGC INC	(1,936)	(88)	(40.8)
(1,297)	PARTNERS GROUP	(1,880)	(71)	(39.6)
(168,900)	SG HOLDINGS CO LTD	(1,858)	42	(39.1)
(175,500)	SUMCO CORP	(1,839)	(50)	(38.7)
(78,400)	SUMITOMO HEAVY IND LTD	(1,826)	(56)	(38.5)
(18,571)	SPIRAX GROUP PLC	(1,805)	(64)	(38.0)
(65,280)	VALMET OYJ	(1,761)	(380)	(37.1)
(1,137,440)	MIRVAC GROUP	(1,724)	30	(36.3)
(45,500)	MITSUBISHI LOGISTICS CORP	(1,674)	17	(35.3)
(135,600)	LIXIL CORP	(1,641)	20	(34.6)
(32,300)	YAMATO KOGYO CO LTD	(1,631)	18	(34.4)
(23,363)	DCC PLC	(1,623)	30	(34.2)
(95,800)	ELECTRIC POWER DEVELOPMENT CO LTD	(1,602)	1	(33.7)
(33,098)	ASR NEDERLND AIW	(1,600)	(22)	(33.7)
(104,100)	SEEK LTD	(1,595)	(197)	(33.6)
(207,306)	KINNEVIK B	(1,527)	(159)	(32.2)
(35,831)	PUMA SE	(1,530)	33	(32.2)
(146,243)	HEXAGON B	(1,423)	(150)	(30.0)
(35,800)	ZENKOKU HOSHO CO LTD	(1,412)	2	(29.7)
(252,296)	B&M EUROPEAN VALUE RETAIL SA	(1,411)	8	(29.7)
(499,000)	WHARF REIC	(1,406)	(359)	(29.6)
(131,100)	KS HOLDINGS CORP	(1,399)	(12)	(29.5)
(32,931)	INTERPUMP GROUP	(1,401)	(136)	(29.5)
(261,408)	DEXUS	(1,383)	10	(29.1)
(42,300)	YASKAWA ELECTRIC CORP	(1,340)	(136)	(28.2)
(18,038)	FISCHER N	(1,330)	(33)	(28.0)
(124,123)	RS GROUP PLC	(1,303)	(43)	(27.4)
(683,940)	CLEANAWAY WASTE MANAGEMENT L	(1,290)	(103)	(27.2)
(265,089)	LENDLEASE GROUP	(1,278)	(25)	(26.9)
(26,867)	RANDSTAD NV	(1,273)	(100)	(26.8)
(60,817)	KESKO OYJ B	(1,226)	(73)	(25.8)
(108,700)	VENTURE CORPORATION LTD	(1,165)	(23)	(24.5)
(93,800)	HAMAMATSU PHOTONICS KK	(1,150)	(77)	(24.2)
(9,284)	BE SEMICOND IND	(1,149)	(26)	(24.2)
(1,264,275)	XINYI GLASS	(1,145)	(361)	(24.1)
(27,803)	HUGO BOSS N	(1,110)	(163)	(23.4)
(6,059)	BKW SA	(1,104)	4	(23.3)
(138,800)	HAZAMA ANDO CORP	(1,101)	17	(23.2)
(221,415)	RENTOKIL INITIAL PLC	(1,098)	18	(23.1)
(71,100)	DENKA CO LTD	(1,087)	(30)	(22.9)
(243,904)	BANK OF QUEENSLAND LTD	(1,063)	19	(22.4)
(36,800)	NITERRA CO LTD	(1,033)	7	(21.8)
(105,973)	METSO OYJ	(996)	(138)	(21.0)
(866,300)	MAPLETREE PAN ASIA COMMERCIAL	(989)	(9)	(20.8)
(113,400)	HAKUHODO DY HOLDINGS INC	(958)	34	(20.2)
(214,216)	SCHRODERS PLC	(956)	(45)	(20.1)
(63,500)	USHIO INC	(927)	28	(19.5)
(24,568)	SPECTRIS PLC	(917)	20	(19.3)
(53,600)	GMO INTERNET GROUP INC	(901)	(37)	(19.0)
(38,048)	FLUIDRA S.A.	(899)	(97)	(18.9)
(60,597)	TOMRA SYSTEMS	(897)	4	(18.9)
(80,400)	LION CORP	(868)	(38)	(18.3)
(236,745)	STOCKLAND	(840)	(54)	(17.7)
(71,715)	BREMBO N.V.	(809)	23	(17.0)
(394,750)	JD SPORTS FASHION PLC	(804)	(10)	(16.9)
(43,600)	TOBU RAILWAY CO LTD	(796)	35	(16.8)

SEI Institutional International Trust

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(72,204)	IDP EDUCATION LTD	$(783)	$(12)	(16.5)%
(91,700)	JGC HOLDINGS CORP	(784)	(18)	(16.5)
(14,800)	TOKYO SEIMITSU CO LTD	(778)	(2)	(16.4)
(322,159)	METCASH LTD	(779)	(20)	(16.4)
(11,953)	CARL ZEISS MEDITEC AG	(758)	(190)	(16.0)
(54,432)	PEARSON PLC	(760)	21	(16.0)
(43,737)	INMODE LTD	(746)	6	(15.7)
(60,327)	INFRASTRUTTURE WIRELESS ITALIANE SPA (IT	(743)	-	(15.6)
(26,062)	SEVEN GROUP HOLDINGS LTD	(735)	(39)	(15.5)
(348,726)	SPARK NEW ZEALAND LTD	(725)	54	(15.3)
(90,186)	PENNON GROUP PLC	(724)	9	(15.2)
(210,269)	ENDEAVOUR GROUP LTD/AUSTRALI	(715)	(16)	(15.1)
(300,400)	SANDS CHINA LTD	(717)	(53)	(15.1)
(30,539)	SIGNIFY NV	(711)	(9)	(15.0)
(3,440)	DSV	(703)	(7)	(14.8)
(97,844)	PHOENIX GROUP HOLDINGS PLC	(705)	(28)	(14.8)
(30,400)	YAKULT HONSHA CO LTD	(688)	(17)	(14.5)
(16,600)	OMRON CORP	(689)	(70)	(14.5)
(106,800)	CITIZEN WATCH CO LTD	(690)	11	(14.5)
(32,200)	KADOKAWA CORP	(680)	(38)	(14.3)
(86,900)	ANRITSU CORP	(664)	5	(14.0)
(19,941)	DERWENT LONDON PLC	(660)	19	(13.9)
(3,184)	SARTORIUS STEDIM	(655)	(12)	(13.8)
(61,500)	ROHM CO LTD	(649)	(41)	(13.7)
(28,600)	JDE PEETS BV	(650)	53	(13.7)
(192,251)	ATLAS ARTERIA	(645)	(32)	(13.6)
(139,092)	LYNAS RARE EARTHS LTD	(639)	(134)	(13.5)
(11,300)	SHIMAMURA CO LTD	(635)	18	(13.4)
(138,645)	NIBE INDUSTRIER B	(635)	(125)	(13.4)
(2,389)	SARTORIUS	(638)	(33)	(13.4)
(55,155)	UMICORE	(635)	(82)	(13.4)
(160,000)	CK ASSET	(632)	(71)	(13.3)
(606,000)	SINO LAND	(626)	(39)	(13.2)
(8,903)	TEMENOS AG	(628)	4	(13.2)
(174,976)	IGO LTD	(621)	(89)	(13.1)
(55,123)	FRASERS GROUP PLC	(621)	5	(13.1)
(1,484)	BUCHER N	(616)	(57)	(13.0)
(23,462)	HIKMA PHARMACEUTICALS PLC	(605)	4	(12.7)
(93,087)	ELEKTA B	(596)	(68)	(12.6)
(31,300)	THE SUMITOMO WAREHOUSE CO LTD	(595)	7	(12.5)
(7,540)	DKSH N	(594)	(5)	(12.5)
(3,257)	SWATCH GROUP I	(593)	(106)	(12.5)
(4,061)	AIRBUS SE	(585)	(9)	(12.3)
(17,355)	HENSOLDT AG	(585)	15	(12.3)
(7,277)	SYENSQO SA	(581)	(65)	(12.2)
(89,159)	HUSQVARNA B	(574)	(50)	(12.1)
(26,407)	DOMINO'S PIZZA ENTERPRISES L	(569)	(79)	(12.0)
(20,585)	ENDAVA PLC- ADR	(568)	43	(12.0)
(252,000)	CAPITALAND INVESTMENT LTD/SI	(566)	(46)	(11.9)
(5,067)	ALTEN	(549)	(16)	(11.6)
(57,552)	INDIVIOR PLC	(551)	(16)	(11.6)
(452,026)	HAYS PLC	(540)	(22)	(11.4)
(593,000)	NEW WORLD DEV	(514)	(223)	(10.8)

Percentages are based on Net Assets of $4,098,618 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of September 30, 2024.
†	Investment in Affiliated Security (see Note 5).
‡	Real Estate Investment Trust.
(A)	No interest rate available.

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

International Equity Fund (Concluded)

The following is a summary of the level of inputs used as of September 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	3,909,768	–	–	3,909,768
Preferred Stock	34,754	–	–	34,754
Exchange Traded Fund	4,283	–	–	4,283
Cash Equivalent	61,716	–	–	61,716
Total Investments in Securities	4,010,521	–	–	4,010,521
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	816	–	–	816
Unrealized Depreciation	(178)	–	–	(178)
OTC Swap
Total Return Swap*
Unrealized Depreciation	–	(4,515)	–	(4,515)
Total Other Financial Instruments	638	(4,515)	–	(3,877)

* Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument..

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$7,071	$408,627	$(415,607)	$(53)	$(38)	$—	$287	$—
SEI Daily Income Trust, Government Fund, Institutional Class	34,469	664,993	(637,746)	—	—	61,716	2,167	—
Totals	$41,540	$1,073,620	$(1,053,353)	$(53)	$(38)	$61,716	$2,454	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 93.8%
Austria — 0.2%
Erste Group Bank AG	58,624	$3,222
Brazil — 3.8%
Ambev SA	181,400	437
Ambev SA ADR	222,477	543
B3 SA - Brasil Bolsa Balcao	581,000	1,146
Banco do Brasil SA	101,042	506
BB Seguridade Participacoes SA	129,034	846
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	18,362	304
Cia Energetica de Minas Gerais ADR	427,556	881
CPFL Energia SA	672,595	4,205
Embraer SA ADR *	70,089	2,479
Gerdau SA ADR	76,472	268
Hapvida Participacoes e Investimentos S/A *	2,903,500	2,143
Inter & Co Inc, Cl A	199,238	1,327
Lojas Renner SA	139,000	459
MercadoLibre Inc *	626	1,285
Natura & Co Holding SA	4,089,700	10,551
Petroleo Brasileiro SA ADR *	217,350	3,132
PRIO SA/Brazil	302,800	2,414
Raia Drogasil SA	312,300	1,470
Rumo SA	429,400	1,583
Sendas Distribuidora S/A *	2,378,800	3,280
Telefonica Brasil SA	55,222	570
TIM SA/Brazil	2,605,200	8,984
Vale SA	438,137	5,123
Vale SA ADR, Cl B	161,782	1,890
Vibra Energia SA	223,040	956
WEG SA	393,066	3,942
		60,724
Canada — 0.3%
Barrick Gold Corp	74,113	1,474
Ivanhoe Mines Ltd, Cl A *	82,912	1,235
Pan American Silver Corp	111,890	2,335
		5,044
Chile — 0.8%
Banco de Chile	87,913,157	11,230
Banco Santander Chile ADR	17,837	370
Cencosud SA	220,791	447
Enel Chile SA ADR	72,258	202
Falabella SA *	208,169	772
		13,021
China — 25.5%
3SBio Inc	497,592	440
AAC Technologies Holdings Inc	647,897	2,661
Agricultural Bank of China Ltd, Cl H	2,290,498	1,079
Akeso Inc *	203,000	1,793
Alibaba Group Holding Ltd	4,007,594	56,754
Aluminum Corp of China Ltd, Cl A	833,082	1,057
Anhui Conch Cement Co Ltd, Cl H	650,000	1,912

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ANTA Sports Products Ltd	29,078	$354
Baidu Inc ADR *	155,185	16,339
Beijing Tiantan Biological Products Corp Ltd, Cl A	102,292	367
Bosideng International Holdings Ltd	4,034,126	2,316
BYD Co Ltd, Cl H	147,320	5,383
Centre Testing International Group Co Ltd, Cl A	1,971,600	4,226
China CITIC Financial Asset Management Co Ltd, Cl H *	14,213,491	988
China Communications Services Corp Ltd, Cl H	2,822,712	1,530
China Construction Bank Corp, Cl H	5,129,444	3,883
China Everbright Bank Co Ltd, Cl H	724,018	246
China Feihe Ltd	2,534,848	1,919
China Life Insurance Co Ltd, Cl H	174,628	351
China Medical System Holdings Ltd	202,598	233
China Meidong Auto Holdings Ltd	10,286,000	3,827
China Merchants Bank Co Ltd, Cl H	185,500	921
China Overseas Land & Investment Ltd	947,500	1,942
China Pacific Insurance Group Co Ltd, Cl H	321,858	1,160
China Petroleum & Chemical Corp, Cl H	1,129,579	704
China Railway Signal & Communication Corp Ltd, Cl H	368,080	154
China Resources Land Ltd	2,824,500	10,418
China Shenhua Energy Co Ltd, Cl A	36,800	229
China Taiping Insurance Holdings Co Ltd	344,611	555
China Tower Corp Ltd, Cl H	6,790,000	900
CITIC Ltd	290,609	343
Contemporary Amperex Technology Co Ltd, Cl A	394,120	14,150
Dong-E-E-Jiao Co Ltd, Cl E	19,200	169
Eastroc Beverage Group Co Ltd, Cl A	116,200	4,488
FinVolution Group ADR	113,624	702
Focus Media Information Technology Co Ltd, Cl A	196,600	198
Foshan Haitian Flavouring & Food Co Ltd, Cl A	2,331,260	16,006
Fuyao Glass Industry Group Co Ltd, Cl A	84,400	700
Fuyao Glass Industry Group Co Ltd, Cl H	128,000	861
Geely Automobile Holdings Ltd	340,463	534
Giant Biogene Holding Co ltd	255,912	1,679
Goneo Group Co Ltd, Cl A	33,391	396
Gree Electric Appliances Inc of Zhuhai, Cl A	368,226	2,516
Guangzhou Kingmed Diagnostics Group Co Ltd, Cl A	1,127,689	5,937
Haier Smart Home Co Ltd, Cl A	3,987,600	16,017
Hello Group Inc ADR	109,046	830
Hubei Jumpcan Pharmaceutical Co Ltd, Cl A	30,200	135
Industrial & Commercial Bank of China Ltd, Cl H	13,749,520	8,213
iQIYI Inc ADR *	1,934,955	5,534
JD.com Inc ADR	130,992	5,240

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
JD.com Inc, Cl A	112,000	$2,409
Jiangsu Yuyue Medical Equipment & Supply Co Ltd, Cl A	105,100	573
JOYY Inc ADR	8,956	325
Kunlun Energy Co Ltd	6,598,635	6,813
Kweichow Moutai Co Ltd, Cl A	1,694	422
Lenovo Group Ltd	2,001,236	2,731
Lens Technology Co Ltd, Cl A	7,515	22
Livzon Pharmaceutical Group Inc, Cl A	33,900	196
Meituan, Cl B *	1,383,385	30,633
Midea Group Co Ltd, Cl A	43,752	474
NARI Technology Co Ltd, Cl A	107,772	425
NetEase Inc	686,683	13,305
NetEase Inc ADR	24,408	2,282
PDD Holdings Inc ADR *	28,757	3,877
People's Insurance Co Group of China Ltd/The, Cl A	567,000	601
People's Insurance Co Group of China Ltd/The, Cl H	7,135,343	3,408
PetroChina Co Ltd, Cl H	2,436,506	1,989
PICC Property & Casualty Co Ltd, Cl H	7,961,638	11,808
Ping An Insurance Group Co of China Ltd, Cl H	3,113,884	20,104
Pop Mart International Group Ltd	736,608	5,050
Qifu Technology Inc ADR	62,245	1,856
SF Holding Co Ltd, Cl A	811,100	5,200
Shanghai Industrial Holdings Ltd	86,444	135
Shenwan Hongyuan Group Co Ltd, Cl A	1,270,700	1,036
Shenzhen Envicool Technology Co Ltd, Cl A	915,900	3,397
Shenzhen International Holdings Ltd	19,304	17
Shenzhen Mindray Bio-Medical Electronics Co Ltd, Cl A	33,100	1,382
Sichuan Kelun Pharmaceutical Co Ltd, Cl A	91,800	419
Silergy Corp	111,000	1,641
Sinopec Engineering Group Co Ltd, Cl H	1,229,719	852
Tencent Holdings Ltd	681,091	38,985
Tencent Music Entertainment Group ADR	32,272	389
Tongcheng Travel Holdings Ltd	127,200	327
Trip.com Group Ltd *	84,845	5,363
Trip.com Group Ltd ADR *	12,837	763
Uni-President China Holdings Ltd	185,190	174
Vipshop Holdings Ltd ADR	646,078	10,163
Weichai Power Co Ltd, Cl A	282,220	638
Weichai Power Co Ltd, Cl H	114,000	211
WUS Printed Circuit Kunshan Co Ltd, Cl A	116,700	668
Xiaomi Corp, Cl B *	1,538,593	4,457
Xinyi Solar Holdings Ltd	4,812,458	2,615
Yangzijiang Shipbuilding Holdings Ltd	1,121,935	2,144
Youngor Fashion Co Ltd, Cl A	309,441	356
Yunnan Botanee Bio-Technology Group Co Ltd, Cl A	321,780	2,863
Yunnan Yuntianhua Co Ltd, Cl A	97,300	314
Yutong Bus Co Ltd, Cl A	605,900	2,276

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zhejiang Supor Co Ltd, Cl A	53,522	$446
Zhongjin Gold Corp Ltd, Cl A	224,553	486
Zoomlion Heavy Industry Science and Technology Co Ltd	3,197,000	2,350
Zoomlion Heavy Industry Science and Technology Co Ltd, Cl A	372,669	403
ZTE Corp, Cl H	137,106	355
ZTO Express Cayman Inc ADR	37,358	925
		410,342
Colombia — 0.0%
Bancolombia SA ADR, Cl R	18,154	570
Egypt — 0.0%
Commercial International Bank - Egypt (CIB)	140,374	246
Greece — 1.1%
Alpha Services and Holdings SA	2,824,791	4,912
Eurobank Ergasias Services and Holdings SA	3,698,032	8,494
Hellenic Telecommunications Organization SA	68,090	1,177
Metlen Energy & Metals SA	34,401	1,358
Motor Oil Hellas Corinth Refineries SA	17,445	414
National Bank of Greece SA	44,294	379
OPAP SA	29,287	522
		17,256
Hong Kong — 1.5%
AIA Group Ltd	1,640,000	14,706
Chaoda Modern Agriculture Holdings Ltd *	2,056,181	5
China High Precision Automation Group Ltd *(A)	1,385,624	25
Hong Kong Exchanges & Clearing Ltd	83,500	3,507
United Laboratories International Holdings Ltd/The	389,715	507
Vitasoy International Holdings Ltd	6,546,000	4,660
WH Group Ltd	773,007	613
		24,023
Hungary — 1.3%
Magyar Telekom Telecommunications PLC	649,022	1,915
MOL Hungarian Oil & Gas PLC	304,243	2,281
OTP Bank Nyrt	200,455	10,511
Richter Gedeon Nyrt	180,834	5,585
		20,292
India — 13.3%
Apollo Hospitals Enterprise Ltd	31,282	2,687
Apollo Tyres Ltd	66,980	438
Ashok Leyland Ltd	985,478	2,768
Aurobindo Pharma Ltd	37,865	660
Axis Bank Ltd	105,809	1,556
Bajaj Auto Ltd	9,085	1,338
Bajaj Finance Ltd	4,724	434

SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bank of Baroda	103,006	$305
Bharat Electronics Ltd	423,067	1,439
Bharat Petroleum Corp Ltd	228,755	1,010
Bharti Airtel Ltd	193,474	3,947
Britannia Industries Ltd	52,059	3,937
Colgate-Palmolive India Ltd	106,629	4,841
Computer Age Management Services Ltd	9,626	506
Coromandel International Ltd	32,250	644
Cummins India Ltd	18,798	854
Dabur India Ltd	455,465	3,398
DLF Ltd	260,587	2,784
Dr Reddy's Laboratories Ltd ADR	139,002	11,044
Exide Industries Ltd	243,667	1,461
GAIL India Ltd	299,034	857
Great Eastern Shipping Co Ltd/The	52,139	747
Gujarat Narmada Valley Fertilizers & Chemicals Ltd	46,016	371
HCL Technologies Ltd	444,860	9,535
HDFC Asset Management Co Ltd	23,941	1,228
HDFC Bank Ltd	649,650	13,427
HDFC Bank Ltd ADR	278,706	17,436
Hero MotoCorp Ltd	5,950	406
Hindalco Industries Ltd	110,106	994
Hindustan Aeronautics Ltd	26,082	1,376
ICICI Bank Ltd	357,171	5,426
ICICI Bank Ltd ADR	585,971	17,491
Indian Oil Corp Ltd	1,757,307	3,778
Infosys Ltd	188,479	4,218
Infosys Ltd ADR	672,419	14,975
InterGlobe Aviation Ltd *	8,596	491
IRB Infrastructure Developers Ltd	1,734,208	1,264
ITC Ltd	225,871	1,397
JSW Energy Ltd	276,408	2,418
KPIT Technologies Ltd	78,773	1,530
L&T Finance Ltd	719,401	1,595
Larsen & Toubro Ltd	5,427	238
Life Insurance Corp of India	24,878	299
Lupin Ltd	22,688	593
Mahanagar Gas Ltd	26,550	615
Mahindra & Mahindra Ltd	23,862	881
Mahindra & Mahindra Ltd GDR	355,018	12,994
Manappuram Finance Ltd	177,099	426
Maruti Suzuki India Ltd	26,934	4,255
Muthoot Finance Ltd	32,304	783
Nippon Life India Asset Management Ltd	35,199	274
NMDC Ltd	191,803	561
Oil & Natural Gas Corp Ltd	1,478,520	5,251
Petronet LNG Ltd	1,436,152	5,853
Pidilite Industries Ltd	10,581	424
Power Grid Corp of India Ltd	400,909	1,688
REC Ltd	62,633	414
Reliance Industries Ltd	199,520	7,031
Samvardhana Motherson International Ltd	315,257	795

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SBI Life Insurance Co Ltd	2,102	$46
Shriram Finance Ltd	97,449	4,160
Siemens Ltd	5,500	476
Sun Pharmaceutical Industries Ltd	44,633	1,026
Supreme Industries Ltd	27,868	1,770
Tata Consultancy Services Ltd	107,290	5,465
Tata Motors Ltd	79,315	922
Tata Steel Ltd	272,490	548
Tech Mahindra Ltd	24,029	452
Torrent Pharmaceuticals Ltd	10,361	420
Trent Ltd	8,644	781
UltraTech Cement Ltd	9,830	1,384
United Spirits Ltd	44,626	847
Vedanta Ltd	247,191	1,512
WNS Holdings Ltd *	7,788	411
Zomato Ltd *	1,058,561	3,452
		214,058
Indonesia — 3.0%
Aspirasi Hidup Indonesia Tbk PT	32,708,100	1,988
Astra International Tbk PT	917,769	306
Bank Central Asia Tbk PT	22,202,808	15,142
Bank Mandiri Persero Tbk PT	1,737,487	795
Bank Negara Indonesia Persero Tbk PT	1,963,710	694
Bank Rakyat Indonesia Persero Tbk PT	44,029,790	14,395
Bank Syariah Indonesia Tbk PT	14,417,300	2,866
Ciputra Development Tbk PT	8,732,457	767
Indofood CBP Sukses Makmur Tbk PT	747,940	609
Indofood Sukses Makmur Tbk PT	2,694,686	1,255
Kalbe Farma Tbk PT	86,610,900	9,868
Sumber Alfaria Trijaya Tbk PT	1,181,188	246
		48,931
Japan — 0.5%
Unicharm Corp	215,100	7,794
Kuwait — 0.1%
Humansoft Holding Co KSC	92,200	823
Mobile Telecommunications Co KSCP	191,871	298
		1,121
Malaysia — 1.3%
CIMB Group Holdings Bhd	674,132	1,316
Gamuda Bhd	1,256,143	2,461
Genting Bhd	256,727	263
IHH Healthcare Bhd	1,007,200	1,749
IJM Corp Bhd	1,133,336	805
Malayan Banking Bhd	421,600	1,072
MISC Bhd	164,700	312
My EG Services Bhd	1,104,527	238
Public Bank Bhd	8,892,800	9,834
Sime Darby Bhd	342,328	204
Tenaga Nasional Bhd	605,794	2,122
Westports Holdings Bhd	249,146	258
		20,634

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mexico — 2.4%
America Movil SAB de CV ADR	26,508	$434
Arca Continental SAB de CV	68,201	640
Banco del Bajio SA	79,646	187
BBB Foods Inc, Cl A *	60,191	1,806
Cemex SAB de CV ADR	585,278	3,570
Coca-Cola Femsa SAB de CV	115,510	1,025
Fomento Economico Mexicano SAB de CV	1,348,000	13,350
Fomento Economico Mexicano SAB de CV ADR	12,774	1,261
Gruma SAB de CV, Cl B	37,499	698
Grupo Aeroportuario del Sureste SAB de CV, Cl B	9,051	257
Grupo Financiero Banorte SAB de CV, Cl O	1,605,227	11,476
Grupo Mexico SAB de CV, Ser B	202,301	1,135
Promotora y Operadora de Infraestructura SAB de CV	91,553	872
Regional SAB de CV	235,787	1,375
Ternium SA ADR	3,573	132
Wal-Mart de Mexico SAB de CV	118,710	360
		38,578
Netherlands — 0.1%
SBM Offshore NV	58,895	1,077
Philippines — 0.3%
BDO Unibank Inc	1,310,809	3,696
International Container Terminal Services Inc	231,860	1,671
		5,367
Poland — 0.7%
Allegro.eu SA *	121,326	1,101
Bank Polska Kasa Opieki SA	34,855	1,335
Budimex SA	264	41
Enea SA *	196,058	586
KGHM Polska Miedz SA	103,525	4,300
KRUK SA	3,778	437
ORLEN SA	16,090	234
Powszechny Zaklad Ubezpieczen SA	308,694	3,386
Santander Bank Polska SA	1,300	154
		11,574
Portugal — 0.3%
Galp Energia SGPS SA, Cl B	102,870	1,929
Jeronimo Martins SGPS SA	149,353	2,940
		4,869
Qatar — 0.1%
Ooredoo QPSC	406,378	1,308
Romania — 0.1%
NEPI Rockcastle NV	102,626	869
Russia — 0.0%
Alrosa PJSC (A)	605,728	–
Gazprom PJSC *	279,264	–

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gazprom PJSC ADR	35,029	$–
LUKOIL PJSC	109,206	–
Mobile TeleSystems PJSC	1,398,028	–
Rosneft Oil Co PJSC (A)	230,389	–
Sberbank of Russia PJSC (A)	417,388	–
Sberbank of Russia PJSC ADR	58,444	–
Surgutneftegas PJSC ADR *	501,658	–
		–
Saudi Arabia — 1.0%
Alinma Bank	98,525	749
Arab National Bank	173,656	884
Arabian Centres Co	110,469	643
Elm Co	2,100	651
Etihad Etisalat Co	261,583	3,584
National Medical Care Co	7,994	440
Saudi Arabian Oil Co	123,983	896
Saudi Aramco Base Oil Co	10,340	366
Saudi Awwal Bank	47,919	443
Saudi National Bank/The	439,158	4,015
Saudi Telecom Co	132,918	1,548
United Electronics Co	106,148	2,682
		16,901
Singapore — 0.1%
Sea Ltd ADR *	23,268	2,194
South Africa — 5.4%
AVI Ltd	2,438,137	15,563
Bid Corp Ltd	16,118	414
Capitec Bank Holdings Ltd	64,036	11,313
Clicks Group Ltd	114,159	2,630
Discovery Ltd	190,584	1,900
FirstRand Ltd	812,775	3,918
Foschini Group Ltd/The	64,539	585
Hyprop Investments Ltd ‡	81,823	218
Impala Platinum Holdings Ltd *	280,408	1,574
Kumba Iron Ore Ltd	84,402	1,964
Mr Price Group Ltd	358,245	5,618
Naspers Ltd, Cl N	130,283	31,715
Nedbank Group Ltd	110,983	1,925
Ninety One Ltd	50,584	120
Old Mutual Ltd	1,109,875	882
Remgro Ltd	42,701	390
Resilient REIT Ltd ‡	252,979	862
Reunert Ltd	34,184	161
Sanlam Ltd	218,538	1,116
Sasol Ltd	21,164	143
Shoprite Holdings Ltd	23,985	412
Standard Bank Group Ltd	62,504	879
Truworths International Ltd	279,777	1,770
Vukile Property Fund Ltd ‡	821,929	871
Woolworths Holdings Ltd/South Africa	71,415	282
		87,225

SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
South Korea — 10.9%
CJ CheilJedang Corp	14,293	$3,323
Classys Inc	9,861	408
Coway Co Ltd	109,802	5,601
DB HiTek Co Ltd	3,550	109
DB Insurance Co Ltd	10,768	925
Doosan Enerbility Co Ltd *	78,536	1,076
GS Holdings Corp	11,281	367
Hana Financial Group Inc	444,669	19,994
Hankook Tire & Technology Co Ltd	55,248	1,751
Hanmi Pharm Co Ltd	1,427	351
HD Hyundai Co Ltd	8,552	500
HD Korea Shipbuilding & Offshore Engineering Co Ltd *	6,224	893
Hugel Inc *	2,073	380
Hyundai Glovis Co Ltd	30,667	2,863
Hyundai Marine & Fire Insurance Co Ltd	18,927	478
Hyundai Mobis Co Ltd	8,047	1,338
Hyundai Motor Co	6,319	1,179
Hyundai Rotem Co Ltd	66,716	2,735
Hyundai Steel Co	64,360	1,373
Industrial Bank of Korea	54,382	581
KB Financial Group Inc	41,774	2,584
Kia Corp	277,617	21,208
Korea Investment Holdings Co Ltd	7,633	428
Krafton Inc *	7,749	2,030
KT Corp	51,290	1,577
KT&G Corp	45,701	3,806
Kumho Petrochemical Co Ltd	4,974	601
LG Chem Ltd	16,753	4,567
LG Corp	203,771	12,326
LG Electronics Inc	134,703	10,744
LG Uplus Corp	212,467	1,594
Meritz Financial Group Inc	4,556	338
NAVER Corp	574	74
NH Investment & Securities Co Ltd	159,863	1,641
Orion Corp/Republic of Korea	6,020	449
Samsung Biologics Co Ltd *	3,179	2,375
Samsung C&T Corp	6,748	711
Samsung E&A Co Ltd *	16,109	271
Samsung Electronics Co Ltd	879,215	41,349
Samsung SDS Co Ltd	4,565	540
Samsung Securities Co Ltd	16,234	541
Shinhan Financial Group Co Ltd	10,458	444
SK Biopharmaceuticals Co Ltd *	28,006	2,227
SK Hynix Inc	51,419	6,865
SK Square Co Ltd *	127,216	7,860
SK Telecom Co Ltd ADR	14,735	350
Woori Financial Group Inc	81,204	962
		174,687

Taiwan — 14.2%
Accton Technology Corp	23,000	387
Advantech Co Ltd	868,000	8,818

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ASE Technology Holding Co Ltd	152,787	$729
ASPEED Technology Inc	18,000	2,449
Asustek Computer Inc	43,335	757
Catcher Technology Co Ltd	79,719	596
Cathay Financial Holding Co Ltd	2,159,264	4,537
Cheng Shin Rubber Industry Co Ltd	277,500	454
Chunghwa Telecom Co Ltd	83,031	329
Compal Electronics Inc	322,689	340
CTBC Financial Holding Co Ltd	9,743,000	10,591
Delta Electronics Inc	422,219	5,077
E Ink Holdings Inc	245,000	2,268
Elan Microelectronics Corp	71,000	320
Evergreen Marine Corp Taiwan Ltd	20,071	127
Far EasTone Telecommunications Co Ltd	182,000	522
Fositek Corp	63,000	1,642
Fubon Financial Holding Co Ltd	645,225	1,843
Fusheng Precision Co Ltd	84,835	777
Global Mixed Mode Technology Inc	83,958	596
Hon Hai Precision Industry Co Ltd	1,024,870	6,072
Largan Precision Co Ltd	36,738	2,949
Macronix International Co Ltd	3,452,000	2,923
Makalot Industrial Co Ltd	840	9
MediaTek Inc	224,784	8,346
Micro-Star International Co Ltd	1,104,451	6,073
MPI Corp	34,203	807
Nien Made Enterprise Co Ltd	36,547	589
Novatek Microelectronics Corp	46,486	761
Pegatron Corp	120,304	392
Pou Chen Corp	213,547	244
Powertech Technology Inc	59,820	259
President Chain Store Corp	48,947	456
Quanta Computer Inc	51,000	425
Radiant Opto-Electronics Corp	168,227	1,034
Realtek Semiconductor Corp	96,954	1,443
Sitronix Technology Corp	32,500	235
Taiwan Semiconductor Manufacturing Co Ltd	3,313,466	100,200
Taiwan Semiconductor Manufacturing Co Ltd ADR	124,108	21,554
Uni-President Enterprises Corp	8,612,875	23,732
United Microelectronics Corp	746,080	1,268
Voltronic Power Technology Corp	15,000	960
Wiwynn Corp	72,000	3,902
WPG Holdings Ltd	188,071	446
Yuanta Financial Holding Co Ltd	1,063,067	1,065
		229,303

Thailand — 1.4%
Bangkok Bank PCL NVDR	124,369	582
Bumrungrad Hospital PCL NVDR	85,163	712
CP ALL PCL NVDR	1,127,200	2,295
Kasikornbank PCL NVDR	3,109,000	14,493
Krung Thai Bank PCL NVDR	1,633,830	1,046
PTT Exploration & Production PCL	334,800	1,363

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Emerging Markets Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PTT Exploration & Production PCL NVDR	186,460	$759
Supalai PCL NVDR	334,738	214
Thai Oil PCL NVDR	370,600	590
Thanachart Capital PCL NVDR	299,418	470
		22,524

TÜrkiye — 0.5%
Akbank TAS	675,657	1,217
BIM Birlesik Magazalar AS	132,133	1,918
Coca-Cola Icecek AS	52,282	87
Haci Omer Sabanci Holding AS	475,799	1,355
KOC Holding AS	167,204	920
Tofas Turk Otomobil Fabrikasi AS	20,306	128
Turk Hava Yollari AO *	62,362	520
Turkcell Iletisim Hizmetleri AS	267,168	744
Turkiye Garanti Bankasi AS	233,406	836
Turkiye Petrol Rafinerileri AS	107,052	486
Yapi ve Kredi Bankasi AS	362,429	328
		8,539

United Arab Emirates — 1.9%
Abu Dhabi Commercial Bank PJSC	136,587	313
Abu Dhabi Islamic Bank PJSC	346,813	1,201
Air Arabia PJSC	1,167,544	871
Aldar Properties PJSC	596,843	1,222
Dubai Islamic Bank PJSC	1,099,726	1,886
Emaar Development PJSC	171,914	409
Emaar Properties PJSC	7,162,260	17,004
Emirates NBD Bank PJSC	746,212	4,124
Emirates Telecommunications Group Co PJSC	749,341	3,774
		30,804

United Kingdom — 1.2%
Unilever PLC	304,159	19,742

United States — 0.1%
Titan Cement International SA	32,739	1,304

Vietnam — 0.4%
Vinhomes JSC *	3,250,200	5,663

Total Common Stock
(Cost $1,204,713) ($ Thousands)		1,509,806

PREFERRED STOCK — 4.7%
Brazil — 3.2%
Banco Bradesco SA (B)	3,355,000	9,093
Cia Energetica de Minas Gerais (B)	258,160	543
Itau Unibanco Holding SA (B)	309,981	2,066
Itau Unibanco Holding SA ADR (B)	3,416,805	22,722
Itausa SA (B)	231,470	472
Marcopolo SA (B)	305,680	447
Petroleo Brasileiro SA ADR, Cl A (B)	975,085	12,861

Description	Shares		Market Value ($ Thousands)
PREFERRED STOCK (continued)
Petroleo Brasileiro SA (B)		616,962	$4,088
			52,292

South Korea — 1.5%
Hyundai Motor Co (B)		79,063	10,443
LG Chem Ltd (B)		11,805	2,189
LG Electronics Inc (B)		38,776	1,477
Samsung Electronics Co Ltd (B)		267,286	10,403
			24,512

Total Preferred Stock
(Cost $70,832) ($ Thousands)			76,804
	Face Amount (Thousands)
DEBENTURE BOND — 0.0%
Brazil — 0.0%
Vale SA, Ser 1997
1.641%, 03/31/2173 (C)(D)	BRL	8	–

Total Debenture Bond
(Cost $—) ($ Thousands)			–

	Shares
CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Institutional Class
4.890%**†		15,495,923	15,496
Total Cash Equivalent
(Cost $15,496) ($ Thousands)			15,496
Total Investments in Securities — 99.5%
(Cost $1,291,041) ($ Thousands)			$1,602,106

SEI Institutional International Trust

A list of the open futures contracts held by the Fund at September 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
MSCI Emerging Markets	245	Dec-2024	$13,473	$14,385	$912

Percentages are based on Net Assets of $1,609,769 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of September 30, 2024.
†	Investment in Affiliated Security (see Note 5).
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	No interest rate available.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Perpetual security with no stated maturity date.

The following is a summary of the level of inputs used as of September 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	1,509,781	–	25	1,509,806
Preferred Stock	76,804	–	–	76,804
Debenture Bond	–	–^	–	–
Cash Equivalent	15,496	–	–	15,496
Total Investments in Securities	1,602,081	–	25	1,602,106

Other Financial Instruments		Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
	Futures Contracts*
	Unrealized Appreciation	912	–	–	912
Total Other Financial Instruments		912	–	–	912

^	This category includes securities with a value of $0.
*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$2,574	$9,247	$(11,813)	$(1)	$(7)	$—	$39	$—
SEI Daily Income Trust, Government Fund, Institutional Class	23,146	240,572	(248,222)	—	—	15,496	959	—
Totals	$25,720	$249,819	$(260,035)	$(1)	$(7)	$15,496	$998	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

International Fixed Income Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 92.3%
Australia — 4.2%
Amcor UK Finance
3.950%, 05/29/2032	EUR	650	$740
Australia Government Bond
4.750%, 06/21/2054	AUD	1,907	1,358
4.500%, 04/21/2033		1,080	780
3.250%, 04/21/2029		2,918	1,996
3.000%, 03/21/2047		799	434
2.750%, 05/21/2041		1,395	784
2.500%, 05/21/2030		1,433	935
2.250%, 05/21/2028		3,069	2,037
1.750%, 06/21/2051		4,260	1,667
0.500%, 09/21/2026		2,364	1,544
NBN MTN
4.375%, 03/15/2033	EUR	380	459
New South Wales Treasury
4.750%, 02/20/2035	AUD	878	606
4.750%, 02/20/2037		431	292
4.250%, 02/20/2036		1,226	800
2.000%, 03/08/2033		1,010	575
Queensland Treasury
5.000%, 07/21/2037 (A)		150	104
South Australian Government Financing Authority
4.750%, 05/24/2038		1,002	671
Treasury Corp of Victoria
2.000%, 09/17/2035		1,450	753
Treasury Corp of Victoria MTN
2.000%, 11/20/2037		3,286	1,588
			18,123

Austria — 0.7%
Austria Government Bond (A)
4.150%, 03/15/2037	EUR	562	714
3.450%, 10/20/2030		735	869
2.900%, 02/20/2033		603	689
2.100%, 09/20/2117		122	106
1.500%, 02/20/2047		342	288
Austria Government Bond, Ser 97-6
6.250%, 07/15/2027		423	524
			3,190

Belgium — 1.2%
Anheuser-Busch InBev MTN
3.950%, 03/22/2044		320	365
3.750%, 03/22/2037		430	491
Kingdom of Belgium Government Bond
4.250%, 03/28/2041 (A)		30	38
3.750%, 06/22/2045		439	526
3.500%, 06/22/2055 (A)		353	398
3.450%, 06/22/2043 (A)		406	468
3.000%, 06/22/2034 (A)		569	651
2.850%, 10/22/2034 (A)		660	742
2.700%, 10/22/2029 (A)		1,099	1,247

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.600%, 06/22/2047 (A)	EUR	41	$34
0.800%, 06/22/2027 (A)		210	226
			5,186

Brazil — 0.1%
Nexa Resources
6.750%, 04/09/2034 (A)		$200	213
OEC Finance
9.572%cash/0% PIK, 12/26/2046 (B)		204	4
6.081%cash/0% PIK, 10/25/2029		125	3
Raizen Fuels Finance
6.450%, 03/05/2034 (A)		200	212
			432

Canada — 5.6%
Alimentation Couche-Tard
4.011%, 02/12/2036	EUR	234	261
Canada Government Bond
4.625%, 04/30/2029		$270	281
Canada Housing Trust No. 1
2.100%, 09/15/2029 (A)	CAD	1,225	873
Canadian Government Bond
4.000%, 06/01/2041 (C)		1,313	1,084
2.750%, 06/01/2033		323	236
2.500%, 12/01/2032		690	497
2.250%, 06/01/2029		2,754	2,003
2.000%, 12/01/2051		1,835	1,072
1.750%, 12/01/2053 (C)		430	234
1.500%, 06/01/2026		1,635	1,183
Canadian Imperial Bank of Commerce
4.508%, SOFRRATE + 0.930%, 09/11/2027 (D)		$355	357
Canadian Pacific Railway
1.350%, 12/02/2024		805	800
CDP Financial
1.125%, 04/06/2027 (A)	EUR	1,062	1,148
CPPIB Capital MTN
5.200%, 03/04/2034	AUD	330	236
0.250%, 04/06/2027	EUR	1,765	1,867
Enbridge MTN
3.950%, 11/19/2024	CAD	800	592
OMERS Finance Trust (A)
5.500%, 11/15/2033		$284	309
4.000%, 04/20/2028		250	251
3.125%, 01/25/2029	EUR	250	284
Ontario Teachers' Finance Trust
2.000%, 04/16/2031 (A)		$1,107	978
0.500%, 05/06/2025	EUR	1,066	1,171
Ontario Teachers' Finance Trust MTN
0.100%, 05/19/2028		644	658
Province of Alberta Canada MTN
5.200%, 05/15/2034	AUD	550	392
Province of British Columbia Canada
2.950%, 12/18/2028	CAD	1,653	1,222

SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Province of British Columbia Canada MTN
5.250%, 05/23/2034	AUD	490	$351
Province of Manitoba Canada MTN
4.850%, 08/28/2034		405	280
Province of Ontario Canada
4.700%, 06/02/2037	CAD	570	457
4.650%, 06/02/2041		540	429
2.900%, 12/02/2046		1,419	866
2.800%, 06/02/2048		1,540	913
Province of Ontario Canada MTN
0.250%, 12/15/2026	GBP	309	380
Province of Quebec Canada
6.250%, 06/01/2032	CAD	720	633
3.500%, 12/01/2048		635	423
PSP Capital
3.250%, 07/02/2034 (A)	EUR	250	286
South Bow Canadian Infrastructure Holdings
7.500%, H15T5Y + 3.667%, 03/01/2055 (A)(D)		$260	273
South Bow USA Infrastructure Holdings (A)
6.176%, 10/01/2054		269	272
5.584%, 10/01/2034		289	291
			23,843

Chile — 0.1%
Corp Nacional del Cobre de Chile
5.950%, 01/08/2034 (A)		295	310

China — 9.6%
Bank of China MTN
3.200%, 10/18/2025	CNY	43,100	6,200
China Government Bond
3.810%, 09/14/2050		13,740	2,493
3.120%, 10/25/2052		28,420	4,668
2.850%, 06/04/2027		20,000	2,938
2.600%, 09/15/2030		23,030	3,385
2.550%, 10/15/2028		46,900	6,869
2.350%, 02/25/2034		22,500	3,254
1.850%, 05/15/2027		14,740	2,112
1.670%, 06/15/2026		11,630	1,663
CNPC Global Capital
2.600%, 01/25/2026		11,940	1,712
Industrial & Commercial Bank of China MTN
3.200%, 10/25/2025		20,000	2,880
3.000%, 01/19/2025		9,740	1,392
Prosus MTN
1.985%, 07/13/2033	EUR	750	697
1.288%, 07/13/2029		1,000	1,001
			41,264

Colombia — 1.1%
Colombian TES
13.250%, 02/09/2033	COP	107,000	30

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
9.250%, 05/28/2042	COP	1,266,400	$266
7.750% 09/18/2030		6,033,100	1,341
7.500% 08/26/2026		570,300	135
7.250%, 10/18/2034		4,221,200	834
7.000%, 03/26/2031		1,906,700	403
7.000%, 06/30/2032		3,158,500	646
6.250%, 07/09/2036		481,100	84
6.000%, 04/28/2028		3,111,100	678
5.750%, 11/03/2027		1,919,300	423
			4,840

Czechia — 0.1%
Czech Republic Government Bond
4.900%, 04/14/2034	CZK	1,220	59
2.000%, 10/13/2033		1,430	55
1.950%, 07/30/2037		3,220	114
1.750%, 06/23/2032		1,170	46
1.500%, 04/24/2040		2,040	64
1.200%, 03/13/2031		6,550	252
			590

Denmark — 0.1%
Denmark Government Bond
4.500%, 11/15/2039	DKK	1,990	381

Finland — 0.1%
Finland Government Bond (A)
3.000%, 09/15/2034	EUR	413	475
2.950%, 04/15/2055		130	143
			618

France — 6.8%
Banque Federative du Credit Mutuel
3.875%, EUSA5 + 2.200%, 06/16/2032 (D)		300	336
Banque Federative du Credit Mutuel MTN
4.375%, 01/11/2034		1,800	2,029
3.750%, 02/03/2034		1,100	1,265
BNP Paribas
5.176%, SOFRRATE + 1.520%, 01/09/2030 (A)(D)		$390	400
BNP Paribas MTN
4.750%, EUR003M + 1.600%, 11/13/2032 (D)	EUR	1,700	2,035
1.375%, 05/28/2029		300	309
BPCE
2.125%, EUSA5 + 2.050%, 10/13/2046 (D)		1,400	1,344
1.000%, 01/20/2026 (A)		$950	910
BPCE MTN
4.125%, EUR003M + 1.450%, 03/08/2033 (D)	EUR	1,100	1,263
Credit Agricole MTN
6.500%, EUAMDB05 + 4.207% (D)(E)		700	797
4.125%, 02/26/2036		300	348

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.750%, 01/22/2034	EUR	900	$1,040
Credit Agricole Assurances
4.750%, 09/27/2048 (D)		200	231
Electricite de France MTN
7.500%, EUSA5 + 4.860% (D)(E)		600	735
4.625%, 01/25/2043		900	1,045
Engie MTN
4.500%, 09/06/2042		300	352
4.250%, 09/06/2034		400	472
French Republic Government Bond OAT (A)
3.250%, 05/25/2055		1,313	1,382
2.750%, 02/25/2029		1,022	1,155
2.500%, 09/24/2026		1,771	1,984
2.500%, 09/24/2027		2,477	2,778
2.500%, 05/25/2030		155	173
2.500%, 05/25/2043		1,525	1,504
1.750%, 06/25/2039		256	238
0.750%, 05/25/2053		724	413
0.600%, 07/25/2034		997	1,181
0.500%, 05/25/2040		730	542
0.000%, 11/25/2029 (F)		471	463
Indigo Group SAS
4.500%, 04/18/2030		300	351
Societe Generale
4.875%, EUR003M + 1.900%, 11/21/2031 (D)		300	354
Suez MTN
5.000%, 11/03/2032		300	367
TDF Infrastructure SASU
5.625%, 07/21/2028		800	949
TotalEnergies MTN
1.625% (D)(E)		170	177
Ubisoft Entertainment
0.878%, 11/24/2027		500	447
			29,369

Germany — 6.8%
Allianz
5.824%, EUR003M + 3.650%, 07/25/2053 (D)		600	756
Bayer
7.000%, EUSA5 + 3.896%, 09/25/2083 (D)		400	476
Bayer MTN
4.625%, 05/26/2033		255	303
Bundesobligation
2.400%, 10/19/2028		4,827	5,488
0.000%, 10/09/2026 (F)		122	131
Bundesrepublik Deutschland Bundesanleihe
2.500%, 07/04/2044		121	136
2.400%, 11/15/2030		1,902	2,174
2.300%, 02/15/2033		520	593
2.300%, 02/15/2033		270	308

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.800%, 08/15/2053	EUR	201	$194
0.250%, 02/15/2027		8,330	8,942
0.000%, 08/15/2030 (F)		1,280	1,280
Deutsche Bank
5.000%, EUR003M + 2.950%, 09/05/2030 (D)		300	356
Deutsche Bank MTN
1.750%, 11/19/2030 (D)		900	917
Deutsche Post MTN
3.500%, 03/25/2036		474	532
E.ON MTN
4.125%, 03/25/2044		270	310
EnBW International Finance BV MTN
4.300%, 05/23/2034		1,050	1,243
Kreditanstalt fuer Wiederaufbau
2.600%, 06/20/2037	JPY	241,000	2,011
Mercedes-Benz Finance North America
5.375%, 11/26/2025 (A)		$290	293
Robert Bosch GmbH MTN
4.375%, 06/02/2043	EUR	400	463
4.000%, 06/02/2035		400	461
Sartorius Finance BV
4.875%, 09/14/2035		300	359
Volkswagen International Finance
3.875% (D)(E)		200	208
Volkswagen Leasing GmbH MTN
4.000%, 04/11/2031		720	808
Wintershall Dea Finance 2 BV
3.000% (D)(E)		600	617
			29,359

Greece — 0.2%
Hellenic Republic Government Bond (A)
4.125%, 06/15/2054		376	432
3.375%, 06/15/2034		370	422
			854

Hungary — 0.1%
Hungary Government Bond
7.000%, 10/24/2035	HUF	14,690	44
4.750%, 11/24/2032		18,630	48
3.000%, 10/27/2038		54,940	107
2.000%, 05/23/2029		31,300	75
			274

Indonesia — 1.8%
Indonesia Treasury Bond
8.750%, 05/15/2031	IDR	7,551,000	559
8.375%, 03/15/2034		33,466,000	2,497
7.500%, 06/15/2035		2,305,000	163
7.375%, 05/15/2048		13,671,000	957
7.000%, 09/15/2030		12,571,000	858
6.500%, 06/15/2025		2,225,000	147
6.500%, 02/15/2031		15,220,000	1,012
6.375%, 08/15/2028		18,269,000	1,212

SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.500%, 04/15/2026	IDR	5,153,000	$337
			7,742

Ireland — 0.2%
Ireland Government Bond
1.500%, 05/15/2050	EUR	200	170
0.200%, 10/18/2030		690	682
			852

Israel — 0.0%
Israel Government Bond - Fixed
1.000%, 03/31/2030	ILS	593	132

Italy — 5.2%
ASTM MTN
2.375%, 11/25/2033	EUR	620	605
1.500%, 01/25/2030		301	304
Autostrade per l'Italia
2.000%, 01/15/2030		1,230	1,273
Autostrade per l'Italia MTN
2.250%, 01/25/2032		720	724
Enel
2.250% (D)(E)		322	345
Enel Finance International MTN
1.125%, 10/17/2034		225	200
Intesa Sanpaolo
9.125%, EUAMDB05 + 6.262% (D)(E)		430	543
Intesa Sanpaolo MTN
5.125%, 08/29/2031		234	289
4.875%, 05/19/2030		275	333
Italy Buoni Poliennali Del Tesoro
5.000%, 09/01/2040 (A)		1,117	1,422
4.500%, 10/01/2053 (A)		225	269
4.300%, 10/01/2054 (A)		205	235
4.050%, 10/30/2037 (A)		4,024	4,708
3.500%, 03/01/2030 (A)		552	639
3.350%, 07/01/2029		3,796	4,351
3.100%, 08/28/2026		2,242	2,530
2.500%, 12/01/2032		256	273
2.450%, 09/01/2033 (A)		579	609
2.000%, 02/01/2028		702	772
1.450%, 03/01/2036 (A)		555	502
0.950%, 06/01/2032		1,222	1,168
UniCredit
3.127%, H15T1Y + 1.550%, 06/03/2032 (A)(D)		$305	270
			22,364

Japan — 13.5%
Development Bank of Japan
2.300%, 03/19/2026	JPY	180,000	1,292
East Japan Railway MTN
4.389%, 09/05/2043	EUR	270	326
Japan Government Forty Year Bond
2.200%, 03/20/2064	JPY	80,900	545

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.000%, 03/20/2062	JPY	229,500	$1,092
0.500%, 03/20/2060		54,550	222
Japan Government Ten Year Bond
0.100%, 12/20/2026		542,700	3,771
0.100%, 09/20/2027		480,500	3,330
0.100%, 12/20/2031		1,504,200	10,143
Japan Government Thirty Year Bond
2.300%, 03/20/2040		756,950	5,937
2.200%, 06/20/2054		14,900	106
0.800%, 09/20/2047		126,100	706
0.400%, 12/20/2049		857,750	4,141
Japan Government Thirty Year Bond, Ser 29
2.400%, 09/20/2038		50,650	404
Japan Government Thirty Year Bond, Ser 30
2.300%, 03/20/2039		150,700	1,187
Japan Government Thirty Year Bond, Ser 36
2.000%, 03/20/2042		303,200	2,261
Japan Government Twenty Year Bond
1.800%, 09/20/2031		303,000	2,294
1.700%, 06/20/2033		491,600	3,714
1.400%, 09/20/2034		305,350	2,237
0.900%, 06/20/2042		529,450	3,314
0.500%, 09/20/2036		275,100	1,794
0.200%, 06/20/2036		89,650	567
Japan Government Twenty Year Bond, Ser 144
1.500%, 03/20/2033		8,300	62
Japan Government Two Year Bond
0.400%, 06/01/2026		136,800	957
0.100%, 01/01/2026		249,400	1,739
Japan Treasury Discount Bill
0.000%, 11/18/2024 (G)		250,000	1,748
0.000%, 11/25/2024 (G)		494,150	3,454
Mizuho Financial Group
0.470%, 09/06/2029 (D)	EUR	259	262
NTT Finance
1.162%, 04/03/2026 (A)		$345	329
			57,934

Luxembourg — 0.3%
Eurofins Scientific
4.750%, 09/06/2030	EUR	660	775
JAB Holdings BV
4.750%, 06/29/2032		300	362
			1,137

Malaysia — 1.6%
Malaysia Government Bond
4.642%, 11/07/2033	MYR	242	63
4.457%, 03/31/2053		182	46
4.392% 04/15/2026		2,816	694
4.232%, 06/30/2031		2,826	707
4.065%, 06/15/2050		908	217
3.955%, 09/15/2025		3,054	746

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.906%, 07/15/2026	MYR	2,953	$724
3.885%, 08/15/2029		3,607	889
3.828%, 07/05/2034		2,088	510
3.757%, 05/22/2040		1,066	252
3.733%, 06/15/2028		2,316	567
3.519%, 04/20/2028		1,879	457
3.502% 05/31/2027		3,247	790
2.632%, 04/15/2031		1,040	237
			6,899

Mexico — 5.2%
Mexican Bonos
8.500%, 03/01/2029	MXN	9,627	479
8.000%, 11/07/2047		29,670	1,275
8.000%, 07/31/2053		19,592	834
7.750%, 11/23/2034		56,937	2,603
7.750%, 11/13/2042		41,943	1,782
7.500% 06/03/2027		23,991	1,177
7.500%, 05/26/2033		129,588	5,912
7.000%, 09/03/2026		13,549	662
Mexican Bonos, Ser M20
7.750% 05/29/2031		5,170	245
Mexican Bonos, Ser M30
10.000% 11/20/2036		39,953	2,131
8.500%, 11/18/2038		2,948	139
Mexico Government International Bond
4.000%, 03/15/2115	EUR	2,800	2,321
2.875%, 04/08/2039		280	250
Petroleos Mexicanos
6.700%, 02/16/2032		$57	51
6.500%, 03/13/2027		130	128
4.750%, 02/26/2029	EUR	2,100	2,172
			22,161

Netherlands — 1.4%
Cooperatieve Rabobank UA
4.375% (D)(E)		200	218
Cooperatieve Rabobank UA MTN
4.625%, EUR003M + 1.550%, 01/27/2028 (D)		200	231
1.250%, 05/31/2032		300	303
ING Groep
3.869%, SOFRRATE + 1.640%, 03/28/2026 (D)		$505	502
ING Groep MTN
2.125%, 05/26/2031 (D)	EUR	300	328
Nederlandse Waterschapsbank MTN
0.000%, 11/16/2026 (F)		632	673
Netherlands Government Bond (A)
4.000%, 01/15/2037		236	303
2.500%, 01/15/2030		947	1,074
2.500%, 01/15/2033		895	1,012
0.240%, 01/15/2038		1,302	1,028

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
0.118%, 01/15/2052	EUR	284	$157
			5,829

New Zealand — 2.1%
New Zealand Government Bond
5.000%, 05/15/2054	NZD	1,564	1,014
4.500%, 04/15/2027		1,385	899
4.500%, 05/15/2030		212	139
4.250%, 05/15/2034		598	380
4.250%, 05/15/2036		2,239	1,400
3.000%, 04/20/2029		822	506
2.750%, 04/15/2037		1,005	531
2.750%, 05/15/2051		332	145
2.500%, 09/20/2040		839	664
1.750%, 05/15/2041		231	97
1.500%, 05/15/2031		191	104
0.250%, 05/15/2028		1,447	814
New Zealand Government Inflation Linked Bond
2.500%, 09/20/2035		2,214	1,831
New Zealand Local Government Funding Agency Bond
4.500%, 04/15/2027		803	519
			9,043

Norway — 1.4%
Norway Government Bond (A)
3.625%, 05/31/2039	NOK	845	82
3.000%, 08/15/2033		1,523	141
2.125%, 05/18/2032		5,410	474
2.000%, 04/26/2028		2,624	238
1.750%, 02/17/2027		15,860	1,451
1.750%, 09/06/2029		6,784	601
1.500%, 02/19/2026		3,128	289
1.375%, 08/19/2030		9,861	843
1.250%, 09/17/2031		14,161	1,179
Var Energi
7.862%, EUAMDB05 + 4.765%, 11/15/2083 (D)	EUR	510	625
			5,923

Poland — 0.1%
Poland Government Bond
6.000%, 10/25/2033	PLN	1,029	284
5.000%, 10/25/2034		763	195
1.750%, 04/25/2032		719	149
			628

Portugal — 0.3%
Portugal Obrigacoes do Tesouro OT (A)
2.875%, 10/20/2034	EUR	213	241
1.950%, 06/15/2029		746	824
1.000%, 04/12/2052		200	130
			1,195

SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Romania — 2.1%
Romania Government Bond
7.900%, 02/24/2038	RON	115	$29
4.850%, 07/25/2029		855	179
4.750%, 10/11/2034		1,120	217
3.650%, 07/28/2025		1,540	339
Romania Government International Bond
2.625%, 12/02/2040	EUR	2,750	2,045
Romania Government International Bond MTN
5.500%, 09/18/2028		900	1,051
3.875%, 10/29/2035		315	303
3.375%, 01/28/2050		680	515
2.750%, 04/14/2041		2,724	2,053
1.750%, 07/13/2030		618	589
Romanian Government International Bond MTN
5.625%, 02/22/2036		422	467
2.000%, 04/14/2033		1,429	1,240
			9,027

Singapore — 1.6%
Singapore Government Bond
3.500%, 03/01/2027	SGD	1,638	1,310
3.375%, 09/01/2033		472	390
3.375%, 05/01/2034		93	77
2.875%, 09/01/2030		139	111
2.750%, 04/01/2042		301	237
2.750%, 03/01/2046		142	112
2.375%, 06/01/2025		2,779	2,161
2.250%, 08/01/2036		1,275	952
2.125%, 06/01/2026		1,547	1,200
1.875%, 10/01/2051		284	188
			6,738

Slovak Republic — 0.1%
Slovakia Government Bond
4.000%, 10/19/2032	EUR	389	460

Slovenia — 0.1%
Slovenia Government Bond
1.250%, 03/22/2027		556	607

South Africa — 0.3%
Republic of South Africa
8.500%, 01/31/2037	ZAR	24,100	1,214

South Korea — 1.6%
Korea Treasury Bond
3.375%, 06/10/2032	KRW	944,670	746
3.125%, 09/10/2027		1,609,520	1,241
2.625%, 09/10/2035		700,180	516
2.000%, 06/10/2031		1,949,400	1,407
1.875%, 06/10/2029		450,460	330

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.500%, 12/10/2026	KRW	738,360	$549
1.500%, 12/10/2030		1,796,420	1,262
1.250%, 03/10/2026		101,780	76
1.125%, 09/10/2025		1,241,620	934
			7,061

Spain — 3.5%
Abertis Infraestructuras Finance BV
3.248% (D)(E)	EUR	900	992
Banco Santander
0.250%, 07/10/2029		400	399
Banco Santander MTN
5.750%, EUSA5 + 2.850%, 08/23/2033 (D)		300	357
CaixaBank
1.250%, 01/11/2027		300	325
CaixaBank MTN
5.000%, EUR003M + 1.650%, 07/19/2029 (D)		200	238
Cepsa Finance MTN
4.125%, 04/11/2031		600	669
Spain Government Bond
6.000%, 01/31/2029		80	102
4.700%, 07/30/2041 (A)		670	873
3.500%, 05/31/2029		2,649	3,094
3.450%, 10/31/2034 (A)		1,542	1,798
3.450%, 07/30/2043 (A)		952	1,056
2.500%, 05/31/2027		861	965
2.350%, 07/30/2033 (A)		333	359
1.950%, 07/30/2030 (A)		157	170
1.900%, 10/31/2052 (A)		656	513
1.850%, 07/30/2035 (A)		504	504
1.400%, 04/30/2028 (A)		1,537	1,661
0.600%, 10/31/2029 (A)		597	608
0.500%, 04/30/2030 (A)		353	354
			15,037

Supra-National — 2.6%
Asian Development Bank MTN
2.350%, 06/21/2027	JPY	410,000	3,027
European Financial Stability Facility MTN
1.800%, 07/10/2048	EUR	405	357
European Investment Bank
2.875%, 01/12/2033		1,015	1,159
1.900%, 01/26/2026	JPY	50,000	357
European Investment Bank MTN
0.500%, 11/13/2037	EUR	945	789
European Union
3.250%, 07/04/2034		1,073	1,249
3.000%, 03/04/2053		2,500	2,628
European Union MTN
3.750%, 04/04/2042		872	1,067
3.000%, 12/04/2034		248	282

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.625%, 12/04/2029	EUR	313	$336
			11,251

Sweden — 0.2%
Heimstaden Bostad Treasury BV MTN
1.625%, 10/13/2031		107	95
0.750%, 09/06/2029		100	92
Sweden Government Bond
1.750%, 11/11/2033	SEK	3,645	355
Sweden Inflation Linked Bond
0.125%, 12/01/2027		2,615	432
			974

Switzerland — 1.5%
Government of Switzerland
3.500%, 04/08/2033	CHF	1,924	2,875
1.500%, 04/30/2042		408	570
UBS Group
9.250%, H15T5Y + 4.745% (A)(D)(E)		$237	262
7.750%, EUAMDB01 + 4.950%, 03/01/2029 (D)	EUR	995	1,271
2.875%, EUSA1 + 1.950%, 04/02/2032 (D)		880	946
UBS Group MTN
4.625%, EUAMDB01 + 1.150%, 03/17/2028 (D)		265	307
			6,231

Thailand — 0.4%
Thailand Government Bond
4.675%, 06/29/2044	THB	2,840	111
4.000%, 06/17/2055		6,626	239
2.400%, 11/17/2027		19,022	594
1.875%, 06/17/2049		8,576	208
1.000%, 06/17/2027		19,200	579
			1,731

United Kingdom — 3.5%
Barclays
8.875%, GUKG5 + 6.955% (D)(E)	GBP	210	293
Barclays MTN
5.262%, EUSA1 + 2.550%, 01/29/2034 (D)	EUR	250	309
Cadent Finance MTN
3.750%, 04/16/2033		390	438
0.750%, 03/11/2032		355	328
Centrica MTN
4.375%, 03/13/2029	GBP	179	236
CK Hutchison Group Telecom Finance
2.625%, 10/17/2034		260	258
HSBC Holdings
6.364%, EUSA5 + 3.300%, 11/16/2032 (D)	EUR	249	300
Motability Operations Group MTN
3.625%, 07/24/2029		920	1,053

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
National Grid MTN
4.275%, 01/16/2035	EUR	370	$433
United Kingdom Gilt
4.500%, 12/07/2042	GBP	69	94
4.375%, 07/31/2054		1,689	2,187
4.250%, 06/07/2032		393	541
4.250%, 12/07/2040		24	32
4.250%, 12/07/2049		393	503
4.125%, 07/22/2029		1,187	1,610
4.000%, 10/22/2063		768	930
3.750%, 03/07/2027		545	727
3.500%, 01/22/2045		1,395	1,621
3.250%, 01/22/2044		26	29
1.250%, 07/31/2051		3,545	2,345
United Kingdom Inflation-Linked Gilt
0.750%, 11/22/2033		553	787
			15,054

United States — 4.9%
American Tower
1.300%, 09/15/2025		$535	518
Amgen
5.150%, 03/02/2028		205	211
Aptiv
4.250%, 06/11/2036	EUR	391	440
AT&T
1.650%, 02/01/2028		$870	802
AutoZone
6.250%, 11/01/2028		35	37
Bank of America MTN
3.384%, SOFRRATE + 1.330%, 04/02/2026 (D)		700	694
Becton Dickinson
3.828%, 06/07/2032	EUR	243	280
Becton Dickinson Euro Finance Sarl
4.029%, 06/07/2036		447	517
CCO Holdings
4.500%, 06/01/2033 (A)		$127	108
Charter Communications Operating
6.100%, 06/01/2029		111	115
Citigroup
5.411%, H15T5Y + 1.730%, 09/19/2039 (D)		762	759
4.000%, H15T5Y + 3.597% (D)(E)		71	69
Columbia Pipelines Holding
6.055%, 08/15/2026 (A)		120	123
Comcast
0.000%, 09/14/2026 (F)	EUR	450	476
Corebridge Financial
3.500%, 04/04/2025		$330	328
Diamondback Energy
5.200%, 04/18/2027		470	480
Discovery Communications
3.900%, 11/15/2024		665	663

SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Energy Transfer
6.050%, 09/01/2054		$299	$310
Ford Motor Credit
6.125%, 05/15/2028	EUR	205	246
GE HealthCare Technologies
5.550%, 11/15/2024		$435	435
Global Payments
4.875%, 03/17/2031	EUR	359	427
Hewlett Packard Enterprise
5.600%, 10/15/2054		$290	284
4.850%, 10/15/2031		237	236
Intel
5.600%, 02/21/2054		406	396
4.875%, 02/10/2026		250	251
3.200%, 08/12/2061		387	237
JPMorgan Chase
6.070%, SOFRRATE + 1.330%, 10/22/2027 (D)		230	238
JPMorgan Chase MTN
1.963%, EUR003M + 1.130%, 03/23/2030 (D)	EUR	255	271
Kroger
5.650%, 09/15/2064		$222	223
5.500%, 09/15/2054		260	261
Kyndryl Holdings
2.050%, 10/15/2026		455	433
Medtronic
4.150%, 10/15/2043	EUR	428	502
4.150%, 10/15/2053		244	282
Medtronic Global Holdings SCA
1.125%, 03/07/2027		400	430
Morgan Stanley
4.813%, EUR003M + 1.762%, 10/25/2028 (D)		435	512
3.790%, EUR003M + 1.037%, 03/21/2030 (D)		136	156
0.406%, 10/29/2027 (D)		370	392
MSD Netherlands Capital BV
3.750%, 05/30/2054		250	278
3.700%, 05/30/2044		320	361
3.500%, 05/30/2037		290	328
New York Life Global Funding MTN
5.000%, 06/06/2029 (A)		$369	383
ONEOK
4.250%, 09/24/2027		600	601
Pfizer Investment Enterprises Pte
4.450%, 05/19/2026		340	342
Principal Life Global Funding II
1.250%, 06/23/2025 (A)		315	308
Regions Financial
5.502%, SOFRRATE + 2.060%, 09/06/2035 (D)		490	498

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Royalty Pharma
5.900%, 09/02/2054		$410	$424
Santander Holdings USA
6.174%, SOFRRATE + 2.500%, 01/09/2030 (D)		199	208
Simon International Finance SCA
1.125%, 03/19/2033	EUR	570	532
Southern
5.500%, 03/15/2029		$320	336
State Street
5.272%, 08/03/2026		225	230
Thermo Fisher Scientific Finance I BV
0.000%, 11/18/2025 (F)	EUR	206	223
Toyota Motor Credit MTN
4.050%, 09/13/2029		400	465
TWDC Enterprises 18
2.758%, 10/07/2024	CAD	800	592
Veralto
5.500%, 09/18/2026		$335	342
Verizon Communications
2.100%, 03/22/2028		445	415
Warnermedia Holdings
4.693%, 05/17/2033	EUR	400	444
Wells Fargo
3.900%, H15T5Y + 3.453% (D)(E)		$91	88
WPC Eurobond BV
1.350%, 04/15/2028	EUR	380	398
			20,938

Total Global Bonds
(Cost $400,613) ($ Thousands)			396,795

U.S. TREASURY OBLIGATIONS — 2.5%
U.S. Treasury Bill
5.255%, 10/17/2024 (H)		$412	411
U.S. Treasury Inflation Indexed Bonds
2.125%, 04/15/2029		8,707	9,093
1.750%, 01/15/2034		1,427	1,477

Total U.S. Treasury Obligations
(Cost $10,952) ($ Thousands)			10,981

MORTGAGE-BACKED SECURITIES — 1.7%
Agency Mortgage-Backed Obligations — 1.7%
FNMA TBA
6.000%, 10/15/2054		4,000	4,088

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA TBA
3.500%, 10/15/2041	$3,200	$3,006

		7,094
Non-Agency Mortgage-Backed Obligation — 0.0%
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
7.332%, 09/25/2034(D)	5	5

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Mortgage Trust, Ser 2004-A5, Cl 3A1
5.533%, 12/25/2034(D)	$17	$16

		21
Total Mortgage-Backed Securities
(Cost $7,152) ($ Thousands)		7,115

Total Investments in Securities — 96.5%
(Cost $418,717) ($ Thousands)		$414,891

A list of the open futures contracts held by the Fund at September 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Australian 10-Year Bond	6	Dec-2024	$468	$484	$(5)
Canadian 5-Year Bond	14	Dec-2024	1,191	1,197	–
Canadian 10-Year Bond	38	Dec-2024	3,480	3,516	13
Euro-Bobl	55	Dec-2024	7,241	7,369	68
Euro-Bund 10-Year Bond	10	Dec-2024	1,507	1,506	–
Euro-OAT	22	Dec-2024	3,102	3,115	–
Euro-Schatz	228	Dec-2024	27,210	27,271	32
Korea 10-Year Bond	48	Dec-2024	4,190	4,309	4
Korea 3-Year Bond	62	Dec-2024	4,904	5,042	4
Long Gilt 10-Year Bond	48	Dec-2024	6,275	6,338	(43)
U.S. 2-Year Treasury Note	38	Dec-2024	7,897	7,913	16
U.S. 5-Year Treasury Note	44	Dec-2024	4,835	4,834	(1)
U.S. 10-Year Treasury Note	35	Dec-2024	4,006	4,000	(6)
U.S. Long Treasury Bond	1	Dec-2024	125	124	(1)
Ultra 10-Year U.S. Treasury Note	4	Dec-2024	478	473	(5)
			76,909	77,491	76
Short Contracts
3 Month SOFR	(386)	Mar-2025	$(92,138)	$(92,601)	$(463)
Australian 10-Year Bond	(63)	Dec-2024	(4,961)	(5,088)	41
Australian 3-Year Bond	(51)	Dec-2024	(3,728)	(3,792)	5
Euro-Bobl	(1)	Dec-2024	(131)	(134)	(2)
Euro-BTP	(27)	Dec-2024	(3,564)	(3,660)	(69)
Euro-Bund 10-Year Bond	(4)	Dec-2024	(601)	(602)	(1)
Euro-Buxl	(45)	Dec-2024	(6,626)	(6,844)	(163)
Euro-OAT	(44)	Dec-2024	(6,120)	(6,229)	(58)
Japanese 10-Year Bond	(28)	Dec-2024	(28,280)	(28,315)	(97)
Japanese 10-Year Government Bond E-MINI	(10)	Dec-2024	(1,011)	(1,011)	(1)
U.S. 5-Year Treasury Note	(23)	Dec-2024	(2,536)	(2,528)	8
U.S. 10-Year Treasury Note	(6)	Dec-2024	(691)	(686)	5
U.S. Long Treasury Bond	(7)	Dec-2024	(879)	(869)	10
U.S. Ultra Long Treasury Bond	(70)	Dec-2024	(9,445)	(9,316)	129
Ultra 10-Year U.S. Treasury Note	(31)	Dec-2024	(3,688)	(3,667)	21
			(164,399)	(165,342)	(635)
			$(87,490)	$(87,851)	$(559)

SEI Institutional International Trust

A list of the open forward foreign currency contracts held by the Fund at September 30, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	10/02/24	USD	4	SGD	5	$—
Bank of America	10/02/24	USD	24	CHF	20	—
Bank of America	10/02/24	USD	44	AUD	65	1
Bank of America	10/02/24	USD	76	CZK	1,710	—
Bank of America	10/02/24	USD	201	ZAR	3,540	4
Bank of America	10/02/24	USD	214	JPY	30,600	—
Bank of America	10/02/24	RON	328	USD	73	—
Bank of America	10/02/24	USD	428	EUR	383	(1)
Bank of America	10/02/24	USD	938	CAD	1,265	(2)
Bank of America	10/02/24	MXN	1,180	USD	59	(1)
Bank of America	10/02/24	ZAR	1,800	USD	103	(1)
Bank of America	10/02/24	JPY	30,300	USD	213	1
Bank of America	10/02/24	JPY	86,000	USD	595	(6)
Bank of America	11/04/24	USD	39	MXN	770	—
Bank of America	11/04/24	RON	328	USD	73	—
Bank of America	11/04/24	USD	1,025	EUR	919	2
Bank of America	11/04/24	USD	1,583	GBP	1,183	3
Bank of America	11/04/24	GBP	6,171	USD	8,258	(17)
Barclays PLC	10/02/24	USD	38	SGD	50	1
Barclays PLC	10/02/24	SGD	45	USD	35	—
Barclays PLC	10/02/24	USD	85	CZK	1,910	—
Barclays PLC	10/02/24	USD	193	THB	6,520	9
Barclays PLC	10/02/24	USD	255	CAD	345	1
Barclays PLC	10/02/24	USD	323	PLN	1,240	1
Barclays PLC	10/02/24	CHF	192	USD	229	1
Barclays PLC	10/02/24	CHF	145	USD	171	(1)
Barclays PLC	10/02/24	CAD	230	USD	171	1
Barclays PLC	10/02/24	CAD	230	USD	170	—
Barclays PLC	10/02/24	USD	470	NZD	760	14
Barclays PLC	10/02/24	USD	553	SEK	5,670	6
Barclays PLC	10/02/24	USD	930	MXN	18,410	9
Barclays PLC	10/02/24	USD	31	MXN	590	(1)
Barclays PLC	10/02/24	USD	1,140	GBP	864	18
Barclays PLC	10/02/24	USD	971	NOK	10,465	23
Barclays PLC	10/02/24	USD	428	NOK	4,480	(2)
Barclays PLC	10/02/24	ZAR	1,530	USD	87	(2)
Barclays PLC	10/02/24	USD	1,535	CHF	1,299	5
Barclays PLC	10/02/24	RON	1,601	USD	358	(1)
Barclays PLC	10/02/24	NZD	2,000	USD	1,241	(31)
Barclays PLC	10/02/24	PLN	2,143	USD	555	(4)
Barclays PLC	10/02/24	DKK	2,471	USD	370	—
Barclays PLC	10/02/24	EUR	571	USD	638	1
Barclays PLC	10/02/24	EUR	2,175	USD	2,418	(9)
Barclays PLC	10/02/24	USD	2,946	AUD	4,341	66
Barclays PLC	10/02/24	USD	2,960	EUR	2,664	13
Barclays PLC	10/02/24	USD	1,643	JPY	237,400	17
Barclays PLC	10/02/24	USD	2,370	JPY	335,350	(26)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	10/02/24	GBP	6,330	USD	8,364	$(127)
Barclays PLC	10/02/24	CZK	4,210	USD	187	1
Barclays PLC	10/02/24	CZK	2,320	USD	102	(1)
Barclays PLC	10/02/24	NOK	3,591	USD	342	1
Barclays PLC	10/02/24	NOK	3,660	USD	339	(8)
Barclays PLC	10/02/24	THB	7,670	USD	228	(11)
Barclays PLC	10/02/24	MXN	1,430	USD	74	1
Barclays PLC	10/02/24	MXN	11,110	USD	556	(11)
Barclays PLC	10/02/24	AUD	14,112	USD	9,556	(234)
Barclays PLC	10/02/24	SEK	2,600	USD	257	1
Barclays PLC	10/02/24	SEK	14,375	USD	1,400	(18)
Barclays PLC	10/02/24	HUF	119,145	USD	337	2
Barclays PLC	10/02/24	HUF	30,000	USD	84	—
Barclays PLC	10/02/24	JPY	393,632	USD	2,782	31
Barclays PLC	10/02/24	JPY	151,395	USD	1,051	(7)
Barclays PLC	10/08/24	USD	1,922	CNY	13,543	11
Barclays PLC	10/17/24	USD	77	COP	320,466	—
Barclays PLC	10/17/24	USD	610	CLP	567,378	22
Barclays PLC	10/17/24	USD	804	ZAR	14,476	35
Barclays PLC	10/17/24	USD	1,793	MXN	34,983	(13)
Barclays PLC	10/17/24	MXN	14,706	USD	785	37
Barclays PLC	10/17/24	MXN	16,143	USD	814	(7)
Barclays PLC	10/17/24	HUF	64,074	EUR	161	—
Barclays PLC	10/17/24	COP	4,580,850	USD	1,135	40
Barclays PLC	11/01/24	USD	209	JPY	29,700	—
Barclays PLC	11/04/24	USD	70	ZAR	1,206	—
Barclays PLC	11/04/24	GBP	122	USD	163	—
Barclays PLC	11/04/24	USD	124	NZD	195	—
Barclays PLC	11/04/24	EUR	183	USD	205	1
Barclays PLC	11/04/24	USD	164	SEK	1,660	—
Barclays PLC	11/04/24	USD	83	SEK	830	(1)
Barclays PLC	11/04/24	USD	281	BRL	1,537	—
Barclays PLC	11/04/24	USD	1,088	AUD	1,574	4
Barclays PLC	11/04/24	RON	1,601	USD	358	(1)
Barclays PLC	11/04/24	SEK	1,660	USD	165	1
Barclays PLC	11/04/24	NOK	2,150	USD	205	—
Barclays PLC	11/04/24	THB	2,610	USD	81	(1)
Barclays PLC	11/04/24	AUD	14,657	USD	10,132	(40)
Barclays PLC	11/04/24	HUF	74,245	USD	208	—
Barclays PLC	01/15/25	ILS	410	USD	111	—
BMO Capital	10/02/24	USD	17	MXN	330	—
BNP Paribas	10/02/24	USD	45	RON	200	—
BNP Paribas	10/02/24	USD	125	NZD	200	2
BNP Paribas	10/02/24	USD	171	CAD	230	—
BNP Paribas	10/02/24	USD	266	MXN	5,150	(3)
BNP Paribas	10/02/24	USD	271	CZK	6,100	(1)
BNP Paribas	10/02/24	USD	441	AUD	645	6
BNP Paribas	10/02/24	USD	544	SEK	5,580	6
BNP Paribas	10/02/24	USD	42	SEK	430	—
BNP Paribas	10/02/24	PLN	325	USD	85	—

SEI Institutional International Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	10/02/24	PLN	270	USD	70	$—
BNP Paribas	10/02/24	GBP	613	USD	805	(17)
BNP Paribas	10/02/24	USD	418	NOK	4,510	10
BNP Paribas	10/02/24	USD	334	NOK	3,510	(1)
BNP Paribas	10/02/24	NZD	755	USD	469	(12)
BNP Paribas	10/02/24	USD	801	GBP	609	16
BNP Paribas	10/02/24	CHF	145	USD	172	—
BNP Paribas	10/02/24	CHF	690	USD	816	(2)
BNP Paribas	10/02/24	CAD	730	USD	541	1
BNP Paribas	10/02/24	CAD	520	USD	383	(2)
BNP Paribas	10/02/24	USD	1,323	CHF	1,120	5
BNP Paribas	10/02/24	AUD	1,595	USD	1,079	(28)
BNP Paribas	10/02/24	EUR	1,619	USD	1,796	(11)
BNP Paribas	10/02/24	USD	1,625	EUR	1,463	8
BNP Paribas	10/02/24	USD	1,972	JPY	285,246	22
BNP Paribas	10/02/24	USD	931	JPY	132,500	(5)
BNP Paribas	10/02/24	MXN	3,270	USD	169	2
BNP Paribas	10/02/24	MXN	1,700	USD	85	(1)
BNP Paribas	10/02/24	MYR	9,087	USD	2,097	(107)
BNP Paribas	10/02/24	NOK	1,730	USD	165	1
BNP Paribas	10/02/24	NOK	10,040	USD	940	(14)
BNP Paribas	10/02/24	CZK	12,331	USD	548	2
BNP Paribas	10/02/24	SEK	1,670	USD	165	—
BNP Paribas	10/02/24	SEK	10,780	USD	1,055	(8)
BNP Paribas	10/02/24	JPY	204,800	USD	1,450	18
BNP Paribas	10/02/24	JPY	4,518,187	USD	31,329	(258)
BNP Paribas	10/17/24	USD	48	CLP	43,963	1
BNP Paribas	10/17/24	USD	153	MXN	2,827	(9)
BNP Paribas	10/17/24	USD	573	ZAR	10,141	15
BNP Paribas	10/17/24	USD	1,590	AUD	2,419	88
BNP Paribas	10/17/24	EUR	2,154	USD	2,400	(5)
BNP Paribas	10/17/24	AUD	2,495	USD	1,630	(101)
BNP Paribas	10/17/24	ZAR	9,041	USD	501	(23)
BNP Paribas	10/17/24	MXN	10,198	USD	542	23
BNP Paribas	10/17/24	HUF	63,258	EUR	159	—
BNP Paribas	10/17/24	CNY	83,724	USD	11,723	(251)
BNP Paribas	10/17/24	COP	588,377	USD	143	2
BNP Paribas	10/17/24	IDR	1,249,244	USD	76	(6)
BNP Paribas	11/01/24	USD	596	JPY	85,200	3
BNP Paribas	11/04/24	USD	1	CZK	30	—
BNP Paribas	11/04/24	USD	45	RON	200	—
BNP Paribas	11/04/24	USD	86	CNY	601	—
BNP Paribas	11/04/24	USD	162	MXN	3,200	1
BNP Paribas	11/04/24	USD	164	GBP	122	—
BNP Paribas	11/04/24	USD	184	AUD	265	—
BNP Paribas	11/04/24	CAD	220	USD	163	—
BNP Paribas	11/04/24	USD	204	EUR	183	—
BNP Paribas	11/04/24	USD	42	EUR	37	—
BNP Paribas	11/04/24	ZAR	945	USD	55	—
BNP Paribas	11/04/24	MYR	9,087	USD	2,203	(11)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	11/04/24	CZK	11,541	USD	511	$—
BNP Paribas	11/18/24	JPY	250,000	USD	1,703	(57)
BNP Paribas	04/16/25	HKD	2,535	USD	326	(1)
Brown Brothers Harriman	10/17/24	USD	8	HUF	3,083	—
Brown Brothers Harriman	10/17/24	GBP	227	USD	290	(14)
Brown Brothers Harriman	10/17/24	EUR	1,436	NOK	16,555	(32)
Brown Brothers Harriman	10/17/24	JPY	75,000	USD	473	(53)
Brown Brothers Harriman	10/17/24	EUR	108,847	USD	118,308	(3,255)
CIBC	10/02/24	USD	206	JPY	29,500	—
CIBC	10/02/24	GBP	288	USD	379	(7)
CIBC	10/02/24	JPY	30,200	USD	213	1
CIBC	10/08/24	USD	185	CNY	1,304	1
Citigroup	10/02/24	USD	85	CZK	1,910	—
Citigroup	10/02/24	USD	107	SGD	140	2
Citigroup	10/02/24	CAD	115	USD	85	—
Citigroup	10/02/24	USD	133	CAD	180	1
Citigroup	10/02/24	NZD	205	USD	128	(2)
Citigroup	10/02/24	USD	257	AUD	385	10
Citigroup	10/02/24	USD	203	MXN	4,060	4
Citigroup	10/02/24	USD	336	MXN	6,490	(5)
Citigroup	10/02/24	USD	273	NOK	2,930	5
Citigroup	10/02/24	USD	295	NOK	3,100	(1)
Citigroup	10/02/24	USD	807	NZD	1,300	20
Citigroup	10/02/24	GBP	834	USD	1,099	(20)
Citigroup	10/02/24	USD	723	SEK	7,370	4
Citigroup	10/02/24	USD	207	SEK	2,090	—
Citigroup	10/02/24	USD	974	GBP	736	13
Citigroup	10/02/24	USD	1,105	CHF	935	4
Citigroup	10/02/24	USD	125	CHF	105	(1)
Citigroup	10/02/24	CHF	443	USD	526	1
Citigroup	10/02/24	CHF	951	USD	1,121	(6)
Citigroup	10/02/24	AUD	1,705	USD	1,144	(38)
Citigroup	10/02/24	ZAR	1,780	USD	102	(2)
Citigroup	10/02/24	USD	1,864	EUR	1,682	14
Citigroup	10/02/24	USD	384	EUR	344	(1)
Citigroup	10/02/24	USD	1,003	JPY	143,900	3
Citigroup	10/02/24	USD	1,766	JPY	250,150	(17)
Citigroup	10/02/24	RON	2,788	USD	624	(1)
Citigroup	10/02/24	EUR	230	USD	257	—
Citigroup	10/02/24	EUR	2,907	USD	3,223	(21)
Citigroup	10/02/24	SEK	3,920	USD	382	(5)
Citigroup	10/02/24	NOK	2,110	USD	201	1
Citigroup	10/02/24	NOK	5,039	USD	478	(1)
Citigroup	10/02/24	MXN	2,100	USD	109	2
Citigroup	10/02/24	MXN	17,030	USD	851	(18)
Citigroup	10/02/24	JPY	211,900	USD	1,495	13
Citigroup	10/02/24	JPY	146,775	USD	1,023	(3)
Citigroup	10/07/24	USD	23	ILS	85	(1)
Citigroup	10/07/24	ILS	635	USD	173	3
Citigroup	10/17/24	USD	46	CLP	43,434	3

SEI Institutional International Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	10/17/24	USD	190	JPY	26,885	$(2)
Citigroup	10/17/24	USD	209	GBP	160	6
Citigroup	10/17/24	USD	386	COP	1,619,969	1
Citigroup	10/17/24	USD	77	COP	322,418	—
Citigroup	10/17/24	USD	658	ZAR	11,754	23
Citigroup	10/17/24	USD	731	MXN	14,299	(4)
Citigroup	10/17/24	USD	774	IDR	12,674,736	61
Citigroup	10/17/24	USD	2,097	KRW	2,814,717	52
Citigroup	10/17/24	MXN	2,366	USD	131	11
Citigroup	10/17/24	USD	3,886	EUR	3,491	12
Citigroup	10/17/24	AUD	4,600	USD	3,108	(83)
Citigroup	10/17/24	ZAR	4,601	USD	255	(12)
Citigroup	10/17/24	THB	34,974	USD	977	(112)
Citigroup	10/17/24	HUF	64,111	EUR	161	—
Citigroup	10/17/24	IDR	3,582,075	USD	220	(16)
Citigroup	11/01/24	JPY	29,700	USD	206	(3)
Citigroup	11/04/24	USD	73	MXN	1,440	—
Citigroup	11/04/24	USD	125	SEK	1,250	(1)
Citigroup	11/04/24	EUR	166	USD	186	—
Citigroup	11/04/24	AUD	360	USD	249	(1)
Citigroup	11/04/24	ZAR	945	USD	55	—
Citigroup	11/04/24	DKK	2,471	USD	370	(1)
Citigroup	11/04/24	RON	2,788	USD	624	(2)
Citigroup	11/04/24	USD	2,969	BRL	16,976	135
Citigroup	01/15/25	ILS	2,600	USD	704	2
Citigroup	06/20/25	CNY	615	USD	87	(3)
Commonwealth Bank Of Australia	10/02/24	USD	3	JPY	400	—
Commonwealth Bank Of Australia	10/02/24	EUR	26	USD	29	—
Commonwealth Bank Of Australia	10/02/24	USD	85	AUD	125	2
Commonwealth Bank Of Australia	11/04/24	USD	120	NZD	189	—
Commonwealth Bank Of Australia	11/04/24	AUD	235	USD	163	—
Commonwealth Bank Of Australia	11/04/24	NZD	6,625	USD	4,208	(6)
Credit Agricole	10/02/24	USD	200	GBP	152	4
Credit Agricole	10/02/24	MXN	1,590	USD	82	1
Credit Agricole	10/02/24	HKD	2,870	USD	368	(1)
Credit Agricole	10/02/24	JPY	66,700	USD	471	5
Deutsche Bank	10/17/24	KRW	3,268,743	USD	2,450	(46)
Goldman Sachs	10/02/24	USD	1	THB	20	—
Goldman Sachs	10/02/24	USD	21	CZK	480	—
Goldman Sachs	10/02/24	USD	26	RON	116	—
Goldman Sachs	10/02/24	PLN	70	USD	18	—
Goldman Sachs	10/02/24	USD	84	NOK	900	2
Goldman Sachs	10/02/24	USD	86	NZD	139	3
Goldman Sachs	10/02/24	GBP	160	USD	210	(4)
Goldman Sachs	10/02/24	USD	162	MXN	3,205	2
Goldman Sachs	10/02/24	USD	17	MXN	330	—
Goldman Sachs	10/02/24	NZD	205	USD	126	(4)
Goldman Sachs	10/02/24	USD	212	SEK	2,180	4
Goldman Sachs	10/02/24	USD	163	CAD	220	—
Goldman Sachs	10/02/24	USD	85	CAD	115	—

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	10/02/24	USD	471	JPY	66,800	$(4)
Goldman Sachs	10/02/24	EUR	536	USD	594	(4)
Goldman Sachs	10/02/24	USD	426	CHF	360	1
Goldman Sachs	10/02/24	USD	172	CHF	145	—
Goldman Sachs	10/02/24	USD	685	AUD	1,020	23
Goldman Sachs	10/02/24	USD	754	GBP	569	10
Goldman Sachs	10/02/24	AUD	1,380	USD	931	(26)
Goldman Sachs	10/02/24	CHF	1,506	USD	1,793	8
Goldman Sachs	10/02/24	CHF	579	USD	684	(2)
Goldman Sachs	10/02/24	USD	2,072	EUR	1,868	13
Goldman Sachs	10/02/24	USD	427	EUR	382	(1)
Goldman Sachs	10/02/24	THB	3,220	USD	95	(5)
Goldman Sachs	10/02/24	ZAR	3,540	USD	199	(6)
Goldman Sachs	10/02/24	NOK	1,770	USD	168	—
Goldman Sachs	10/02/24	NOK	3,690	USD	342	(9)
Goldman Sachs	10/02/24	MXN	13,430	USD	676	(9)
Goldman Sachs	10/02/24	JPY	60,700	USD	427	3
Goldman Sachs	10/02/24	JPY	128,400	USD	888	(10)
Goldman Sachs	10/17/24	USD	293	COP	1,249,399	5
Goldman Sachs	10/17/24	CHF	515	USD	614	2
Goldman Sachs	10/17/24	EUR	575	USD	640	(2)
Goldman Sachs	10/17/24	EUR	1,470	NOK	17,556	26
Goldman Sachs	10/17/24	USD	1,635	CLP	1,492,669	27
Goldman Sachs	10/17/24	CNY	4,393	USD	620	(8)
Goldman Sachs	10/17/24	USD	7,990	EUR	7,150	(5)
Goldman Sachs	10/17/24	MXN	10,193	USD	542	23
Goldman Sachs	10/17/24	ZAR	16,965	USD	928	(55)
Goldman Sachs	10/17/24	HUF	64,228	EUR	161	—
Goldman Sachs	10/17/24	CLP	452,459	USD	491	(13)
Goldman Sachs	10/17/24	IDR	1,066,815	USD	65	(5)
Goldman Sachs	10/17/24	COP	1,674,765	USD	412	12
Goldman Sachs	11/01/24	GBP	21	USD	28	—
Goldman Sachs	11/01/24	GBP	42	USD	56	—
Goldman Sachs	11/01/24	EUR	50	USD	56	—
Goldman Sachs	11/01/24	EUR	25	USD	28	—
Goldman Sachs	11/01/24	AUD	120	USD	83	(1)
Goldman Sachs	11/01/24	USD	661	JPY	95,050	7
Goldman Sachs	11/01/24	USD	587	JPY	83,288	(2)
Goldman Sachs	11/01/24	JPY	29,700	USD	208	(1)
Goldman Sachs	11/04/24	USD	26	RON	116	—
Goldman Sachs	11/04/24	USD	42	CHF	35	—
Goldman Sachs	11/04/24	USD	52	PLN	200	—
Goldman Sachs	11/04/24	USD	83	SEK	830	(1)
Goldman Sachs	11/04/24	CHF	349	USD	416	1
Goldman Sachs	11/04/24	USD	368	EUR	330	1
Goldman Sachs	11/04/24	USD	41	EUR	37	—
Goldman Sachs	11/04/24	EUR	404	USD	453	1
Goldman Sachs	11/04/24	EUR	512	USD	571	(1)
Goldman Sachs	01/15/25	ILS	2,091	USD	566	2
Goldman Sachs	06/18/25	USD	340	HKD	2,635	—

SEI Institutional International Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	06/20/25	USD	88	CNY	615	$1
HSBC	10/17/24	USD	1,893	KRW	2,525,005	35
HSBC	10/17/24	USD	2,712	EUR	2,500	80
HSBC	10/17/24	CNY	8,210	USD	1,150	(24)
HSBC	10/17/24	THB	15,532	USD	434	(49)
HSBC	10/17/24	MXN	29,516	USD	1,640	138
HSBC	10/17/24	IDR	3,585,568	USD	220	(17)
HSBC	11/04/24	USD	519	BRL	2,833	(1)
HSBC	01/15/25	ILS	737	USD	199	—
JPMorgan Chase Bank	10/02/24	USD	50	MXN	1,005	1
JPMorgan Chase Bank	10/02/24	USD	84	GBP	64	2
JPMorgan Chase Bank	10/02/24	USD	86	CHF	75	3
JPMorgan Chase Bank	10/02/24	GBP	96	USD	126	(3)
JPMorgan Chase Bank	10/02/24	USD	103	PLN	395	—
JPMorgan Chase Bank	10/02/24	USD	146	SGD	190	2
JPMorgan Chase Bank	10/02/24	USD	212	NZD	345	7
JPMorgan Chase Bank	10/02/24	USD	226	AUD	335	7
JPMorgan Chase Bank	10/02/24	CAD	285	USD	211	—
JPMorgan Chase Bank	10/02/24	CHF	355	USD	419	(2)
JPMorgan Chase Bank	10/02/24	PLN	440	USD	114	—
JPMorgan Chase Bank	10/02/24	AUD	500	USD	337	(10)
JPMorgan Chase Bank	10/02/24	RON	617	USD	138	—
JPMorgan Chase Bank	10/02/24	USD	877	EUR	791	5
JPMorgan Chase Bank	10/02/24	EUR	1,248	USD	1,383	(10)
JPMorgan Chase Bank	10/02/24	USD	730	JPY	105,300	6
JPMorgan Chase Bank	10/02/24	USD	557	JPY	78,500	(8)
JPMorgan Chase Bank	10/02/24	CZK	1,350	USD	60	1
JPMorgan Chase Bank	10/02/24	CZK	1,470	USD	65	—
JPMorgan Chase Bank	10/02/24	USD	3,046	CAD	4,130	11
JPMorgan Chase Bank	10/02/24	NZD	3,695	USD	2,295	(56)
JPMorgan Chase Bank	10/02/24	JPY	6,100	USD	43	1
JPMorgan Chase Bank	10/02/24	JPY	43,100	USD	297	(4)
JPMorgan Chase Bank	10/03/24	USD	1,084	PEN	4,076	12
JPMorgan Chase Bank	10/03/24	PEN	4,076	USD	1,089	(7)
JPMorgan Chase Bank	10/08/24	CNY	2,113	USD	298	(3)
JPMorgan Chase Bank	10/08/24	USD	621	CNY	4,387	5
JPMorgan Chase Bank	10/08/24	USD	24,069	CNY	167,954	(102)
JPMorgan Chase Bank	10/11/24	USD	886	EUR	797	3
JPMorgan Chase Bank	10/11/24	USD	654	EUR	586	—
JPMorgan Chase Bank	10/11/24	EUR	25,312	USD	28,065	(195)
JPMorgan Chase Bank	10/17/24	CLP	255,561	USD	277	(8)
JPMorgan Chase Bank	10/21/24	USD	289	IDR	4,404,699	2
JPMorgan Chase Bank	10/21/24	IDR	110,204,549	USD	7,144	(116)
JPMorgan Chase Bank	10/25/24	USD	648	JPY	93,296	6
JPMorgan Chase Bank	10/25/24	JPY	1,722,835	USD	12,314	226
JPMorgan Chase Bank	10/25/24	JPY	40,085	USD	280	(2)
JPMorgan Chase Bank	10/28/24	USD	473	COP	1,992,591	3
JPMorgan Chase Bank	10/28/24	USD	237	COP	988,469	(1)
JPMorgan Chase Bank	10/28/24	COP	1,421,699	USD	341	1
JPMorgan Chase Bank	11/01/24	USD	175	JPY	24,800	(1)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	11/04/24	USD	70	ZAR	1,206	$—
JPMorgan Chase Bank	11/04/24	USD	163	CZK	3,680	1
JPMorgan Chase Bank	11/04/24	USD	175	NZD	275	—
JPMorgan Chase Bank	11/04/24	USD	206	EUR	184	—
JPMorgan Chase Bank	11/04/24	NZD	455	USD	289	(1)
JPMorgan Chase Bank	11/04/24	RON	617	USD	138	(1)
JPMorgan Chase Bank	11/04/24	SGD	1,582	USD	1,237	—
JPMorgan Chase Bank	11/04/24	PEN	3,981	USD	1,058	(13)
JPMorgan Chase Bank	11/04/24	CNY	167,954	USD	24,120	32
JPMorgan Chase Bank	11/18/24	USD	56	ILS	210	1
JPMorgan Chase Bank	11/18/24	ILS	8,998	USD	2,386	(38)
JPMorgan Chase Bank	11/18/24	THB	99,560	USD	2,832	(273)
JPMorgan Chase Bank	11/25/24	USD	1,140	HUF	409,889	10
JPMorgan Chase Bank	11/25/24	HUF	9,515	USD	27	—
JPMorgan Chase Bank	11/25/24	JPY	494,150	USD	3,430	(50)
JPMorgan Chase Bank	12/02/24	USD	74	CZK	1,652	(1)
JPMorgan Chase Bank	12/02/24	USD	144	THB	4,720	3
JPMorgan Chase Bank	12/02/24	USD	1,904	CNY	13,423	26
JPMorgan Chase Bank	12/02/24	CNY	50,597	USD	7,154	(120)
JPMorgan Chase Bank	12/02/24	CZK	70,895	USD	3,149	7
JPMorgan Chase Bank	12/02/24	THB	102,311	USD	3,007	(186)
JPMorgan Chase Bank	12/09/24	GBP	148	USD	197	(2)
JPMorgan Chase Bank	12/09/24	USD	161	CHF	136	1
JPMorgan Chase Bank	12/09/24	USD	173	CNY	1,215	2
JPMorgan Chase Bank	12/09/24	USD	195	KRW	258,581	3
JPMorgan Chase Bank	12/09/24	USD	337	NZD	540	7
JPMorgan Chase Bank	12/09/24	USD	344	CAD	464	—
JPMorgan Chase Bank	12/09/24	USD	413	AUD	602	5
JPMorgan Chase Bank	12/09/24	USD	423	MXN	8,269	(6)
JPMorgan Chase Bank	12/09/24	USD	744	SGD	964	10
JPMorgan Chase Bank	12/09/24	SEK	2,554	USD	252	(1)
JPMorgan Chase Bank	12/09/24	NOK	2,558	USD	244	1
JPMorgan Chase Bank	12/09/24	CAD	1,712	USD	1,274	4
JPMorgan Chase Bank	12/09/24	CAD	874	USD	644	(4)
JPMorgan Chase Bank	12/09/24	USD	4,644	GBP	3,518	73
JPMorgan Chase Bank	12/09/24	USD	43	NOK	451	—
JPMorgan Chase Bank	12/09/24	USD	5,333	NOK	55,840	(27)
JPMorgan Chase Bank	12/09/24	AUD	5,609	USD	3,815	(78)
JPMorgan Chase Bank	12/09/24	CHF	5,783	USD	6,923	13
JPMorgan Chase Bank	12/09/24	USD	10,771	SEK	109,320	53
JPMorgan Chase Bank	12/09/24	SGD	15,185	USD	11,733	(156)
JPMorgan Chase Bank	12/09/24	NZD	22,933	USD	14,409	(176)
JPMorgan Chase Bank	12/09/24	MXN	146,354	USD	7,255	(135)
JPMorgan Chase Bank	12/09/24	KRW	2,227,846	USD	1,676	(27)
JPMorgan Chase Bank	12/16/24	USD	246	PLN	950	1
JPMorgan Chase Bank	04/17/25	HKD	2,530	USD	326	(1)
JPMorgan Chase Bank	05/22/25	USD	88	CNY	613	1
JPMorgan Chase Bank	05/22/25	CNY	613	USD	87	(3)
Merrill Lynch	10/17/24	USD	3,140	JPY	499,954	365
Merrill Lynch	10/17/24	USD	3,906	EUR	3,500	3

SEI Institutional International Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Merrill Lynch	10/17/24	ZAR	5,888	USD	326	$(15)
Merrill Lynch	10/17/24	NOK	16,509	EUR	1,440	41
Merrill Lynch	10/17/24	CLP	212,811	USD	231	(6)
Merrill Lynch	10/17/24	JPY	1,053,106	USD	6,640	(743)
Midland Walwyn Capital Inc.	10/02/24	USD	26	HUF	9,100	—
Midland Walwyn Capital Inc.	10/02/24	PLN	95	USD	25	—
Midland Walwyn Capital Inc.	10/02/24	RON	119	USD	27	—
Midland Walwyn Capital Inc.	10/02/24	USD	25	MXN	500	—
Midland Walwyn Capital Inc.	10/02/24	USD	102	MXN	1,970	(2)
Midland Walwyn Capital Inc.	10/02/24	USD	180	EUR	162	1
Midland Walwyn Capital Inc.	10/02/24	EUR	224	USD	249	(1)
Midland Walwyn Capital Inc.	10/02/24	USD	253	AUD	378	9
Midland Walwyn Capital Inc.	10/02/24	USD	255	SEK	2,600	1
Midland Walwyn Capital Inc.	10/02/24	USD	85	NOK	900	1
Midland Walwyn Capital Inc.	10/02/24	USD	183	NOK	1,930	—
Midland Walwyn Capital Inc.	10/02/24	USD	170	JPY	24,400	1
Midland Walwyn Capital Inc.	10/02/24	USD	98	JPY	14,000	(1)
Midland Walwyn Capital Inc.	10/02/24	AUD	445	USD	300	(8)
Midland Walwyn Capital Inc.	10/02/24	USD	505	NZD	815	14
Midland Walwyn Capital Inc.	10/02/24	CAD	515	USD	380	(2)
Midland Walwyn Capital Inc.	10/02/24	NZD	548	USD	340	(8)
Midland Walwyn Capital Inc.	10/02/24	USD	650	MYR	2,819	34
Midland Walwyn Capital Inc.	10/02/24	CHF	180	USD	214	1
Midland Walwyn Capital Inc.	10/02/24	CHF	540	USD	636	(4)
Midland Walwyn Capital Inc.	10/02/24	USD	663	CHF	561	2
Midland Walwyn Capital Inc.	10/02/24	USD	214	CHF	180	(1)
Midland Walwyn Capital Inc.	10/02/24	USD	637	CAD	865	4
Midland Walwyn Capital Inc.	10/02/24	USD	719	CAD	970	(1)
Midland Walwyn Capital Inc.	10/02/24	MXN	1,640	USD	83	(1)
Midland Walwyn Capital Inc.	10/02/24	THB	1,720	USD	51	(3)
Midland Walwyn Capital Inc.	10/02/24	NOK	2,343	USD	223	—
Midland Walwyn Capital Inc.	10/02/24	SEK	8,937	USD	879	(2)
Midland Walwyn Capital Inc.	10/02/24	JPY	108,900	USD	768	7
Midland Walwyn Capital Inc.	10/02/24	JPY	18,200	USD	127	—
Midland Walwyn Capital Inc.	10/07/24	ILS	95	USD	25	—
Midland Walwyn Capital Inc.	10/07/24	USD	142	ILS	525	—
Midland Walwyn Capital Inc.	11/04/24	USD	50	THB	1,610	—
Midland Walwyn Capital Inc.	11/04/24	RON	119	USD	27	—
Midland Walwyn Capital Inc.	11/04/24	USD	139	NZD	220	1
Midland Walwyn Capital Inc.	11/04/24	USD	180	AUD	260	—
Midland Walwyn Capital Inc.	11/04/24	USD	187	CAD	253	—
Midland Walwyn Capital Inc.	11/04/24	USD	170	CAD	230	—
Midland Walwyn Capital Inc.	11/04/24	USD	495	EUR	443	—
Midland Walwyn Capital Inc.	11/04/24	USD	683	MYR	2,819	3
Midland Walwyn Capital Inc.	11/04/24	USD	812	NOK	8,555	1
Midland Walwyn Capital Inc.	11/04/24	ILS	525	USD	142	—
Midland Walwyn Capital Inc.	11/04/24	ILS	345	USD	93	—
Midland Walwyn Capital Inc.	11/04/24	NOK	2,343	USD	222	—
Midland Walwyn Capital Inc.	11/04/24	CAD	3,362	USD	2,488	(3)
Morgan Stanley	10/02/24	USD	11	JPY	1,500	—

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	10/02/24	USD	41	CHF	35	$—
Morgan Stanley	10/02/24	USD	76	HUF	27,000	—
Morgan Stanley	10/02/24	USD	84	ZAR	1,510	4
Morgan Stanley	10/02/24	USD	85	SGD	110	1
Morgan Stanley	10/02/24	USD	85	CAD	115	—
Morgan Stanley	10/02/24	USD	137	THB	4,590	6
Morgan Stanley	10/02/24	CHF	185	USD	219	—
Morgan Stanley	10/02/24	CAD	230	USD	171	1
Morgan Stanley	10/02/24	USD	85	NOK	920	2
Morgan Stanley	10/02/24	USD	169	NOK	1,780	(1)
Morgan Stanley	10/02/24	USD	533	RON	2,383	1
Morgan Stanley	10/02/24	USD	608	MXN	12,094	9
Morgan Stanley	10/02/24	USD	85	MXN	1,640	(1)
Morgan Stanley	10/02/24	AUD	755	USD	508	(16)
Morgan Stanley	10/02/24	CZK	760	USD	34	—
Morgan Stanley	10/02/24	USD	913	AUD	1,350	24
Morgan Stanley	10/02/24	USD	946	NZD	1,518	20
Morgan Stanley	10/02/24	USD	1,000	GBP	758	17
Morgan Stanley	10/02/24	SGD	1,862	USD	1,431	(21)
Morgan Stanley	10/02/24	USD	1,731	EUR	1,561	12
Morgan Stanley	10/02/24	USD	499	EUR	447	—
Morgan Stanley	10/02/24	NZD	4,720	USD	2,940	(63)
Morgan Stanley	10/02/24	ZAR	12,820	USD	721	(23)
Morgan Stanley	10/02/24	EUR	46,366	USD	51,747	—
Morgan Stanley	10/02/24	JPY	48,400	USD	344	6
Morgan Stanley	10/02/24	THB	55,534	USD	1,637	(89)
Morgan Stanley	10/02/24	MXN	88,725	USD	4,481	(45)
Morgan Stanley	10/17/24	USD	238	AUD	350	5
Morgan Stanley	10/17/24	USD	300	JPY	43,045	2
Morgan Stanley	10/17/24	USD	607	CLP	571,736	29
Morgan Stanley	10/17/24	GBP	800	USD	1,025	(48)
Morgan Stanley	10/17/24	USD	803	COP	3,423,893	16
Morgan Stanley	10/17/24	USD	1,946	MXN	36,783	(74)
Morgan Stanley	10/17/24	CAD	8,387	USD	6,172	(40)
Morgan Stanley	10/17/24	MXN	115,519	USD	6,418	541
Morgan Stanley	10/17/24	MXN	15,622	USD	786	(9)
Morgan Stanley	11/01/24	GBP	80	USD	107	—
Morgan Stanley	11/01/24	EUR	98	USD	110	—
Morgan Stanley	11/01/24	AUD	160	USD	110	(1)
Morgan Stanley	11/01/24	USD	441	JPY	63,400	4
Morgan Stanley	11/01/24	JPY	11,900	USD	83	—
Morgan Stanley	11/04/24	USD	55	SGD	70	—
Morgan Stanley	11/04/24	USD	82	NZD	130	1
Morgan Stanley	11/04/24	USD	89	PLN	340	—
Morgan Stanley	11/04/24	USD	533	RON	2,383	2
Morgan Stanley	11/04/24	USD	758	EUR	680	2
Morgan Stanley	11/04/24	CHF	1,396	USD	1,661	(1)
Morgan Stanley	11/04/24	PLN	2,778	USD	723	(1)
Morgan Stanley	11/04/24	ZAR	17,810	USD	1,034	4
Morgan Stanley	11/04/24	EUR	45,644	USD	50,892	(118)

SEI Institutional International Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	11/04/24	THB	59,334	USD	1,844	$(5)
Morgan Stanley	05/12/25	HKD	4,185	USD	540	(1)
National Bank of Australia	10/02/24	USD	709	JPY	99,000	(17)
NatWest Markets, Inc.	10/17/24	CHF	2,606	USD	2,933	(163)
NatWest Markets, Inc.	10/17/24	SEK	3,600	USD	345	(11)
NatWest Markets, Inc.	10/17/24	THB	6,416	USD	179	(20)
Nomura Securities International	10/02/24	CHF	135	USD	160	—
Nomura Securities International	10/17/24	USD	6,672	EUR	6,100	141
Nomura Securities International	10/17/24	ZAR	9,440	USD	523	(24)
RBC	10/02/24	USD	1	HUF	200	—
RBC	10/02/24	USD	25	HUF	8,700	—
RBC	10/02/24	USD	33	CZK	760	—
RBC	10/02/24	USD	85	CZK	1,910	—
RBC	10/02/24	USD	169	SEK	1,730	2
RBC	10/02/24	USD	170	GBP	129	3
RBC	10/02/24	GBP	414	USD	544	(11)
RBC	10/02/24	USD	339	CAD	460	2
RBC	10/02/24	USD	163	CAD	220	—
RBC	10/02/24	CAD	580	USD	427	(3)
RBC	10/02/24	EUR	638	USD	708	(4)
RBC	10/02/24	NOK	900	USD	85	—
RBC	10/02/24	USD	927	NZD	1,500	28
RBC	10/02/24	USD	1,011	AUD	1,500	30
RBC	10/02/24	NZD	1,370	USD	846	(25)
RBC	10/02/24	USD	1,157	EUR	1,043	7
RBC	10/02/24	USD	308	EUR	276	—
RBC	10/02/24	CZK	380	USD	17	—
RBC	10/02/24	CZK	1,150	USD	51	—
RBC	10/02/24	AUD	1,685	USD	1,138	(31)
RBC	10/02/24	CHF	140	USD	166	—
RBC	10/02/24	CHF	1,595	USD	1,884	(7)
RBC	10/02/24	USD	85	JPY	12,200	1
RBC	10/02/24	USD	2,379	JPY	337,800	(17)
RBC	10/02/24	USD	2,123	CHF	1,800	11
RBC	10/02/24	USD	345	CHF	290	(2)
RBC	10/02/24	JPY	258,248	USD	1,821	15
RBC	10/02/24	JPY	20,450	USD	142	(1)
RBC	11/01/24	USD	556	JPY	79,450	2
RBC	11/01/24	USD	293	JPY	41,700	—
RBC	11/01/24	JPY	59,400	USD	418	1
RBC	11/04/24	USD	16	HUF	5,800	—
RBC	11/04/24	USD	33	CZK	740	—
RBC	11/04/24	USD	167	CHF	140	—
RBC	11/04/24	USD	206	NZD	325	—
RBC	11/04/24	AUD	360	USD	249	(1)
RBC	11/04/24	EUR	184	USD	206	1
RBC	11/04/24	EUR	184	USD	206	—
RBC	11/04/24	USD	370	EUR	331	—
RBC	11/04/24	CHF	280	USD	334	1
RBC	11/04/24	CHF	465	USD	552	(2)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
RBS	11/01/24	USD	82	JPY	11,900	$1
SCB Securities	10/02/24	GBP	3	USD	4	—
SCB Securities	10/02/24	USD	18	CAD	25	—
SCB Securities	10/02/24	USD	34	MXN	680	—
SCB Securities	10/02/24	USD	77	AUD	115	3
SCB Securities	10/02/24	SGD	115	USD	88	(2)
SCB Securities	10/02/24	USD	212	EUR	190	—
SCB Securities	10/02/24	AUD	315	USD	214	(5)
SCB Securities	10/02/24	MYR	4,551	USD	1,050	(54)
SCB Securities	10/02/24	JPY	60,500	USD	423	—
SCB Securities	10/08/24	USD	85	CNY	605	1
SCB Securities	11/01/24	USD	205	JPY	29,700	3
SCB Securities	11/04/24	MYR	4,551	USD	1,104	(5)
SCB Securities	04/16/25	USD	327	HKD	2,535	1
SCB Securities	04/17/25	USD	326	HKD	2,530	—
SCB Securities	05/12/25	USD	1,082	HKD	8,390	1
SCB Securities	06/18/25	HKD	2,635	USD	340	—
Societe Generale	10/02/24	USD	213	CHF	180	—
Societe Generale	10/02/24	PLN	230	USD	59	(1)
Societe Generale	10/02/24	USD	251	NOK	2,680	4
Societe Generale	10/02/24	CAD	290	USD	213	(1)
Societe Generale	10/02/24	RON	545	USD	122	—
Societe Generale	10/02/24	CHF	180	USD	213	—
Societe Generale	10/02/24	CHF	430	USD	508	(2)
Societe Generale	10/02/24	USD	636	JPY	92,000	7
Societe Generale	10/02/24	USD	429	JPY	60,300	(7)
Societe Generale	10/02/24	USD	1,189	EUR	1,073	9
Societe Generale	10/02/24	EUR	1,989	USD	2,205	(15)
Societe Generale	10/02/24	NOK	1,770	USD	169	1
Societe Generale	10/02/24	NOK	1,840	USD	170	(4)
Societe Generale	10/02/24	JPY	35,900	USD	256	5
Societe Generale	10/08/24	USD	255	CNY	1,819	4
Societe Generale	11/04/24	USD	16	MXN	320	—
Societe Generale	11/04/24	USD	98	MXN	1,920	(1)
Societe Generale	11/04/24	USD	205	EUR	184	—
Societe Generale	11/04/24	RON	545	USD	122	—
Standard Chartered	10/17/24	USD	733	THB	25,960	75
Standard Chartered	10/17/24	ZAR	11,395	USD	645	(15)
State Street	10/02/24	USD	17	ZAR	300	1
State Street	10/02/24	USD	66	SEK	670	1
State Street	10/02/24	NZD	200	USD	125	(2)
State Street	10/02/24	USD	212	EUR	192	3
State Street	10/02/24	USD	213	GBP	162	4
State Street	10/02/24	USD	337	NZD	540	7
State Street	10/02/24	USD	368	HKD	2,870	1
State Street	10/02/24	USD	426	JPY	60,300	(4)
State Street	10/02/24	USD	438	AUD	645	10
State Street	10/02/24	USD	381	MXN	7,610	7
State Street	10/02/24	USD	82	MXN	1,590	(1)
State Street	10/02/24	USD	427	CAD	580	2

SEI Institutional International Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
State Street	10/02/24	USD	140	CAD	188	$(1)
State Street	10/02/24	EUR	683	USD	759	(3)
State Street	10/02/24	USD	763	CHF	645	2
State Street	10/02/24	CHF	290	USD	345	1
State Street	10/02/24	CHF	580	USD	684	(3)
State Street	10/02/24	NOK	900	USD	85	(1)
State Street	10/02/24	AUD	1,940	USD	1,311	(35)
State Street	10/02/24	CZK	3,840	USD	171	1
State Street	10/02/24	MXN	2,010	USD	104	2
State Street	10/02/24	MXN	4,120	USD	206	(4)
State Street	10/02/24	CAD	8,937	USD	6,642	26
State Street	10/02/24	CAD	60	USD	44	—
State Street	10/02/24	JPY	35,900	USD	256	5
State Street	10/02/24	JPY	38,550	USD	269	(1)
State Street	10/07/24	USD	32	ILS	120	—
State Street	10/08/24	CNY	2,552	USD	359	(5)
State Street	11/01/24	USD	165	JPY	23,700	2
State Street	11/01/24	JPY	23,900	USD	168	—
State Street	11/01/24	JPY	41,600	USD	293	1
State Street	11/04/24	USD	104	GBP	78	—
State Street	11/04/24	EUR	110	USD	123	—
State Street	11/04/24	USD	162	MXN	3,210	1
State Street	11/04/24	USD	81	MXN	1,600	—
State Street	11/04/24	NZD	385	USD	244	(1)
State Street	11/04/24	EUR	606	USD	677	—
State Street	11/04/24	CZK	1,470	USD	65	—
State Street	11/04/24	MXN	6,420	USD	325	(1)
TD Securities	10/02/24	USD	44	AUD	65	1
TD Securities	10/02/24	USD	51	MXN	1,010	1
TD Securities	10/02/24	USD	67	CZK	1,520	—
TD Securities	10/02/24	USD	84	PLN	325	—
TD Securities	10/02/24	USD	85	HUF	29,900	(1)
TD Securities	10/02/24	AUD	130	USD	87	(4)
TD Securities	10/02/24	NZD	140	USD	86	(3)
TD Securities	10/02/24	USD	213	CHF	180	1
TD Securities	10/02/24	USD	82	JPY	11,800	—
TD Securities	10/02/24	USD	210	JPY	29,800	(2)
TD Securities	10/02/24	USD	491	GBP	370	5
TD Securities	10/02/24	CAD	225	USD	167	—
TD Securities	10/02/24	CAD	290	USD	213	(2)
TD Securities	10/02/24	EUR	559	USD	622	(2)
TD Securities	10/02/24	GBP	979	USD	1,277	(36)
TD Securities	10/02/24	JPY	27,000	USD	193	4
TD Securities	10/17/24	USD	687	CLP	643,971	30
TD Securities	10/17/24	USD	788	MXN	14,439	(54)
TD Securities	10/17/24	USD	1,642	EUR	1,500	34
TD Securities	10/17/24	HUF	64,030	EUR	161	—
TD Securities	11/04/24	CAD	55	USD	41	—
TD Securities	11/04/24	NZD	255	USD	162	—
TD Securities	11/04/24	MXN	1,610	USD	82	—

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
UBS	10/02/24	USD	83	CAD	115	$2
UBS	10/02/24	USD	114	THB	3,810	5
UBS	10/02/24	NZD	135	USD	85	(1)
UBS	10/02/24	RON	163	USD	36	—
UBS	10/02/24	USD	168	NZD	270	4
UBS	10/02/24	CAD	225	USD	165	(1)
UBS	10/02/24	USD	242	MXN	4,860	6
UBS	10/02/24	USD	254	NOK	2,760	8
UBS	10/02/24	PLN	325	USD	85	—
UBS	10/02/24	GBP	350	USD	461	(8)
UBS	10/02/24	AUD	375	USD	254	(6)
UBS	10/02/24	USD	425	SEK	4,330	2
UBS	10/02/24	NOK	440	USD	42	—
UBS	10/02/24	USD	469	AUD	700	17
UBS	10/02/24	EUR	534	USD	593	(3)
UBS	10/02/24	CHF	70	USD	83	1
UBS	10/02/24	CHF	555	USD	630	(28)
UBS	10/02/24	USD	735	GBP	559	15
UBS	10/02/24	USD	512	JPY	73,700	3
UBS	10/02/24	USD	297	JPY	42,300	(2)
UBS	10/02/24	USD	1,657	EUR	1,492	8
UBS	10/02/24	USD	124	EUR	111	—
UBS	10/02/24	SEK	2,630	USD	255	(5)
UBS	10/02/24	THB	2,890	USD	86	(4)
UBS	10/02/24	MXN	11,500	USD	593	6
UBS	10/02/24	JPY	6,100	USD	43	1
UBS	10/02/24	JPY	72,950	USD	480	(30)
UBS	10/08/24	CNY	184,947	USD	26,011	(381)
UBS	10/17/24	USD	344	COP	1,470,616	8
UBS	10/17/24	USD	559	CLP	520,704	21
UBS	10/17/24	USD	857	THB	30,361	88
UBS	10/17/24	USD	865	CHF	735	8
UBS	10/17/24	USD	2,376	EUR	2,130	3
UBS	10/17/24	HUF	255,739	EUR	645	3
UBS	10/17/24	CLP	504,507	USD	551	(11)
UBS	10/17/24	IDR	1,453,768	USD	89	(7)
UBS	10/17/24	COP	1,527,482	USD	379	14
UBS	11/01/24	USD	210	JPY	29,896	—
UBS	11/01/24	JPY	4,383,687	USD	30,818	25
UBS	11/04/24	USD	25	THB	820	—
UBS	11/04/24	RON	163	USD	36	—
UBS	11/04/24	EUR	184	USD	205	—
UBS	11/04/24	USD	288	SEK	2,900	(1)
UBS	11/04/24	USD	399	MXN	7,834	(1)
UBS	11/04/24	SEK	16,852	USD	1,668	2
UBS	11/04/24	MXN	101,615	USD	5,170	13
UBS	05/12/25	HKD	4,205	USD	542	(1)
Wells Fargo	10/17/24	USD	151	CAD	203	(1)
Wells Fargo	10/17/24	USD	2,239	EUR	2,000	(5)
Wells Fargo	10/17/24	CLP	1,036,677	USD	1,130	(24)

SEI Institutional International Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Westpac Banking	10/02/24	AUD	125	USD	84	$(3)
Westpac Banking	10/02/24	NZD	270	USD	168	(4)
Westpac Banking	10/02/24	USD	338	NZD	550	12
Westpac Banking	10/02/24	USD	381	AUD	570	15
Westpac Banking	10/02/24	USD	628	EUR	567	4
Westpac Banking	11/04/24	AUD	120	USD	83	—
						$(5,884)

A list of the open centrally cleared swap agreements held by the Fund at September 30, 2024, is as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX IG S43 DEC-29	Buy	1.00%	Quarterly	12/20/2029	$3,863	$(86)	$(87)	$1
CDX IG S43 DEC-29	Buy	1.00%	Quarterly	12/20/2029	3,863	(86)	(87)	1
CDX IG S43 DEC-29	Buy	1.00%	Quarterly	12/20/2029	3,862	(86)	(87)	1
CDX IG S43 DEC-29	Buy	1.00%	Quarterly	12/20/2029	7,726	(172)	(174)	2
CDX IG S43 DEC-29	Buy	1.00%	Quarterly	12/20/2029	1,186	(26)	(27)	1
ITRAXX MAIN S42 DEC	Buy	1.00%	Quarterly	12/20/2029	8,500	(190)	(197)	7
ITRAXX XOVER S42 DE	Buy	5.00%	Quarterly	12/20/2029	3,600	(332)	(339)	7
						$(978)	$(998)	$20

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
China 7-Day Reverse Repo Rate	2.0125%	Quarterly	06/19/2029	CNY	98,000	$144	$–	$144
China 7-Day Reverse Repo Rate	2.007%	Quarterly	06/19/2029	CNY	130,000	186	–	186
China 7-Day Reverse Repo Rate	2.0088%	Quarterly	06/19/2029	CNY	3,700	5	–	5
1-DAY BRL - CETIP	11.605%	Annually	01/02/2026	BRL	37,922	(56)	–	(56)
1-DAY BRL - CETIP	11.4003%	Annually	01/04/2027	BRL	49,000	(173)	–	(173)
6.92%	3-MONTH ZAR - JIBAR	Quarterly	12/18/2026	ZAR	50,644	6	–	6
7.0165%	3-MONTH ZAR - JIBAR	Quarterly	12/18/2026	ZAR	39,356	1	–	1
6-MONTH NOK - LIBOR	3.498%	Semi-Annually	08/23/2029	NOK	62,900	(10)	–	(10)
2.115%	3-MONTH SEK - STIBOR	Annually	08/23/2029	SEK	40,700	(16)	–	(16)
2.2515%	CPI	Annually	09/19/2029	USD	5,503	25	–	25
2.25775%	CPI	Annually	09/19/2029	USD	1,286	5	–	5
2.275%	CPI	Annually	09/20/2029	USD	3,317	11	–	11
2.2935%	CPI	Annually	09/23/2029	USD	3,893	9	–	9
3.364%	USD-SOFR-COMPOUND	Annually	08/20/2054	USD	3,300	(26)	–	(26)
						$111	$–	$111

Percentages are based on Net Assets of $429,719 ($ Thousands).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2024, the value of these securities amounted to $55,292 ($ Thousands), representing 12.9% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.
(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts. The total market value of such securities as of September 30, 2024 was $1,274 ($ Thousands).

(D)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(E)	Perpetual security with no stated maturity date.
(F)	No interest rate available.
(G)	Zero coupon security.
(H)	Interest rate represents the security's effective yield at the time of purchase.

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

International Fixed Income Fund (Concluded)

The following is a summary of the level of inputs used as of September 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Global Bonds	–	396,795	–	396,795
U.S. Treasury Obligations	–	10,981	–	10,981
Mortgage-Backed Securities	–	7,115	–	7,115
Total Investments in Securities	–	414,891	–	414,891

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	356	–	–	356
Unrealized Depreciation	(915)	–	–	(915)
Forward Contracts*
Unrealized Appreciation	–	4,030	–	4,030
Unrealized Depreciation	–	(9,914)	–	(9,914)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	20	–	20
Interest Rate Swaps*
Unrealized Appreciation	–	392	–	392
Unrealized Depreciation	–	(281)	–	(281)
Total Other Financial Instruments	(559)	(5,753)	–	(6,312)

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Emerging Markets Debt Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 95.0%
Albania — 0.1%
Albania Government International Bond
3.500%, 11/23/2031	EUR	650	$685

Angola — 0.7%
Angolan Government International Bond
9.375%, 05/08/2048		$1,640	1,386
8.750%, 04/14/2032		2,465	2,209
8.750%, 04/14/2032 (A)		289	259
8.250%, 05/09/2028		735	698
Angolan Government International Bond MTN
8.000%, 11/26/2029		918	834
Republic of Angola Via Avenir Issuer II Ireland DAC
6.927%, 02/19/2027		1,771	1,717
			7,103

Argentina — 1.6%
Argentine Republic Government International Bond
5.000%, 01/09/2038 (B)		4,250	2,216
4.125%, 07/09/2035 (B)		3,371	1,618
4.125%, 07/09/2046 (B)		3,780	1,905
3.875%, 07/09/2035 (B)	EUR	2,500	1,217
3.500%, 07/09/2041 (B)		$5,246	2,388
1.000%, 07/09/2029		1,368	894
0.750%, 07/09/2030 (B)		6,667	4,034
0.500%, 07/09/2029	EUR	13	9
0.125%, 07/09/2030		521	332
Provincia de Buenos Aires MTN
6.625%, 09/01/2037 (B)		$4,474	2,125
Provincia de Cordoba
6.875%, 12/10/2025 (A)(B)		270	263
YPF
9.500%, 01/17/2031 (A)		548	578
			17,579

Armenia — 0.1%
Republic of Armenia International Bond
3.950%, 09/26/2029		200	179
3.600%, 02/02/2031		1,502	1,278
			1,457

Australia — 0.0%
AngloGold Ashanti Holdings
3.750%, 10/01/2030		229	212

Azerbaijan — 0.6%
Republic of Azerbaijan International Bond
3.500%, 09/01/2032		1,114	1,000
Southern Gas Corridor CJSC
6.875%, 03/24/2026		3,095	3,166

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		$1,840	$1,956
			6,122

Bahamas — 0.3%
Bahamas Government International Bond
9.000%, 06/16/2029		1,000	1,032
8.950%, 10/15/2032		1,370	1,395
6.000%, 11/21/2028		1,040	975
			3,402

Bahrain — 1.0%
Bahrain Government International Bond
6.750%, 09/20/2029		810	850
6.000%, 09/19/2044		530	469
5.450%, 09/16/2032		1,177	1,133
Bahrain Government International Bond MTN
6.250%, 01/25/2051		4,450	3,932
Bapco Energies BSCC
8.375%, 11/07/2028 (A)		560	610
8.375%, 11/07/2028		200	218
CBB International Sukuk Programme WLL
3.950%, 09/16/2027		3,483	3,375
			10,587

Barbados — 0.1%
Barbados Government International Bond
6.500%, 10/01/2029		800	766

Benin — 0.1%
Benin Government International Bond
7.960%, 02/13/2038 (A)		200	198
6.875%, 01/19/2052	EUR	458	427
4.950%, 01/22/2035		589	550
4.875%, 01/19/2032		102	102
			1,277

Bermuda — 0.1%
Bermuda Government International Bond
5.000%, 07/15/2032		$409	414
4.750%, 02/15/2029		954	956
2.375%, 08/20/2030		221	195
			1,565

Bolivia — 0.1%
Bolivian Government Bond
4.500%, 03/20/2028		1,002	565

Brazil — 3.7%
Braskem Netherlands Finance BV
8.500%, 01/12/2031		210	223
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		716	717
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 05/15/2035	BRL	364	279

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.000%, 05/15/2045	BRL	103	$78
6.000%, 08/15/2050		519	390
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2027		34,077	5,988
10.000%, 01/01/2029		49,975	8,505
10.000%, 01/01/2031		24,636	4,072
10.000%, 01/01/2033		39,611	6,449
10.000%, 01/01/2035		509	814
Brazilian Government International Bond
7.125%, 05/13/2054		$2,688	2,781
6.250%, 03/18/2031		566	591
6.125%, 01/22/2032		1,664	1,710
6.000%, 10/20/2033		627	635
5.625%, 02/21/2047		267	235
4.750%, 01/14/2050		1,005	768
Centrais Eletricas Brasileiras
4.625%, 02/04/2030 (A)		226	215
CSN Resources (A)
8.875%, 12/05/2030		407	413
4.625%, 06/10/2031		416	338
MC Brazil Downstream Trading SARL
7.250%, 06/30/2031 (A)		831	711
7.250%, 06/30/2031		328	280
MV24 Capital BV
6.748%, 06/01/2034		1,182	1,156
6.748%, 06/01/2034 (A)		327	320
Oceanica Lux
13.000%, 10/02/2029 (A)		295	291
Petrobras Global Finance BV
6.000%, 01/13/2035		1,236	1,224
Samarco Mineracao SA
9.000%cash/0% PIK, 06/30/2031	BRL	421	395
Suzano Austria GmbH
5.000%, 01/15/2030		$284	284
Yinson Boronia Production BV
8.947%, 07/31/2042 (A)		650	693
			40,555

Bulgaria — 0.0%
Bulgaria Government International Bond
5.000%, 03/05/2037		256	256

Cameroon — 0.1%
Republic of Cameroon International Bond
5.950%, 07/07/2032	EUR	1,430	1,292

Cayman Islands — 0.1%
Neon Capital MTN
0.000%, 01/06/2028 (C)(D)	JPY	142,961	932

Chile — 1.6%
Alfa Desarrollo SpA
4.550%, 09/27/2051 (A)		$225	178

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Antofagasta
6.250%, 05/02/2034 (A)		$200	$213
Banco de Credito e Inversiones
3.500%, 10/12/2027 (A)		256	249
Banco del Estado de Chile
7.950%, H15T5Y + 3.228% (A)(C)(E)		200	215
Bonos de la Tesoreria de la Republica
3.400%, 10/01/2039 (A)	CLP	1,289,350	1,730
1.900%, 09/01/2030		433,908	479
Bonos de la Tesoreria de la Republica en pesos
7.000%, 05/01/2034 (A)		345,000	439
6.000%, 04/01/2033 (A)		610,000	719
5.000%, 03/01/2035		275,000	305
4.700%, 09/01/2030 (A)		820,000	890
4.500%, 03/01/2026		330,000	365
2.800%, 10/01/2033 (A)		365,000	339
Cencosud
4.375%, 07/17/2027 (A)		$299	296
Chile Electricity Lux MPC Sarl
6.010%, 01/20/2033 (A)		700	725
Chile Government International Bond
5.330%, 01/05/2054		475	480
4.850%, 01/22/2029		3,187	3,253
3.250%, 09/21/2071		379	253
3.100%, 05/07/2041		1,176	917
Corp Nacional del Cobre de Chile
6.440%, 01/26/2036 (A)		402	438
6.300%, 09/08/2053 (A)		206	218
5.950%, 01/08/2034		1,990	2,094
5.950%, 01/08/2034 (A)		364	383
5.125%, 02/02/2033 (A)		282	281
3.750%, 01/15/2031 (A)		234	218
Empresa de los Ferrocarriles del Estado
3.830%, 09/14/2061		350	250
3.068%, 08/18/2050		250	161
Empresa Nacional del Petroleo
6.150%, 05/10/2033		1,050	1,116
6.150%, 05/10/2033 (A)		200	212
5.950%, 07/30/2034 (A)		257	270
4.500%, 09/14/2047		200	164
			17,850

China — 2.1%
China Government Bond
3.810%, 09/14/2050	CNY	1,000	181
3.720%, 04/12/2051		2,400	432
3.530%, 10/18/2051		5,980	1,044
3.270%, 11/19/2030		3,100	476
3.190%, 04/15/2053		4,200	702
3.120%, 10/25/2052		6,650	1,092
3.000%, 10/15/2053		22,360	3,633
2.880%, 02/25/2033		27,660	4,165
2.800%, 03/25/2030		3,100	462

SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.670%, 05/25/2033	CNY	11,400	$1,689
2.600%, 09/15/2030		6,000	882
2.600%, 09/01/2032		3,000	441
2.520%, 08/25/2033		1,500	220
2.470%, 07/25/2054		830	121
2.270%, 05/25/2034		3,800	546
2.120%, 06/25/2031		2,300	329
2.050%, 04/15/2029		13,150	1,889
China Government International Bond
1.950%, 12/03/2024		$2,531	2,521
1.250%, 10/26/2026 (A)		559	532
0.550%, 10/21/2025		626	604
Meituan
3.050%, 10/28/2030		204	185
Shimao Group Holdings
5.600%, 07/15/2026 (F)		1,949	91
5.200%, 01/30/2025 (F)		1,406	67
			22,304

Colombia — 4.8%
AL Candelaria -spain
5.750%, 06/15/2033 (A)		780	639
5.750%, 06/15/2033		400	327
Bancolombia
8.625%, H15T5Y + 4.320%, 12/24/2034 (C)		377	405
Colombia Government International Bond
9.850% 06/28/2027	COP	5,060,000	1,187
8.750%, 11/14/2053		$2,206	2,416
8.000%, 04/20/2033		819	879
8.000%, 11/14/2035		2,504	2,669
7.500%, 02/02/2034		1,542	1,599
6.125%, 01/18/2041		2,116	1,862
5.625%, 02/26/2044		2,032	1,635
5.000%, 06/15/2045		5,133	3,777
4.125%, 02/22/2042		2,216	1,525
Colombian TES
13.250%, 02/09/2033	COP	5,316,000	1,508
9.250%, 05/28/2042		22,852,600	4,806
7.750% 09/18/2030		8,036,600	1,785
7.500% 08/26/2026		9,577,000	2,266
7.250%, 10/18/2034		26,665,300	5,268
7.250%, 10/26/2050		11,686,700	1,928
7.000%, 03/26/2031		7,758,800	1,638
7.000%, 03/26/2031		1,211,900	257
7.000%, 06/30/2032		12,266,900	2,508
6.250%, 07/09/2036		4,494,700	786
6.000% 04/28/2028		22,857,100	4,974
5.750%, 11/03/2027		12,512,800	2,759
Ecopetrol
8.875%, 01/13/2033		$357	383
6.875%, 04/29/2030		272	272
5.875%, 11/02/2051		1,210	879

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Empresas Publicas de Medellin ESP
8.375%, 11/08/2027 (A)	COP	1,853,000	$401
EnfraGen Energia Sur
5.375%, 12/30/2030		$400	345
Grupo Aval
4.375%, 02/04/2030 (A)		600	534
PA Autopista Rio Magdalena
6.050%, 06/15/2036	COP	2,298,921	454
			52,671

Costa Rica — 0.6%
Costa Rica Government International Bond
10.580%, 09/26/2029 (A)	CRC	81,200	186
7.300%, 11/13/2054 (A)		$2,055	2,268
7.158%, 03/12/2045		1,000	1,084
6.550%, 04/03/2034 (A)		744	791
6.550%, 04/03/2034		1,943	2,065
Instituto Costarricense de Electricidad
6.375%, 05/15/2043		400	373
			6,767

Czechia — 2.3%
Czech Republic Government Bond
6.200%, 06/16/2031	CZK	12,770	658
5.750%, 03/29/2029		44,770	2,171
5.500%, 12/12/2028		21,090	1,012
5.000%, 09/30/2030		19,660	943
4.900%, 04/14/2034		100,350	4,840
4.500%, 11/11/2032		28,270	1,328
4.200% 12/04/2036		7,740	354
3.500%, 05/30/2035		18,690	806
3.000%, 03/03/2033		72,840	3,066
2.750%, 07/23/2029		14,800	637
2.000%, 10/13/2033		69,240	2,668
1.950%, 07/30/2037		5,510	195
1.750%, 06/23/2032		18,680	727
1.500%, 04/24/2040		6,150	194
1.200%, 03/13/2031		61,380	2,362
0.950%, 05/15/2030		5,750	222
0.250%, 02/10/2027		44,470	1,829
0.050%, 11/29/2029		18,530	692
			24,704

Dominican Republic — 2.1%
Dominican Republic Central Bank Notes
13.000%, 12/05/2025 (A)	DOP	236,870	4,010
10.500%, 01/17/2025		126,870	2,100
Dominican Republic International Bond
13.625%, 02/03/2033 (A)		8,000	161
11.250%, 09/15/2035 (A)		30,550	555
10.750%, 06/01/2036 (A)		107,300	1,901
9.750%, 06/05/2026		19,150	318
7.050%, 02/03/2031 (A)		$759	816
7.050%, 02/03/2031		4,359	4,690
6.850%, 01/27/2045		2,386	2,541

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.600%, 06/01/2036		$178	$189
6.500%, 02/15/2048		296	304
6.000%, 02/22/2033		457	467
5.875%, 01/30/2060		2,512	2,351
5.300%, 01/21/2041		2,600	2,389
4.875%, 09/23/2032		480	456
			23,248

Ecuador — 1.1%
Ecuador Government International Bond
6.900%, 07/31/2030 (A)(B)		2,028	1,473
6.900%, 07/31/2030 (B)		3,862	2,804
5.500%, 07/31/2035 (A)(B)		2,104	1,193
5.500%, 07/31/2035 (B)		7,201	4,082
5.000%, 07/31/2040 (B)		1,421	731
5.000%, 07/31/2040 (A)(B)		1,165	599
0.000%, 07/31/2030 (G)		1,030	573
0.000%, 07/31/2030 (A)(G)		690	384
			11,839

Egypt — 2.5%
Egypt Government Bond
25.318%, 08/13/2027	EGP	218,529	4,428
14.664%, 10/06/2030		4,750	68
Egypt Government International Bond
8.875%, 05/29/2050		$4,170	3,444
8.700%, 03/01/2049		4,700	3,841
8.700%, 03/01/2049 (A)		389	318
8.500%, 01/31/2047		4,212	3,395
Egypt Government International Bond MTN
7.300%, 09/30/2033		3,502	2,974
6.375%, 04/11/2031	EUR	2,120	1,981
5.625%, 04/16/2030		432	403
Egypt Treasury Bills
0.000%, 12/10/2024 (G)	EGP	31,725	622
0.000%, 12/31/2024 (G)		6,275	121
0.000%, 03/04/2025 (G)		96,800	1,786
0.000%, 03/18/2025 (G)		182,500	3,330
			26,711

El Salvador — 0.6%
El Salvador Government International Bond
9.500%, 07/15/2052		$3,286	3,061
9.250%, 04/17/2030 (A)		468	465
9.250%, 04/17/2030		150	149
8.250%, 04/10/2032		627	582
7.650%, 06/15/2035		819	706
7.125%, 01/20/2050		2,232	1,690
6.375%, 01/18/2027		150	144
0.250%, 04/17/2030 (A)		295	6
			6,803

Ethiopia — 0.1%
Ethiopia International Bond
6.625%, 12/11/2024 (F)		1,380	1,065

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.625%, 12/11/2024 (A)(F)		$393	$304
			1,369

Gabon — 0.1%
Gabon Government International Bond
7.000%, 11/24/2031		1,250	967
7.000%, 11/24/2031 (A)		200	154
6.950%, 06/16/2025		200	188
			1,309

Ghana — 1.1%
Ghana Government International Bond
10.750%, 10/14/2030 (A)		1,055	724
10.750%, 10/14/2030		3,904	2,680
8.950%, 03/26/2051 (F)		2,095	1,115
8.875%, 05/07/2042 (F)		1,691	889
8.750%, 03/11/2061 (F)		693	370
8.627%, 06/16/2049 (F)		789	411
8.625%, 04/07/2034 (F)		3,500	1,847
7.875%, 02/11/2035 (F)		1,131	597
7.750%, 04/07/2029 (F)		450	236
7.625%, 05/16/2029 (F)		1,289	672
6.375%, 02/11/2027		1,191	619
Republic of Ghana Government Bonds
10.000%, 02/02/2038	GHS	531	13
9.850%, 02/03/2037		527	13
9.700%, 02/05/2036		526	13
9.550%, 02/06/2035		525	13
9.400%, 02/07/2034		524	14
9.250%, 02/08/2033		2,254	60
9.100%, 02/10/2032		2,250	63
8.950%, 02/11/2031		7,496	222
8.800%, 02/12/2030		10,356	330
8.650%, 02/13/2029		14,689	515
8.500%, 02/15/2028		3,869	151
8.350%, 02/16/2027		7,830	346
			11,913

Guatemala — 0.6%
CT Trust
5.125%, 02/03/2032 (A)		$214	196
Guatemala Government Bond
6.600%, 06/13/2036 (A)		339	356
6.600%, 06/13/2036		3,306	3,472
6.550%, 02/06/2037		200	208
6.550%, 02/06/2037 (A)		200	208
6.125%, 06/01/2050		2,015	1,925
6.050%, 08/06/2031		200	205
5.250%, 08/10/2029		230	227
3.700%, 10/07/2033		200	171
			6,968

Honduras — 0.1%
Honduras Government International Bond
6.250%, 01/19/2027		176	170

SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.625%, 06/24/2030		$1,131	$1,000
			1,170

Hong Kong — 0.0%
NWD MTN
4.125%, 07/18/2029		355	268

Hungary — 2.7%
Hungary Government Bond
7.000%, 10/24/2035	HUF	499,910	1,492
6.750% 10/22/2028		1,506,050	4,394
4.750%, 11/24/2032		1,874,010	4,836
4.500%, 03/23/2028		348,540	943
4.500%, 05/27/2032		164,700	421
3.250%, 10/22/2031		243,940	584
3.000%, 10/27/2027		196,970	513
3.000%, 08/21/2030		316,990	770
3.000%, 10/27/2038		707,840	1,382
3.000%, 04/25/2041		543,310	998
2.250%, 04/20/2033		432,020	915
2.000%, 05/23/2029		737,340	1,766
Hungary Government International Bond
6.125%, 05/22/2028 (A)		$840	876
6.125%, 05/22/2028		2,451	2,555
5.500%, 03/26/2036 (A)		2,638	2,657
5.500%, 03/26/2036		440	443
3.125%, 09/21/2051		2,523	1,682
3.125%, 09/21/2051 (A)		299	199
2.125%, 09/22/2031 (A)		1,475	1,222
Magyar Export-Import Bank Zrt
6.000%, 05/16/2029	EUR	279	334
			28,982

India — 1.3%
Adani Green Energy UP
6.700%, 03/12/2042		$700	682
6.700%, 03/12/2042 (A)		300	293
Adani Renewable Energy RJ MTN
4.625%, 10/15/2039		647	554
Export-Import Bank of India MTN
3.250%, 01/15/2030		660	621
2.250%, 01/13/2031		615	535
Greenko Power II
4.300%, 12/13/2028		434	408
India Government Bond
7.300%, 06/19/2053	INR	127,590	1,598
7.260%, 08/22/2032		20	–
7.180%, 08/14/2033		323,680	3,967
7.180%, 07/24/2037		51,690	637
7.100%, 04/08/2034		319,900	3,910
Power Finance MTN
3.950%, 04/23/2030 (A)		$361	346
Reliance Industries
2.875%, 01/12/2032 (A)		550	486

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Vedanta Resources Finance II
13.875%, 12/09/2028		$218	$219
			14,256

Indonesia — 6.4%
Indonesia Asahan Aluminium (A)
5.800%, 05/15/2050		1,165	1,163
4.750%, 05/15/2025		240	239
Indonesia Government International Bond
5.650%, 01/11/2053		1,925	2,087
4.850%, 01/11/2033		1,100	1,122
4.650%, 09/20/2032		200	201
4.550%, 01/11/2028		1,995	2,021
4.400%, 03/10/2029		544	549
3.650%, 09/10/2032	EUR	327	366
3.550%, 03/31/2032		1,933	1,819
2.850%, 02/14/2030		2,218	2,066
1.400%, 10/30/2031	EUR	441	427
Indonesia Treasury Bond
9.000% 03/15/2029	IDR	31,550,000	2,307
8.750% 05/15/2031		13,902,000	1,029
8.375% 03/15/2034		19,797,000	1,477
8.375%, 04/15/2039		25,680,000	1,948
8.250%, 05/15/2029		40,785,000	2,907
8.250% 06/15/2032		11,041,000	806
8.250% 05/15/2036		33,375,000	2,497
7.500%, 08/15/2032		14,342,000	1,004
7.500%, 06/15/2035		4,762,000	337
7.500%, 05/15/2038		4,149,000	293
7.500%, 04/15/2040		22,800,000	1,612
7.125%, 06/15/2038		93,234,000	6,397
7.125%, 06/15/2042		6,950,000	477
7.125%, 06/15/2043		15,504,000	1,059
7.000%, 09/15/2030		27,714,000	1,890
7.000%, 02/15/2033		61,719,000	4,216
6.875%, 04/15/2029		49,789,000	3,377
6.875%, 08/15/2051		30,747,000	2,035
6.750%, 07/15/2035		42,230,000	2,845
6.625%, 02/15/2034		73,517,000	4,909
6.500%, 06/15/2025		8,211,000	544
6.500%, 02/15/2031		48,565,000	3,229
6.375%, 08/15/2028		49,933,000	3,313
6.375%, 04/15/2032		19,766,000	1,299
6.375%, 07/15/2037		1,500,000	97
5.500%, 04/15/2026		986,000	64
5.125%, 04/15/2027		18,428,000	1,186
LLPL Capital Pte
6.875%, 02/04/2039		227	234
Medco Bell Pte
6.375%, 01/30/2027 (A)		259	258
Minejesa Capital BV
5.625%, 08/10/2037 (A)		995	957
5.625%, 08/10/2037		500	481

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Perusahaan Perseroan Persero Perusahaan Listrik Negara
1.875%, 11/05/2031 (A)	EUR	891	$851
1.875%, 11/05/2031		250	239
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
6.150%, 05/21/2048		$740	777
6.150%, 05/21/2048 (A)		657	689
4.375%, 02/05/2050 (A)		265	220
			69,920

Iraq — 0.1%
Iraq International Bond
5.800%, 01/15/2028		1,109	1,076

Israel — 0.4%
Israel Electric
8.100%, 12/15/2096		1,400	1,625
Israel Government International Bond
5.750%, 03/12/2054		702	668
5.500%, 03/12/2034		641	642
4.500%, 04/03/2120		1,200	882
Leviathan Bond
6.750%, 06/30/2030 (A)		394	359
			4,176

Ivory Coast — 0.7%
Ivory Coast Government International Bond
8.250%, 01/30/2037 (A)		1,132	1,164
6.875%, 10/17/2040	EUR	3,789	3,732
6.625%, 03/22/2048		1,679	1,541
6.625%, 03/22/2048		627	576
5.250%, 03/22/2030		553	588
4.875%, 01/30/2032		370	364
			7,965

Jamaica — 0.4%
Jamaica Government International Bond
9.625%, 11/03/2030	JMD	400,000	2,706
Kingston Airport Revenue Finance
6.750%, 12/15/2036 (A)		$975	1,011
TransJamaican Highway Ltd
5.750%, 10/10/2036	JMD	580	533
			4,250

Jordan — 0.4%
Jordan Government International Bond
7.500%, 01/13/2029 (A)		$1,221	1,240
7.500%, 01/13/2029		355	361
7.375%, 10/10/2047		3,050	2,815
			4,416

Kazakhstan — 0.6%
Development Bank of Kazakhstan JSC
5.500%, 04/15/2027 (A)		398	402

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Kazakhstan Government International Bond MTN
5.125%, 07/21/2025		$608	$608
KazMunayGas National JSC
6.375%, 10/24/2048 (A)		1,020	1,013
6.375%, 10/24/2048		700	696
5.750%, 04/19/2047 (A)		1,802	1,663
5.750%, 04/19/2047		63	58
5.375%, 04/24/2030 (A)		400	403
KazMunayGas National JSC MTN
5.375%, 04/24/2030		200	202
QazaqGaz NC JSC
4.375%, 09/26/2027		726	707
Tengizchevroil Finance International
3.250%, 08/15/2030 (A)		450	391
			6,143

Kenya — 0.3%
Republic of Kenya Government International Bond
9.750%, 02/16/2031 (A)		1,484	1,500
8.250%, 02/28/2048		2,501	2,122
			3,622

Kuwait — 0.1%
NBK Tier 1 Financing 2
4.500%, CMTUSD6Y + 2.832% (A)(C)(E)		513	504

Latvia — 0.1%
Latvia Government International Bond MTN
5.125%, 07/30/2034 (A)		906	938

Lebanon — 0.2%
Lebanon Government International Bond
8.250%, 05/17/2034 (F)		4,412	342
Lebanon Government International Bond MTN
8.250%, 12/31/2023 (F)		4,494	351
7.000%, 03/20/2028 (F)		2,048	159
6.850%, 05/25/2029 (F)		387	30
6.650%, 11/03/2028 (F)		1,735	135
6.650%, 02/26/2030 (F)		300	23
6.600%, 11/27/2026 (F)		1,613	125
6.400%, 05/26/2023 (F)		2,649	205
6.375%, 12/31/2023 (F)		4,989	387
6.150%, 12/31/2023 (F)		2,616	202
6.100%, 10/04/2022 (F)		3,511	272
5.800%, 04/14/2023 (F)		2,787	218
			2,449

Macedonia — 0.1%
North Macedonia Government Bond
1.625%, 03/10/2028	EUR	1,250	1,249

SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Malaysia — 5.6%
Khazanah Global Sukuk MTN
4.687%, 06/01/2028		$349	$353
Malaysia Government Bond
5.248% 09/15/2028	MYR	3,617	934
4.935% 09/30/2043		1,700	461
4.893%, 06/08/2038		17,208	4,605
4.762%, 04/07/2037		1,000	263
4.696%, 10/15/2042		12,169	3,205
4.642%, 11/07/2033		28,174	7,288
4.504%, 04/30/2029		4,500	1,137
4.498% 04/15/2030		9,992	2,533
4.457%, 03/31/2053		4,233	1,069
4.254%, 05/31/2035		6,084	1,534
4.065%, 06/15/2050		10,317	2,470
4.054%, 04/18/2039		4,639	1,144
3.955% 09/15/2025		11,949	2,918
3.906%, 07/15/2026		5,280	1,294
3.900%, 11/30/2026		3,285	807
3.885%, 08/15/2029		12,349	3,045
3.882%, 03/14/2025		6,763	1,645
3.828%, 07/05/2034		35,107	8,578
3.757%, 05/22/2040		11,660	2,759
3.733%, 06/15/2028		10,405	2,547
3.582%, 07/15/2032		7,834	1,881
3.519%, 04/20/2028		1,800	437
3.502% 05/31/2027		6,746	1,642
2.632%, 04/15/2031		11,788	2,682
Malaysia Government Investment Issue
4.369%, 10/31/2028		1,200	301
4.119%, 11/30/2034		1,248	312
Petronas Capital MTN
3.404%, 04/28/2061		$1,519	1,106
2.480%, 01/28/2032		2,612	2,276
			61,226

Mexico — 7.5%
America Movil
7.125%, 12/09/2024	MXN	18,110	916
Cemex (E)
9.125%, H15T5Y + 5.157% (A)(C)		$326	355
9.125%, H15T5Y + 5.157% (C)		250	273
5.125%, H15T5Y + 4.534% (A)(C)		200	197
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	39,785	1,950
6.450%, 01/24/2035 (A)		$1,866	1,859
6.264%, 02/15/2052 (A)		263	241
4.688%, 05/15/2029 (A)		638	619
3.875%, 07/26/2033		300	253
3.348%, 02/09/2031 (A)		391	338
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple
7.250%, 01/31/2041 (A)		1,408	1,468

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Mexican Bonos
8.500%, 03/01/2029	MXN	7,368	$367
8.000%, 05/24/2035		10,700	495
8.000%, 11/07/2047		63,268	2,723
8.000%, 07/31/2053		44,710	1,905
7.750% 11/13/2042		138,957	5,907
7.500% 06/03/2027		152,293	7,473
7.500%, 05/26/2033		62,987	2,874
7.000%, 09/03/2026		5,728	280
5.750%, 03/05/2026		28,051	1,359
5.500%, 03/04/2027		24,750	1,164
Mexican Bonos, Ser M20
10.000% 12/05/2024		49,423	2,518
8.500% 05/31/2029		32,973	1,641
7.750% 05/29/2031		243,974	11,566
Mexican Bonos, Ser M30
8.500% 11/18/2038		149,033	7,006
Mexico City Airport Trust
5.500%, 07/31/2047 (A)		$505	436
Mexico Government International Bond
4.600%, 01/23/2046		1,699	1,383
3.500%, 02/12/2034		720	613
Mexico Government International Bond MTN
5.750%, 10/12/2110		1,166	1,011
5.625%, 03/19/2114	GBP	5,000	5,005
Minera Mexico
4.500%, 01/26/2050 (A)		$418	343
Petroleos Mexicanos
7.690%, 01/23/2050		7,797	6,091
6.950%, 01/28/2060		308	221
6.625%, 06/15/2035		1,550	1,266
6.350%, 02/12/2048		678	469
6.350%, 02/12/2048 (A)		130	90
5.950%, 01/28/2031		1,750	1,515
Petroleos Mexicanos MTN
6.750%, 09/21/2047		6,095	4,367
Poinsettia Finance
6.625%, 06/17/2031		3,390	3,025
			81,582

Mongolia — 0.3%
Development Bank of Mongolia LLC
11.000%, 03/07/2026		700	724
Mongolia Government International Bond
8.650%, 01/19/2028 (A)		1,499	1,601
8.650%, 01/19/2028		208	222
7.875%, 06/05/2029 (A)		331	350
			2,897

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Montenegro — 0.0%
Montenegro Government International Bond
7.250%, 03/12/2031 (A)		$300	$314

Morocco — 0.2%
Morocco Government International Bond
6.500%, 09/08/2033 (A)		740	802
6.500%, 09/08/2033		200	217
3.000%, 12/15/2032		315	270
OCP SA
7.500%, 05/02/2054 (A)		1,254	1,365
			2,654

Mozambique — 0.1%
Mozambique International Bond
9.000%, 09/15/2031 (A)(B)		1,073	927
9.000%, 09/15/2031 (B)		200	173
			1,100

Nigeria — 1.2%
Nigeria Government International Bond
9.248%, 01/21/2049		371	336
8.747%, 01/21/2031		856	823
7.875%, 02/16/2032		923	831
7.696%, 02/23/2038		827	674
Nigeria Government International Bond MTN
8.375%, 03/24/2029		346	335
8.250%, 09/28/2051		1,990	1,587
7.375%, 09/28/2033		3,890	3,306
6.500%, 11/28/2027 (A)		287	269
Nigeria OMO Bill
0.000%, 05/20/2025 (G)	NGN	5,609,447	2,849
0.000%, 05/27/2025 (G)		1,794,709	906
Nigeria Treasury Bill
0.000%, 03/06/2025 (G)		291,180	157
0.000%, 03/27/2025 (G)		1,750,135	925
			12,998

Oman — 1.1%
EDO Sukuk
5.662%, 07/03/2031 (A)		$978	1,007
Oman Government International Bond
7.000%, 01/25/2051		455	508
6.750%, 10/28/2027		4,192	4,426
6.750%, 01/17/2048		4,414	4,778
6.500%, 03/08/2047 (A)		611	644
6.500%, 03/08/2047		281	296
			11,659

Pakistan — 0.3%
Pakistan Government International Bond
6.875%, 12/05/2027		728	661

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Pakistan Government International Bond MTN
8.875%, 04/08/2051		$2,057	$1,647
6.000%, 04/08/2026		643	602
			2,910

Panama — 1.3%
Aeropuerto Internacional de Tocumen
5.125%, 08/11/2061 (A)		311	246
Banco Nacional de Panama
2.500%, 08/11/2030 (A)		228	189
Empresa de Transmision Electrica
5.125%, 05/02/2049 (A)		635	499
Panama Bonos del Tesoro
3.362%, 06/30/2031		1,900	1,551
Panama Government International Bond
9.375%, 04/01/2029		350	406
8.125%, 04/28/2034		478	512
7.500%, 03/01/2031		213	233
6.700%, 01/26/2036		150	156
6.400%, 02/14/2035		1,102	1,124
4.500%, 04/16/2050		4,838	3,550
4.500%, 04/01/2056		3,502	2,516
4.500%, 01/19/2063		1,077	751
2.252%, 09/29/2032		2,412	1,863
Telecomunicaciones Digitales
4.500%, 01/30/2030 (A)		208	190
			13,786

Papua New Guinea — 0.0%
Papua New Guinea Government International Bond
8.375%, 10/04/2028		282	275

Paraguay — 0.6%
Paraguay Government International Bond
7.900%, 02/09/2031 (A)	PYG	15,101,000	1,972
7.900%, 02/09/2031		11,374,000	1,485
6.100%, 08/11/2044		$250	256
5.850%, 08/21/2033 (A)		1,366	1,423
5.600%, 03/13/2048		413	395
5.400%, 03/30/2050		571	532
4.950%, 04/28/2031		200	199
3.849%, 06/28/2033		270	247
			6,509

Peru — 3.5%
Atlantica Transmision Sur
6.875%, 04/30/2043 (A)		250	269
Kallpa Generacion
4.125%, 08/16/2027 (A)		403	396
Peru Government Bond
7.600%, 08/12/2039 (A)	PEN	11,894	3,481
7.300%, 08/12/2033 (A)		6,404	1,857
6.150%, 08/12/2032		12,063	3,287

SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.940%, 02/12/2029	PEN	8,478	$2,357
5.400%, 08/12/2034		15,214	3,835
5.350%, 08/12/2040		708	167
Peruvian Government International Bond
7.600%, 08/12/2039 (A)		1,000	293
6.950%, 08/12/2031 (A)		2,524	725
6.950%, 08/12/2031		10,784	3,098
6.900%, 08/12/2037		4,604	1,273
6.900%, 08/12/2037		2,005	554
6.850%, 02/12/2042		613	169
5.940%, 02/12/2029		6,781	1,885
5.875%, 08/08/2054		$1,846	1,935
5.400%, 08/12/2034	PEN	1,243	314
3.600%, 01/15/2072		$1,200	820
2.783%, 01/23/2031		2,908	2,591
1.950%, 11/17/2036	EUR	1,550	1,377
1.250%, 03/11/2033		318	288
Petroleos del Peru
5.625%, 06/19/2047 (A)		$917	625
5.625%, 06/19/2047		8,087	5,516
4.750%, 06/19/2032 (A)		613	483
			37,595

Philippines — 1.4%
Philippine Government Bond
8.000% 07/19/2031	PHP	17,775	357
6.875%, 05/23/2044		22,180	441
6.750%, 09/15/2032		21,770	412
6.625%, 08/17/2033		21,990	414
6.500%, 05/19/2029		32,530	597
6.250%, 01/25/2034		311,030	5,724
Philippine Government International Bond
5.500%, 01/17/2048		$400	427
5.170%, 10/13/2027		2,270	2,337
2.950%, 05/05/2045		400	295
2.650%, 12/10/2045		1,148	807
1.950%, 01/06/2032		3,837	3,248
1.750%, 04/28/2041	EUR	302	246
1.648%, 06/10/2031		$229	193
			15,498

Poland — 4.1%
Bank Gospodarstwa Krajowego
6.250%, 10/31/2028		200	214
6.250%, 07/09/2054		396	427
6.250%, 07/09/2054 (A)		898	968
5.750%, 07/09/2034 (A)		800	839
Bank Gospodarstwa Krajowego MTN
5.375%, 05/22/2033		209	215
5.125%, 02/22/2033	EUR	605	749
Poland Government Bond
7.500%, 07/25/2028	PLN	47,507	13,528
6.000%, 10/25/2033		8,205	2,262
5.000%, 10/25/2034		20,413	5,217

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.750%, 07/25/2029	PLN	7,226	$1,859
2.750%, 04/25/2028		156	38
2.750%, 10/25/2029		2,643	624
2.500%, 07/25/2027		3,300	810
1.750%, 04/25/2032		25,465	5,272
1.250%, 10/25/2030		5,061	1,069
Republic of Poland Government International Bond
5.500%, 03/18/2054		$3,780	3,848
5.125%, 09/18/2034		5,825	5,984
4.625%, 03/18/2029		525	537
4.125%, 01/11/2044	EUR	123	142
			44,602

Qatar — 0.6%
Qatar Government International Bond
4.817%, 03/14/2049		$737	727
4.500%, 04/23/2028		2,847	2,904
Qatar Government International Bond MTN (A)
4.750%, 05/29/2034		1,370	1,435
4.625%, 05/29/2029		1,178	1,213
QatarEnergy (A)
3.300%, 07/12/2051		234	175
3.125%, 07/12/2041		292	232
			6,686

Romania — 2.1%
Romania Government Bond
8.750%, 10/30/2028	RON	2,015	490
8.250%, 09/29/2032		3,265	803
8.000%, 04/29/2030		3,085	738
7.350%, 04/28/2031		1,155	269
6.700%, 02/25/2032		8,120	1,828
4.750%, 10/11/2034		555	108
2.500%, 10/25/2027		2,450	494
Romanian Government International Bond
6.375%, 01/30/2034 (A)		$2,724	2,828
5.750%, 03/24/2035 (A)		2,744	2,726
5.750%, 03/24/2035		290	288
4.000%, 02/14/2051		3,302	2,407
Romanian Government International Bond MTN
7.625%, 01/17/2053		2,700	3,098
6.375%, 09/18/2033	EUR	665	795
5.625%, 02/22/2036 (A)		1,000	1,107
5.625%, 02/22/2036		143	158
3.750%, 02/07/2034		3,344	3,302
2.124%, 07/16/2031		158	148
2.000%, 01/28/2032		640	581
2.000%, 04/14/2033		1,135	985
			23,153

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Russia — 0.0%
Russian Foreign Bond - Eurobond
7.500% 03/31/2030 (F)		$–	$–
Vnesheconombank Via VEB Finance
6.800%, 11/22/2025		580	32
6.800%, 11/22/2025 (A)		150	7
			39

Rwanda — 0.1%
Rwanda International Government Bond
5.500%, 08/09/2031		580	480

Saudi Arabia — 1.5%
Acwa Power Management And Investments One
5.950%, 12/15/2039		2,241	2,270
Greensaif Pipelines Bidco Sarl MTN
5.853%, 02/23/2036 (A)		631	653
Saudi Arabian Oil MTN
5.875%, 07/17/2064 (A)		2,324	2,352
Saudi Government International Bond MTN
5.750%, 01/16/2054		2,251	2,293
5.000%, 01/18/2053		2,400	2,226
4.750%, 01/16/2030 (A)		4,710	4,795
4.625%, 10/04/2047 (A)		1,883	1,682
			16,271

Senegal — 0.2%
Senegal Government International Bond
6.750%, 03/13/2048		2,057	1,521
5.375%, 06/08/2037	EUR	670	551
4.750%, 03/13/2028		100	104
			2,176

Serbia — 0.4%
Serbia International Bond
6.000%, 06/12/2034 (A)		$1,795	1,847
2.125%, 12/01/2030		729	611
1.650%, 03/03/2033	EUR	322	283
Serbia International Bond MTN
2.050%, 09/23/2036		1,109	921
Serbia Treasury Bonds
5.875%, 02/08/2028	RSD	43,860	437
4.500%, 01/11/2026		15,250	145
4.500%, 08/20/2032		10,270	93
			4,337

South Africa — 7.6%
Bidvest Group UK PLC
3.625%, 09/23/2026 (A)		$344	334
Eskom Holdings SOC MTN
8.450%, 08/10/2028 (A)		977	1,035
7.500%, 09/15/2033	ZAR	35,000	1,667
Republic of South Africa
10.500% 12/21/2026		3,267	199

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
9.000%, 01/31/2040	ZAR	168,162	$8,536
8.875% 02/28/2035		108,484	5,826
8.750% 01/31/2044		262,475	12,756
8.750% 02/28/2048		173,075	8,412
8.500% 01/31/2037		220,890	11,123
8.250% 03/31/2032		43,964	2,389
8.000% 01/31/2030		151,100	8,461
7.000% 02/28/2031		52,334	2,719
6.500% 02/28/2041		73,880	2,958
6.250% 03/31/2036		80,998	3,465
5.750%, 09/30/2049		$6,530	5,427
5.650%, 09/27/2047		386	321
4.300%, 10/12/2028		2,577	2,494
Republic of South Africa Government International Bond
7.300%, 04/20/2052		1,933	1,921
Sasol Financing USA
8.750%, 05/03/2029 (A)		295	312
6.500%, 09/27/2028		360	357
4.375%, 09/18/2026		351	341
Transnet SOC
8.250%, 02/06/2028		750	777
8.250%, 02/06/2028 (A)		517	536
			82,366

South Korea — 0.0%
Export-Import Bank of Korea MTN
7.250%, 12/07/2024	IDR	700,000	46

Sri Lanka — 0.8%
Sri Lanka Government International Bond
7.850%, 03/14/2029 (F)		$788	441
7.550%, 03/28/2030 (F)		1,034	579
6.850%, 03/14/2024 (F)		512	282
6.850%, 11/03/2025 (F)		2,009	1,129
6.825%, 07/18/2026 (A)(F)		909	509
6.825%, 07/18/2026 (F)		500	280
6.750%, 04/18/2028 (F)		4,338	2,429
6.750%, 04/18/2028 (A)(F)		4,098	2,294
6.200%, 05/11/2027 (F)		1,774	988
5.750%, 04/18/2023 (F)		418	229
			9,160

Supra-National — 1.0%
African Export-Import Bank
3.798%, 05/17/2031 (A)		200	178
African Export-Import Bank MTN
3.994%, 09/21/2029 (A)		363	337
Asian Development Bank MTN
13.000%, 03/07/2025	COP	1,989,000	482
12.750%, 03/03/2025		3,183,000	771
11.200%, 01/31/2025		1,764,000	422
10.100%, 01/23/2026		3,116,000	754
0.000%, 04/20/2043 (G)	MXN	7,000	71

SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Asian Infrastructure Investment Bank MTN
7.200%, 07/02/2031	INR	36,100	$435
0.000%, 02/08/2038 (G)	MXN	15,200	237
Banque Ouest Africaine de Developpement
5.000%, 07/27/2027 (A)		$865	845
4.700%, 10/22/2031		280	253
4.700%, 10/22/2031 (A)		233	210
International Bank for Reconstruction & Development MTN
6.750%, 07/13/2029	INR	182,600	2,172
6.500%, 04/17/2030		90,700	1,070
International Finance Corp MTN
0.000%, 08/16/2028 (G)	COP	16,480,000	2,850
			11,087

Suriname — 0.1%
Suriname Government International Bond
7.950%, 07/15/2033 (A)		$1,423	1,375

Tajikistan — 0.0%
Republic of Tajikistan International Bond
7.125%, 09/14/2027		300	294

Thailand — 2.2%
Thailand Government Bond
3.450%, 06/17/2043	THB	102,737	3,450
3.400% 06/17/2036		34,408	1,154
3.390%, 06/17/2037		22,914	769
3.350%, 06/17/2033		64,763	2,151
3.300%, 06/17/2038		74,684	2,485
2.800%, 06/17/2034		6,493	207
2.750%, 06/17/2052		1,861	55
2.650%, 06/17/2028		322,003	10,168
2.000%, 06/17/2042		61,662	1,700
1.250% 03/12/2028		56,563	1,924
			24,063

Trinidad & Tobago — 0.3%
Heritage Petroleum
9.000%, 08/12/2029		$1,300	1,359
Telecommunications Services of Trinidad & Tobago
8.875%, 10/18/2029		700	708
Trinidad & Tobago Government International Bond
5.950%, 01/14/2031 (A)		765	780
5.950%, 01/14/2031		200	204
			3,051

Tunisia — 0.1%
Tunisian Republic
6.375%, 07/15/2026 (A)	EUR	600	605
6.375%, 07/15/2026		377	380
			985

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
TÜrkiye — 3.2%
Hazine Mustesarligi Varlik Kiralama
8.509%, 01/14/2029 (A)		$3,793	$4,153
Istanbul Metropolitan Municipality
10.500%, 12/06/2028 (A)		600	658
10.500%, 12/06/2028		221	242
Turkiye Government Bond
31.080%, 11/08/2028	TRY	151,021	4,532
26.200%, 10/05/2033		299,409	8,627
17.800%, 07/13/2033		9,295	192
17.300%, 07/19/2028		48,408	1,027
12.600%, 10/01/2025		31,244	722
Turkiye Government International Bond
9.375%, 03/14/2029		$308	349
7.625%, 05/15/2034		909	965
7.125%, 07/17/2032		1,583	1,634
6.500%, 01/03/2035		3,559	3,490
5.875%, 05/21/2030	EUR	662	769
5.750%, 05/11/2047		$6,985	5,657
4.875%, 04/16/2043		520	392
Turkiye Ihracat Kredi Bankasi (A)
9.375%, 01/31/2026		367	386
7.500%, 02/06/2028		246	255
Turkiye Vakiflar Bankasi TAO
9.000%, 10/12/2028 (A)		368	400
			34,450

Uganda — 0.1%
Republic of Uganda Government Bonds
14.250%, 06/22/2034	UGX	3,800,000	939

Ukraine — 1.0%
NAK Naftogaz Ukraine via Kondor Finance
7.125%, 07/19/2026 (F)	EUR	437	354
NPC Ukrenergo
6.875%, 11/09/2026 (A)(F)		$731	464
Ukraine Government Bond (H)
15.840%, 02/26/2025 (F)	UAH	150,623	3,034
Ukraine Government International Bond
7.750%, 08/01/2041 (C)(F)		$1,580	1,119
1.750%, 02/01/2029 (A)(B)		575	337
1.750%, 02/01/2034 (A)(B)		1,095	485
1.750%, 02/01/2034 (B)		336	149
1.750%, 02/01/2035 (A)(B)		3,750	1,616
1.750%, 02/01/2035 (B)		422	182
1.750%, 02/01/2036 (A)(B)		1,129	481
1.750%, 02/01/2036 (B)		386	165
0.000%, 02/01/2030 (A)(B)(D)		454	198
0.000%, 02/01/2030 (B)(D)		63	27
0.000%, 02/01/2034 (A)(B)(D)		1,982	671
0.000%, 02/01/2034 (B)(D)		234	79
0.000%, 02/01/2035 (A)(B)(D)		1,156	503
0.000%, 02/01/2035 (B)(D)		197	86
0.000%, 02/01/2036 (A)(B)(D)		706	304

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
0.000%, 02/01/2036 (B)(D)		$165	$71
			10,325

United Arab Emirates — 1.2%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/2047		810	761
4.600%, 11/02/2047 (A)		558	524
Abu Dhabi Developmental Holding Co PJSC (A)
5.375%, 05/08/2029		943	982
5.250%, 10/02/2054		598	592
Abu Dhabi Government International Bond
5.500%, 04/30/2054 (A)		1,575	1,681
3.125%, 09/30/2049		1,768	1,298
Abu Dhabi Government International Bond MTN
1.700%, 03/02/2031		528	457
Adnoc Murban Rsc (A)
5.125%, 09/11/2054		1,440	1,417
4.500%, 09/11/2034		2,955	2,924
Emirate of Dubai Government International Bonds MTN
3.900%, 09/09/2050		490	380
Finance Department Government of Sharjah MTN
4.000%, 07/28/2050 (A)		1,904	1,331
4.000%, 07/28/2050		800	560
Galaxy Pipeline Assets Bidco (A)
2.940%, 09/30/2040		346	290
2.625%, 03/31/2036		370	316
			13,513

United States — 0.0%
JPMorgan Chase Bank MTN
7.000%, 09/18/2030 (A)(C)	IDR	4,433,000	302

Uruguay — 0.9%
Oriental Republic of Uruguay
5.250%, 09/10/2060		$1,709	1,709
Uruguay Government Bond
9.750%, 07/20/2033	UYU	182,857	4,341
5.750%, 10/28/2034		$2,461	2,667
5.100%, 06/18/2050		201	201
3.400%, 05/16/2045	UYU	29,966	708
			9,626

Uzbekistan — 0.5%
Jscb Agrobank
9.250%, 10/02/2029 (A)		$300	301
Republic of Uzbekistan Government International Bond
6.900%, 02/28/2032 (A)		786	792
Uzauto Motors AJ
4.850%, 05/04/2026		1,319	1,250
4.850%, 05/04/2026 (A)		1,310	1,241

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Uzbek Industrial and Construction Bank ATB
8.950%, 07/24/2029 (A)		$600	$602
Uzbekneftegaz JSC
4.750%, 11/16/2028		900	795
4.750%, 11/16/2028 (A)		592	523
			5,504

Venezuela — 0.7%
La Electricidad de Caracas
8.500%, 12/31/2059 (F)		300	22
Petroleos de Venezuela
9.750%, 05/17/2035 (F)		2,300	247
9.000%, 11/17/2021 (F)		4,300	437
6.000%, 05/16/2024 (F)		8,375	792
6.000%, 05/16/2024 (F)		7,785	724
6.000%, 11/15/2026 (F)		10,865	1,032
5.500%, 04/12/2037 (F)		1,740	167
5.375%, 04/12/2027 (F)		1,563	148
Venezuela Government International Bond
12.750%, 08/23/2022 (F)		3,000	480
11.950%, 08/05/2031 (F)		7,841	1,241
9.250%, 05/07/2028 (F)		2,718	395
9.000%, 05/07/2024 (F)		VE3,800	527
8.250%, 10/13/2024 (F)		$3,074	417
7.750%, 10/13/2024 (F)		6,781	854
			7,483

Vietnam — 0.1%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029 (A)		991	962

Zambia — 0.9%
Zambia Government Bond
13.000%, 08/29/2026	ZMW	1,375	47
13.000%, 12/18/2027		5,630	172
13.000%, 01/25/2031		39,594	968
12.000%, 02/21/2029		5,000	132
11.000%, 01/25/2026		18,620	651
11.000%, 06/28/2026		78,885	2,663
11.000%, 08/21/2028		10,000	283
Zambia Government International Bond
5.750%, 06/30/2033 (A)(B)		$579	510
5.750%, 06/30/2033 (B)		2,701	2,370
0.500%, 12/31/2053		2,521	1,241
0.500%, 12/31/2053 (A)		885	436
			9,473

Total Global Bonds
(Cost $1,022,640) ($ Thousands)			1,033,946

SEI Institutional International Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 0.8%
U.S. Treasury Floating Rate Note
4.743%, USBMMY3M + 0.150%, 04/30/2026 (C)	$4,100	$4,095
U.S. Treasury Note
3.125%, 08/31/2029	4,900	4,798

Total U.S. Treasury Obligations
(Cost $8,663) ($ Thousands)		8,893

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATION — 0.1%
Russia — 0.1%
SRBIJA
9.551%, 06/10/2028	1,000	$1,113

Total Loan Participation
(Cost $1,081) ($ Thousands)		1,113

Total Investments in Securities — 95.9%
(Cost $1,032,384) ($ Thousands)		$1,043,952

A list of the open futures contracts held by the Fund at September 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	34	Dec-2024	$7,063	$7,080	$17
U.S. 5-Year Treasury Note	68	Dec-2024	7,461	7,472	11
U.S. 10-Year Treasury Note	77	Dec-2024	8,800	8,799	(1)
U.S. Long Treasury Bond	51	Dec-2024	6,365	6,333	(32)
U.S. Ultra Long Treasury Bond	4	Dec-2024	536	533	(3)
			30,225	30,217	(8)
Short Contracts
Euro-Bobl	(15)	Dec-2024	$(1,966)	$(2,009)	$(22)
Euro-Bund 10-Year Bond	(98)	Dec-2024	(14,373)	(14,756)	(228)
Euro-Buxl	(16)	Dec-2024	(2,357)	(2,433)	(51)
Korea 10-Year Bond	(80)	Dec-2024	(7,065)	(7,181)	–
			(25,761)	(26,379)	(301)
			$4,464	$3,838	$(309)

A list of the open forward foreign currency contracts held by the Fund at September 30, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Banc One Capital Markets Inc.	10/15/24	USD	1,516	TRY	54,700	$60
Banc One Capital Markets Inc.	10/15/24	GBP	3,850	USD	4,987	(177)
Barclays PLC	10/03/24	USD	786	EUR	714	10
Barclays PLC	10/03/24	EUR	1,449	USD	1,619	2
Barclays PLC	10/03/24	EUR	2,036	USD	2,256	(17)
Barclays PLC	10/03/24	ZAR	6,894	USD	395	(5)
Barclays PLC	10/03/24	USD	8,511	BRL	47,666	241
Barclays PLC	10/08/24	CNY	10,997	USD	1,518	(51)
Barclays PLC	10/10/24	USD	6,265	MXN	114,615	(426)
Barclays PLC	10/18/24	USD	804	JPY	112,234	(18)
Barclays PLC	11/14/24	USD	4,021	BRL	22,345	62
Barclays PLC	11/14/24	USD	793	BRL	4,330	(2)
Barclays PLC	11/14/24	EUR	8,290	USD	9,255	(13)
Barclays PLC	11/29/24	USD	427	ZAR	7,400	1
Barclays PLC	12/18/24	USD	121	RON	540	—
Barclays PLC	12/18/24	USD	253	PLN	970	—
Barclays PLC	12/18/24	USD	892	EUR	804	9

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	12/18/24	USD	1,709	HUF	608,220	$(4)
Barclays PLC	12/18/24	USD	3,215	TRY	126,075	183
Barclays PLC	12/18/24	USD	7,004	COP	29,425,541	(18)
Barclays PLC	12/18/24	TRY	53,714	USD	1,385	(63)
Barclays PLC	01/09/25	USD	316	TRY	12,560	15
Barclays PLC	01/09/25	TRY	52,663	USD	1,335	(54)
Barclays PLC	03/19/25	USD	3,810	TRY	178,360	598
Barclays PLC	03/19/25	TRY	79,045	USD	1,885	(68)
Barclays PLC	05/07/25	USD	599	TRY	27,185	44
BNP Paribas	10/01/24	USD	1,562	TWD	51,099	53
BNP Paribas	10/01/24	TWD	25,070	USD	773	(20)
BNP Paribas	10/03/24	EUR	358	USD	398	(2)
BNP Paribas	10/03/24	USD	823	MXN	16,389	13
BNP Paribas	10/03/24	USD	1,596	SGD	2,073	22
BNP Paribas	10/03/24	USD	1,902	EUR	1,714	11
BNP Paribas	10/03/24	THB	4,884	USD	145	(7)
BNP Paribas	10/03/24	ZAR	42,586	USD	2,413	(58)
BNP Paribas	10/03/24	COP	35,536,378	USD	8,533	20
BNP Paribas	10/08/24	USD	1,587	CNY	11,154	5
BNP Paribas	10/08/24	USD	1,572	CNY	10,997	(3)
BNP Paribas	10/10/24	USD	785	THB	27,708	76
BNP Paribas	10/10/24	USD	1,424	MXN	28,197	12
BNP Paribas	10/10/24	USD	2,096	MXN	39,045	(107)
BNP Paribas	10/10/24	MXN	82,041	USD	4,481	301
BNP Paribas	10/10/24	MXN	36,538	USD	1,822	(39)
BNP Paribas	10/11/24	USD	650	IDR	10,060,171	13
BNP Paribas	10/11/24	USD	779	TWD	25,465	27
BNP Paribas	10/15/24	JPY	116,320	USD	812	(3)
BNP Paribas	10/15/24	IDR	51,080,417	USD	3,309	(59)
BNP Paribas	10/21/24	CNY	1,098	USD	156	(1)
BNP Paribas	10/24/24	USD	794	JPY	112,482	(5)
BNP Paribas	10/24/24	JPY	113,570	USD	790	(7)
BNP Paribas	10/28/24	USD	793	TWD	25,322	10
BNP Paribas	11/06/24	COP	3,976,835	USD	956	8
BNP Paribas	11/12/24	EUR	1,785	HUF	713,268	6
BNP Paribas	11/12/24	CZK	53,925	EUR	2,149	13
BNP Paribas	11/12/24	HUF	567,009	EUR	1,434	12
BNP Paribas	11/14/24	USD	723	BRL	4,053	18
BNP Paribas	11/22/24	USD	3,033	INR	254,945	3
BNP Paribas	12/03/24	USD	788	TWD	24,863	5
BNP Paribas	12/13/24	USD	793	MYR	3,420	42
BNP Paribas	12/18/24	PLN	1,567	EUR	364	—
BNP Paribas	12/18/24	ZAR	6,000	USD	346	—
BNP Paribas	12/18/24	CNY	11,512	USD	1,655	(3)
BNP Paribas	12/18/24	PHP	17,947	USD	320	—
BNP Paribas	12/18/24	IDR	8,254,308	USD	544	2
BNP Paribas	12/23/24	USD	1,557	TWD	49,062	12
BNP Paribas	12/23/24	USD	1,687	INR	141,675	(2)
BNP Paribas	12/27/24	USD	796	IDR	12,164,840	2
BNP Paribas	01/09/25	TRY	12,523	USD	294	(36)

SEI Institutional International Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	01/17/25	EUR	3,085	RON	15,485	$12
Citigroup	10/03/24	USD	734	MXN	14,540	8
Citigroup	10/03/24	USD	792	ZAR	13,697	3
Citigroup	10/03/24	EUR	837	PLN	3,593	2
Citigroup	10/03/24	EUR	1,841	USD	2,044	(10)
Citigroup	10/03/24	USD	2,245	EUR	2,020	10
Citigroup	10/03/24	USD	8,434	COP	35,394,955	45
Citigroup	10/10/24	EUR	1,584	RON	7,909	6
Citigroup	10/10/24	MXN	18,619	USD	963	14
Citigroup	10/10/24	THB	27,828	USD	768	(98)
Citigroup	10/11/24	USD	1,636	IDR	24,896,828	6
Citigroup	10/15/24	USD	802	JPY	112,373	(14)
Citigroup	11/05/24	EUR	289	USD	324	1
Citigroup	11/05/24	EUR	4,832	USD	5,395	(5)
Citigroup	11/06/24	COP	32,336,531	USD	7,672	(44)
Citigroup	11/12/24	EUR	354	HUF	141,794	2
Citigroup	11/12/24	EUR	1,076	HUF	425,991	(7)
Citigroup	11/12/24	HUF	1,394,440	EUR	3,523	25
Citigroup	11/14/24	SGD	981	USD	767	(1)
Citigroup	11/20/24	USD	525	NGN	884,938	2
Citigroup	11/20/24	USD	571	NGN	868,329	(54)
Citigroup	11/20/24	NGN	551,315	USD	347	19
Citigroup	12/03/24	BRL	27,040	USD	4,851	(81)
Citigroup	12/03/24	USD	25,696	BRL	144,335	627
Citigroup	12/03/24	USD	4,116	BRL	22,510	(11)
Citigroup	12/18/24	USD	258	ZAR	4,486	—
Citigroup	12/18/24	USD	320	CNY	2,223	1
Citigroup	12/18/24	USD	375	PEN	1,410	4
Citigroup	12/18/24	USD	429	CZK	9,710	2
Citigroup	12/18/24	USD	439	IDR	6,800,000	8
Citigroup	12/18/24	USD	525	PLN	2,020	1
Citigroup	12/18/24	USD	265	MXN	5,360	5
Citigroup	12/18/24	USD	710	MXN	13,850	(11)
Citigroup	12/18/24	USD	1,434	THB	48,258	74
Citigroup	12/18/24	USD	1,690	TWD	52,970	3
Citigroup	12/18/24	PLN	1,700	USD	444	2
Citigroup	12/18/24	USD	3,140	COP	13,343,305	29
Citigroup	12/18/24	CNY	3,700	USD	526	(7)
Citigroup	12/18/24	CZK	5,512	EUR	218	—
Citigroup	12/18/24	USD	5,292	HUF	1,905,757	52
Citigroup	12/18/24	USD	291	HUF	102,940	(2)
Citigroup	12/18/24	USD	8,000	RON	36,070	86
Citigroup	12/18/24	USD	8,374	EUR	7,500	22
Citigroup	12/18/24	PLN	9,210	EUR	2,140	—
Citigroup	12/18/24	THB	9,460	USD	288	(7)
Citigroup	12/18/24	USD	11,101	SGD	14,410	186
Citigroup	12/18/24	ZMW	38,022	USD	1,417	(14)
Citigroup	12/18/24	INR	64,040	USD	760	(1)
Citigroup	12/18/24	MXN	186,490	USD	9,513	109
Citigroup	12/18/24	CZK	262,850	USD	11,581	(82)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	12/18/24	HUF	2,968,710	USD	8,345	$21
Citigroup	12/18/24	KRW	7,375,870	USD	5,520	(122)
Citigroup	12/18/24	IDR	9,300,000	USD	598	(13)
Citigroup	12/18/24	UGX	10,979,274	USD	2,901	(46)
Citigroup	12/18/24	COP	36,430,620	USD	8,522	(128)
Citigroup	12/23/24	USD	803	INR	67,456	(1)
Citigroup	01/02/25	USD	961	THB	30,764	1
Citigroup	01/02/25	CNY	10,815	USD	1,518	(42)
Citigroup	01/17/25	EUR	199	RON	999	1
Citigroup	01/22/25	USD	1,052	EGP	51,823	(28)
Citigroup	01/22/25	EGP	19,081	USD	334	(43)
Citigroup	02/10/25	USD	156	NGN	276,127	4
Citigroup	02/13/25	USD	175	NGN	305,527	1
Citigroup	02/13/25	USD	562	NGN	887,498	(50)
Citigroup	02/13/25	NGN	1,200,000	USD	708	17
Citigroup	02/14/25	ZMW	29,511	USD	1,056	(38)
Citigroup	03/27/25	NGN	245,000	USD	150	12
Citigroup	05/14/25	ZMW	30,779	USD	1,068	(44)
Citigroup	05/20/25	USD	374	NGN	620,957	(30)
Citigroup	08/12/25	USD	331	NGN	618,335	—
Citigroup	08/12/25	USD	356	NGN	652,935	(6)
Citigroup	08/14/25	ZMW	31,186	USD	1,051	(43)
Deutsche Bank	10/03/24	ZAR	43,469	USD	2,485	(37)
Deutsche Bank	12/18/24	INR	88,608	USD	1,053	(1)
Goldman Sachs	10/03/24	USD	797	THB	26,677	32
Goldman Sachs	10/03/24	THB	146,247	USD	4,299	(247)
Goldman Sachs	10/10/24	USD	803	MXN	15,821	3
Goldman Sachs	10/10/24	USD	2,311	MXN	43,443	(97)
Goldman Sachs	10/10/24	MXN	14,977	USD	771	8
Goldman Sachs	10/10/24	MXN	14,731	USD	741	(10)
Goldman Sachs	10/11/24	PEN	6,672	USD	1,760	(34)
Goldman Sachs	10/11/24	TWD	24,811	USD	767	(18)
Goldman Sachs	10/21/24	USD	792	THB	28,559	97
Goldman Sachs	11/12/24	EUR	2,172	HUF	864,625	(1)
Goldman Sachs	11/14/24	USD	118	BRL	642	—
Goldman Sachs	11/14/24	BRL	4,078	USD	742	(3)
Goldman Sachs	11/22/24	USD	1,580	INR	132,774	1
Goldman Sachs	12/03/24	USD	799	TWD	25,197	4
Goldman Sachs	12/18/24	USD	103	PLN	400	1
Goldman Sachs	12/18/24	USD	159	COP	672,566	—
Goldman Sachs	12/18/24	USD	416	THB	13,760	14
Goldman Sachs	12/18/24	USD	691	ZAR	12,430	26
Goldman Sachs	12/18/24	USD	1,002	TRY	39,910	74
Goldman Sachs	12/18/24	USD	2,241	IDR	34,529,600	26
Goldman Sachs	12/18/24	RON	2,780	USD	620	(3)
Goldman Sachs	12/18/24	USD	4,710	MXN	94,060	32
Goldman Sachs	12/18/24	USD	5,055	TWD	158,910	23
Goldman Sachs	12/18/24	PLN	3,820	USD	994	—
Goldman Sachs	12/18/24	PLN	1,420	USD	367	(3)
Goldman Sachs	12/18/24	THB	11,500	USD	358	(2)

SEI Institutional International Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	12/18/24	TRY	18,780	USD	481	$(25)
Goldman Sachs	12/18/24	MXN	8,070	USD	411	4
Goldman Sachs	12/18/24	MXN	16,860	USD	839	(11)
Goldman Sachs	12/18/24	CZK	10,840	USD	483	2
Goldman Sachs	12/18/24	CZK	19,000	USD	842	(1)
Goldman Sachs	12/18/24	HUF	78,000	USD	219	1
Goldman Sachs	12/18/24	ZAR	258,390	USD	14,377	(522)
Goldman Sachs	12/18/24	CLP	2,251,173	USD	2,440	(67)
Goldman Sachs	12/18/24	IDR	7,048,430	USD	463	—
Goldman Sachs	12/26/24	USD	809	PHP	45,170	(3)
Goldman Sachs	01/02/25	USD	822	THB	26,255	—
Goldman Sachs	01/09/25	USD	1,285	TRY	52,626	103
Goldman Sachs	01/22/25	EGP	32,742	USD	643	(4)
Goldman Sachs	03/24/25	USD	2,495	TRY	108,265	168
Goldman Sachs	03/24/25	TRY	11,018	USD	244	(27)
Goldman Sachs	05/07/25	USD	599	TRY	27,185	44
Goldman Sachs	05/27/25	USD	1,617	TRY	72,129	58
Goldman Sachs	06/18/25	USD	1,781	TRY	81,840	81
Goldman Sachs	06/18/25	TRY	28,940	USD	622	(36)
Goldman Sachs	09/17/25	EGP	138,450	USD	2,448	(29)
JPMorgan Chase Bank	10/01/24	TWD	24,753	USD	763	(19)
JPMorgan Chase Bank	10/02/24	USD	1,647	EUR	1,479	4
JPMorgan Chase Bank	10/03/24	USD	676	EUR	614	9
JPMorgan Chase Bank	10/03/24	EUR	1,968	PLN	8,441	4
JPMorgan Chase Bank	10/03/24	EUR	2,890	USD	3,232	7
JPMorgan Chase Bank	10/03/24	EUR	2,007	USD	2,231	(8)
JPMorgan Chase Bank	10/04/24	USD	3,910	IDR	58,915,933	(19)
JPMorgan Chase Bank	10/04/24	IDR	58,915,933	USD	3,823	(67)
JPMorgan Chase Bank	10/11/24	USD	633	INR	53,165	1
JPMorgan Chase Bank	10/15/24	USD	136	COP	587,065	4
JPMorgan Chase Bank	10/15/24	USD	2,089	HUF	754,600	31
JPMorgan Chase Bank	10/15/24	USD	2,410	PHP	141,388	112
JPMorgan Chase Bank	10/15/24	HUF	129,050	USD	364	2
JPMorgan Chase Bank	10/15/24	HUF	120,259	USD	330	(7)
JPMorgan Chase Bank	10/15/24	ZAR	351,048	USD	19,153	(1,197)
JPMorgan Chase Bank	10/15/24	COP	959,359	USD	230	1
JPMorgan Chase Bank	10/15/24	COP	11,864,729	USD	2,808	(30)
JPMorgan Chase Bank	10/16/24	USD	1,680	PEN	6,296	13
JPMorgan Chase Bank	10/16/24	PEN	6,291	USD	1,657	(35)
JPMorgan Chase Bank	10/16/24	THB	20,962	USD	636	(16)
JPMorgan Chase Bank	10/18/24	USD	381	IDR	5,780,000	—
JPMorgan Chase Bank	10/18/24	IDR	34,673,833	USD	2,243	(42)
JPMorgan Chase Bank	10/21/24	THB	28,177	USD	788	(89)
JPMorgan Chase Bank	11/04/24	USD	1,622	SGD	2,073	(2)
JPMorgan Chase Bank	11/04/24	USD	2,145	PHP	125,982	101
JPMorgan Chase Bank	11/04/24	IDR	58,915,933	USD	3,905	29
JPMorgan Chase Bank	11/12/24	USD	0	RON	1	—
JPMorgan Chase Bank	11/12/24	PLN	126	USD	33	—
JPMorgan Chase Bank	11/12/24	USD	51	MXN	1,024	1
JPMorgan Chase Bank	11/12/24	USD	1,099	MXN	21,394	(15)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	11/12/24	USD	1,747	PLN	6,964	$67
JPMorgan Chase Bank	11/12/24	ZAR	5,463	USD	311	(5)
JPMorgan Chase Bank	11/12/24	USD	17,508	ZAR	321,412	1,080
JPMorgan Chase Bank	11/12/24	USD	354	ZAR	6,099	(1)
JPMorgan Chase Bank	11/12/24	MXN	200,804	USD	10,679	500
JPMorgan Chase Bank	11/12/24	MXN	67	USD	3	—
JPMorgan Chase Bank	11/14/24	BRL	2,150	USD	385	(8)
JPMorgan Chase Bank	11/14/24	JPY	45,000	USD	314	(2)
JPMorgan Chase Bank	11/18/24	USD	764	PHP	43,821	18
JPMorgan Chase Bank	11/18/24	USD	8,788	KRW	12,017,891	389
JPMorgan Chase Bank	11/18/24	KRW	786,033	USD	591	(9)
JPMorgan Chase Bank	12/02/24	USD	616	PHP	34,648	2
JPMorgan Chase Bank	12/02/24	PHP	5,059	USD	91	1
JPMorgan Chase Bank	12/03/24	BRL	3,000	USD	525	(22)
JPMorgan Chase Bank	12/09/24	CNY	359	USD	51	—
JPMorgan Chase Bank	12/09/24	USD	986	CLP	905,809	23
JPMorgan Chase Bank	12/09/24	THB	1,406	USD	43	(1)
JPMorgan Chase Bank	12/09/24	USD	2,350	HUF	834,859	(9)
JPMorgan Chase Bank	12/09/24	USD	2,370	BRL	13,295	53
JPMorgan Chase Bank	12/09/24	USD	2,836	THB	95,630	150
JPMorgan Chase Bank	12/09/24	USD	3,461	CNY	24,411	50
JPMorgan Chase Bank	12/09/24	BRL	39,606	USD	7,010	(207)
JPMorgan Chase Bank	12/09/24	HUF	298,914	USD	842	4
JPMorgan Chase Bank	12/13/24	USD	798	MYR	3,440	41
JPMorgan Chase Bank	12/18/24	USD	241	IDR	3,686,761	2
JPMorgan Chase Bank	12/18/24	USD	1,737	GHS	27,747	(43)
JPMorgan Chase Bank	12/18/24	USD	1,198	CLP	1,090,904	16
JPMorgan Chase Bank	12/18/24	USD	816	CLP	730,014	(3)
JPMorgan Chase Bank	12/18/24	EGP	3,400	USD	67	(1)
JPMorgan Chase Bank	12/18/24	USD	4,298	THB	144,773	226
JPMorgan Chase Bank	12/18/24	ZAR	8,790	USD	496	(10)
JPMorgan Chase Bank	12/18/24	CZK	54,863	EUR	2,185	12
JPMorgan Chase Bank	12/18/24	COP	1,800,000	USD	425	(2)
JPMorgan Chase Bank	12/23/24	USD	1,848	INR	155,429	1
JPMorgan Chase Bank	12/31/24	USD	806	MYR	3,319	5
JPMorgan Chase Bank	01/06/25	CNY	10,803	USD	1,514	(44)
JPMorgan Chase Bank	01/17/25	EUR	2,095	RON	10,517	8
JPMorgan Chase Bank	02/10/25	USD	707	NGN	1,074,072	(87)
JPMorgan Chase Bank	02/10/25	NGN	266,933	USD	207	53
JPMorgan Chase Bank	03/19/25	USD	1,730	PKR	576,145	294
JPMorgan Chase Bank	03/24/25	TRY	8,989	USD	218	(3)
JPMorgan Chase Bank	05/20/25	USD	302	NGN	490,083	(30)
JPMorgan Chase Bank	09/17/25	EGP	25,380	USD	449	(5)
Merrill Lynch	10/16/24	USD	5,586	PEN	21,030	71
Merrill Lynch	12/18/24	USD	250	INR	21,000	—
Merrill Lynch	12/18/24	USD	593	CNY	4,160	6
Merrill Lynch	12/18/24	USD	751	ZAR	13,010	(1)
Merrill Lynch	12/18/24	USD	11,067	MXN	223,516	204
Merrill Lynch	12/18/24	COP	28,478,801	USD	6,803	41
Merrill Lynch	05/07/25	USD	1,820	PKR	576,145	178

SEI Institutional International Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Midland Walwyn Capital Inc.	10/03/24	USD	626	THB	20,557	$13
Midland Walwyn Capital Inc.	10/03/24	THB	26,811	USD	782	(51)
Midland Walwyn Capital Inc.	10/03/24	BRL	47,666	USD	8,710	(42)
Midland Walwyn Capital Inc.	10/15/24	USD	1,312	KRW	1,753,737	27
Midland Walwyn Capital Inc.	10/15/24	INR	519,482	USD	6,181	(15)
Midland Walwyn Capital Inc.	10/15/24	KRW	2,108,464	USD	1,595	(16)
Midland Walwyn Capital Inc.	10/16/24	USD	10,127	THB	341,029	483
Midland Walwyn Capital Inc.	10/16/24	THB	20,576	USD	627	(13)
Midland Walwyn Capital Inc.	10/17/24	MYR	979	USD	233	(5)
Midland Walwyn Capital Inc.	10/17/24	USD	4,541	MYR	19,657	237
Midland Walwyn Capital Inc.	10/21/24	USD	7,203	CNY	51,192	120
Midland Walwyn Capital Inc.	11/14/24	USD	8,667	BRL	47,666	44
Midland Walwyn Capital Inc.	12/18/24	USD	820	KRW	1,073,060	1
Midland Walwyn Capital Inc.	01/02/25	THB	8,336	USD	260	(1)
Midland Walwyn Capital Inc.	01/17/25	RON	2,033	EUR	404	(3)
Morgan Stanley	10/10/24	HKD	62,000	USD	7,957	(26)
Morgan Stanley	11/12/24	EUR	644	HUF	254,069	(6)
Morgan Stanley	11/19/24	USD	397	PEN	1,500	7
Morgan Stanley	11/22/24	COP	180,000	USD	44	1
Morgan Stanley	11/22/24	COP	1,870,000	USD	442	(3)
Morgan Stanley	12/03/24	USD	183	BRL	1,000	—
Morgan Stanley	03/24/25	TRY	17,333	USD	407	(19)
SCB Securities	10/03/24	USD	797	THB	26,677	32
SCB Securities	10/15/24	USD	1,553	KRW	2,040,790	6
SCB Securities	11/06/24	COP	3,317,802	USD	798	7
SCB Securities	11/12/24	EUR	339	HUF	133,853	(4)
SCB Securities	11/12/24	CZK	24,762	EUR	987	6
SCB Securities	11/14/24	THB	49,727	USD	1,538	(12)
SCB Securities	12/18/24	PHP	158,506	USD	2,821	(5)
SCB Securities	12/26/24	USD	801	PHP	44,745	(4)
SCB Securities	01/17/25	RON	1,624	EUR	324	—
Standard Bank	10/02/24	USD	1,943	EUR	1,759	19
Standard Bank	10/02/24	EUR	26,870	USD	29,767	(220)
Standard Bank	10/03/24	USD	2,049	EUR	1,846	11
Standard Bank	10/03/24	USD	4,797	ZAR	83,738	62
Standard Bank	10/16/24	EGP	39,000	USD	790	(13)
Standard Bank	10/18/24	JPY	116,318	USD	813	(2)
Standard Bank	11/05/24	EUR	23,632	USD	26,499	88
Standard Bank	11/18/24	EUR	4,176	USD	4,656	(13)
Standard Bank	11/20/24	NGN	1,201,952	USD	761	45
Standard Bank	12/18/24	USD	78	THB	2,610	4
Standard Bank	12/18/24	USD	585	CZK	13,150	(2)
Standard Bank	12/18/24	USD	901	CNY	6,347	12
Standard Bank	12/18/24	USD	1,047	COP	4,447,775	9
Standard Bank	12/18/24	MYR	2,720	USD	627	(38)
Standard Bank	12/18/24	USD	3,145	CLP	2,941,420	130
Standard Bank	12/18/24	CNY	3,790	USD	539	(7)
Standard Bank	12/18/24	USD	6,279	MYR	26,298	144
Standard Bank	12/18/24	USD	6,842	INR	576,680	16
Standard Bank	12/18/24	USD	19,818	IDR	306,637,053	322

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Standard Bank	12/18/24	PEN	73,232	USD	19,299	$(402)
Standard Bank	12/18/24	PHP	280,330	USD	4,940	(59)
Standard Bank	12/18/24	UGX	3,690,206	USD	974	(17)
Standard Bank	02/13/25	USD	2,046	NGN	3,283,100	(154)
State Street	10/03/24	PLN	1,239	EUR	290	—
State Street	10/03/24	USD	1,569	COP	6,604,580	13
State Street	10/10/24	MXN	8,830	USD	452	2
State Street	11/06/24	COP	3,268,253	USD	776	(4)
State Street	11/14/24	COP	3,236,944	USD	774	2
State Street	12/18/24	USD	946	IDR	14,671,877	18
State Street	12/18/24	IDR	3,320,479	USD	216	(2)
State Street	12/23/24	INR	17,128	USD	204	1
						$3,103

A list of the open OTC swap agreements held by the Fund at September 30, 2024, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	COLOMBIA	Buy	1.00%	Quarterly	12/20/2026	$4,300	$(10)	$(13)	$3
JPMorgan Chase	ISRAEL	Buy	1.00%	Quarterly	06/20/2029	450	8	6	2
JPMorgan Chase	ISRAEL	Buy	1.00%	Quarterly	06/20/2029	450	8	6	2
JPMorgan Chase	ISRAEL	Buy	1.00%	Quarterly	12/20/2029	300	7	5	2
Morgan Stanley	MEXICO	Buy	1.00%	Quarterly	06/20/2029	4,800	19	(8)	27
Morgan Stanley	MORD	Buy	1.00%	Quarterly	12/20/2025	5,000	(2)	37	(39)
Morgan Stanley	MSCI	Buy	1.00%	Quarterly	12/20/2028	1,700	273	537	(264)
JPMorgan Chase	SOUTH AFRICA	Buy	1.00%	Quarterly	12/20/2026	3,300	(24)	(24)	—
Morgan Stanley	SOUTH AFRICA	Buy	1.00%	Quarterly	12/20/2029	2,300	81	83	(2)
							$360	$629	$(269)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	1-DAY BRL - CETIP	12.39% FIXED	Annually	01/02/2029	BRL	55,774	$6	$–	$6
Citibank	7-DAY CHINA FIXING REPO RATES	2.4016% FIXED	Quarterly	07/04/2028	CNY	9,902	42	–	42
Citibank	7-DAY CHINA FIXING REPO RATES	2.09% FIXED	Quarterly	02/27/2029	CNY	44,270	51	–	51
JPMorgan Chase	28-DAY MXN - TIIE	6.13%	Monthly	06/18/2026	MXN	40,000	(98)	–	(98)
							$1	$–	$1

SEI Institutional International Trust

A list of the open centrally cleared swap agreements held by the Fund at September 30, 2024, is as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.EM.41.V1 06/20/2029	Buy	1.00%	Quarterly	06/20/2029	$7,105	$158	$209	$(51)
CDX.EM.42.V1 1.0 12/20/29	Buy	1.00%	Quarterly	12/20/2029	6,200	180	183	(3)
CDX.EM.42.V1 12/20/2029	Buy	1.00%	Quarterly	12/20/2029	4,564	133	137	(4)
						$471	$529	$(58)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1-DAY BRL - CETIP	10.588%	Annually	01/02/2026	BRL	8,774	$(34)	$–	$(34)
1-DAY BRL - CETIP	11.055%	Annually	01/02/2026	BRL	12,933	(37)	–	(37)
1-DAY BRL - CETIP	11.57% FIXED	Annually	01/02/2026	BRL	7,697	(14)	–	(14)
1-DAY BRL - CETIP	10.29%	Annually	01/02/2029	BRL	4,467	(67)	–	(67)
1-DAY BRL - CETIP	10.828%	Annually	01/04/2027	BRL	3,207	(18)	–	(18)
1-DAY BRL - CETIP	10.55%	Annually	01/04/2027	BRL	13,074	(89)	–	(89)
1-DAY BRL - CETIP	10.17%	Annually	01/04/2027	BRL	9,344	(82)	–	(82)
1-DAY BRL - CETIP	12.7575%	Annually	01/04/2027	BRL	14,990	33	–	33
1-DAY BRL - CETIP	9.69%	Annually	01/04/2027	BRL	7,086	(73)	–	(73)
1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	5.36%	Semi-Annually	05/02/2027	CLP	2,647,870	76	–	76
6.12%	1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	Semi-Annually	10/24/2033	CLP	917,245	(112)	–	(112)
28-DAY MXN - TIIE	8.04% FIXED	Monthly	01/07/2028	MXN	23,876	(22)	–	(22)
28-DAY MXN - TIIE	8.71%	Monthly	02/26/2029	MXN	10,306	3	–	3
28-DAY MXN - TIIE	6.165%	Monthly	03/05/2026	MXN	47,200	(103)	–	(103)
28-DAY MXN - TIIE	8.77%	Monthly	03/09/2029	MXN	25,348	9	–	9
28-DAY MXN - TIIE	9.685%	Monthly	05/13/2027	MXN	31,038	34	–	34
28-DAY MXN - TIIE	9.49%	Monthly	05/28/2029	MXN	14,007	26	–	26
28-DAY MXN - TIIE	8.935%	Monthly	08/17/2028	MXN	22,189	12	–	12
28-DAY MXN - TIIE	8.905%	Monthly	08/17/2028	MXN	22,189	11	–	11
28-DAY MXN - TIIE	6.381%	Monthly	09/16/2026	MXN	26,000	(63)	–	(63)
7.64	28-DAY MXN - TIIE	Monthly	01/01/2032	MXN	23,014	63	–	63
9.77%	28-DAY MXN - TIIE	Monthly	10/08/2038	MXN	22,900	(96)	–	(96)
28-DAY MXN - TIIE	9.26%	Monthly	10/30/2028	MXN	22,560	27	–	27
28-DAY MXN - TIIE	6.205%	Monthly	12/08/2025	MXN	16,624	(32)	–	(32)
10.0455% FIXED	28-DAY MXN - TIIE	Monthly	03/20/2025	MXN	42,233	3	–	3
8.19%	3-MONTH JIBAR	Quarterly	11/23/2028	ZAR	114,470	(213)	–	(213)
2.33%	1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	Semi-Annually	06/05/2030	CLP	830,041	98	–	98
6-MONTH BUBOR	6.18%	Semi-Annually	03/21/2029	HUF	36,365	3	–	3
6-MONTH PRIBOR	3.495%	Semi-Annually	02/08/2029	CZK	32,449	22	–	22
6-MONTH PRIBOR	3.3175%	Semi-Annually	03/18/2029	CZK	33,192	12	–	12
5.15%	6-MONTH WIBOR	Annually	06/13/2029	PLN	116	(1)	–	(1)
1-DAY BRL - CETIP	11.4% FIXED	Annually	01/02/2029	BRL	24,804	(182)	(14)	(168)
6-MONTH BUBOR	5.945% FIXED	Semi-Annually	12/20/2033	HUF	701,000	28	–	28
5.56% FIXED	1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	Semi-Annually	12/20/2033	CLP	2,500,000	(189)	(85)	(104)
7-DAY CHINA FIXING REPO RATES	1.953% FIXED	Quarterly	06/21/2029	CNY	25,050	26	–	26
3.1685% FIXED	6-MONTH EURIBOR	Annually	12/20/2033	EUR	3,700	(286)	(39)	(247)
3-MONTH JIBAR	8.33% FIXED	Quarterly	03/06/2029	ZAR	105,000	228	–	228
28-DAY MXN - TIIE	10.2595% FIXED	Monthly	06/29/2026	MXN	68,000	63	–	63
28-DAY MXN - TIIE	9.7429% FIXED	Monthly	02/27/2026	MXN	97,650	27	–	27

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS

September 30, 2024

Emerging Markets Debt Fund (Concluded)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
6-MONTH PRIBOR	4.7697% FIXED	Semi-Annually	10/06/2028	CZK	14,959	$42	$–	$42
SOFR	4.00% FIXED	Annually	09/18/2034	USD	1,000	55	(7)	62
3.7% FIXED	SONIA	Annually	03/20/2054	GBP	2,200	49	(64)	113
2.8% FIXED	3-MONTH THOR	Quarterly	03/20/2034	THB	86,000	(76)	(23)	(53)
1-DAY BRL - CETIP	12.2845%	Annually	01/02/2029	BRL	6,408	(7)	–	(7)
7.81%	IBRCOL	Quarterly	08/08/2034	COP	1,420,789	(6)	–	(6)
28-DAY MXN - TIIE	9.17%	Monthly	07/27/2029	MXN	15,134	19	–	19
28-DAY MXN - TIIE	9.065%	Monthly	08/27/2029	MXN	32,946	34	–	34
28-DAY MXN - TIIE	8.8%	Monthly	09/03/2029	MXN	52,375	26	–	26
3-MONTH JIBOR	9.885%	Quarterly	09/25/2034	ZAR	47,340	(3)	–	(3)
3.809%	6-MONTH PRIBOR	Annually	07/11/2029	CZK	10,484	(14)	–	(14)
6-MONTH PRIBOR	3.171%	Semi-Annually	09/10/2029	CZK	40,346	4	–	4
6-MONTH PRIBOR	3.141%	Semi-Annually	09/16/2029	CZK	43,889	2	–	2
6-MONTH PRIBOR	3.1105%	Semi-Annually	10/01/2029	CZK	2,632	–	–	–
6-MONTH PRIBOR	3.1875%	Semi-Annually	09/12/2029	CZK	46,001	6	–	6
4.52%	6-MONTH WIBOR	Annually	08/22/2029	PLN	10,082	(21)	–	(21)
4.789%	6-MONTH WIBOR	Annually	09/18/2026	PLN	25,074	11	–	11
4.814%	6-MONTH WIBOR	Annually	09/20/2026	PLN	8,914	3	–	3
5.02% FIXED	6-MONTH WIBOR	Annually	08/20/2026	PLN	11,967	(5)	–	(5)
5.03% FIXED	6-MONTH WIBOR	Annually	08/20/2026	PLN	11,967	(6)	–	(6)
5.376% FIXED	6-MONTH WIBOR	Annually	07/24/2026	PLN	31,189	(56)	2	(58)
5.415% FIXED	6-MONTH WIBOR	Annually	07/24/2026	PLN	57,922	(114)	–	(114)
6-MONTH BUBOR	5.9142% FIXED	Semi-Annually	07/30/2026	HUF	638,270	12	–	12
1-DAY BRL - CETIP	11.5% FIXED	Annually	01/04/2027	BRL	31,585	(100)	(5)	(95)
6-MONTH CLP - Interbank Rate	4.2425% FIXED	Semi-Annually	12/18/2029	CLP	676,553	(4)	–	(4)
6-MONTH CLP - Interbank Rate	4.345% FIXED	Semi-Annually	12/18/2029	CLP	675,447	–	–	–
7-DAY CHINA FIXING REPO RATES	1.6435%	Quarterly	09/19/2029	CNY	11,946	(13)	–	(13)
7-DAY CHINA FIXING REPO RATES	1.645%	Quarterly	09/19/2029	CNY	11,805	(13)	–	(13)
7-DAY CHINA FIXING REPO RATES	1.7895% FIXED	Quarterly	08/26/2029	CNY	8,000	–	–	–
6-MONTH PRIBOR	3.187% FIXED	Semi-Annually	12/18/2029	CZK	35,653	9	–	9
6-MONTH PRIBOR	3.1895% FIXED	Semi-Annually	12/18/2029	CZK	106,000	27	–	27
6-MONTH PRIBOR	3.192% FIXED	Semi-Annually	12/18/2029	CZK	30,000	8	–	8
6-MONTH PRIBOR	3.1925% FIXED	Semi-Annually	12/18/2029	CZK	35,653	9	–	9
6-MONTH PRIBOR	3.2145% FIXED	Semi-Annually	08/09/2029	CZK	48,400	9	–	9
6-MONTH PRIBOR	3.27% FIXED	Semi-Annually	08/20/2029	CZK	35,332	11	–	11
6-MONTH PRIBOR	3.27% FIXED	Semi-Annually	08/20/2029	CZK	35,332	11	–	11
2.4% FIXED	6-MONTH EURIBOR	Annually	03/20/2054	EUR	800	(23)	25	(48)
6-MONTH BUBOR	5.6685% FIXED	Semi-Annually	09/04/2029	HUF	509,990	17	–	17
3-MONTH JIBAR	9.15% FIXED	Quarterly	03/20/2039	ZAR	52,000	74	27	47
28-DAY MXN - TIIE	10.155% FIXED	Monthly	07/27/2026	MXN	86,487	80	–	80
28-DAY MXN - TIIE	8.836% FIXED	Monthly	12/12/2029	MXN	30,500	25	2	23
28-DAY MXN - TIIE	8.921% FIXED	Monthly	12/12/2029	MXN	26,000	26	2	24
28-DAY MXN - TIIE	8.942% FIXED	Monthly	12/12/2029	MXN	42,000	43	–	43
6-MONTH PRIBOR	3.17% FIXED	Semi-Annually	12/18/2029	CZK	32,572	7	–	7
28-DAY MXN - TIIE	10.2595% FIXED	Monthly	07/23/2026	MXN	37,600	38	–	38
1.1% FIXED	1-DAY TONAR	Annually	09/18/2034	JPY	726,000	(105)	(9)	(96)
4.713% FIXED	6-MONTH WIBOR	Annually	12/18/2026	PLN	12,159	(5)	–	(5)
4.761% FIXED	6-MONTH WIBOR	Annually	12/18/2026	PLN	12,159	(8)	–	(8)
4.6075% FIXED	6-MONTH WIBOR	Annually	12/18/2026	PLN	35,500	3	–	3
4.7875% FIXED	6-MONTH WIBOR	Annually	12/18/2026	PLN	3,737	(3)	–	(3)
28-DAY MXN - TIIE	8.61% FIXED	Monthly	12/12/2029	MXN	225,910	75	–	75
						$(756)	$(188)	$(568)

SEI Institutional International Trust

Percentages are based on Net Assets of $1,088,320 ($ Thousands).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2024, the value of these securities amounted to $137,839 ($ Thousands), representing 12.7% of the Net Assets of the Fund.

(B)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	No interest rate available.
(E)	Perpetual security with no stated maturity date.
(F)	Security is in default on interest payment.
(G)	Zero coupon security.
(H)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of September 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Global Bonds	–	1,030,912	3,034	1,033,946
U.S. Treasury Obligations	–	8,893	–	8,893
Loan Participation	–	1,113	–	1,113
Total Investments in Securities	–	1,040,918	3,034	1,043,952

Other Financial Instruments		Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
	Futures Contracts*
	Unrealized Appreciation	28	–	–	28
	Unrealized Depreciation	(337)	–	–	(337)
	Forward Contracts*
	Unrealized Appreciation	–	9,832	–	9,832
	Unrealized Depreciation	–	(6,729)	–	(6,729)
	OTC Swaps
	Credit Default Swaps*
	Unrealized Appreciation	–	36	–	36
	Unrealized Depreciation	–	(305)	–	(305)
	Interest Rate Swaps*
	Unrealized Appreciation	–	99	–	99
	Unrealized Depreciation	–	(98)	–	(98)
	Centrally Cleared Swaps
	Credit Default Swaps*
	Unrealized Depreciation	–	(58)	–	(58)
	Interest Rate Swaps*
	Unrealized Appreciation	–	1,579	–	1,579
	Unrealized Depreciation	–	(2,147)	–	(2,147)
Total Other Financial Instruments		(309)	2,209	–	1,900

(1)

A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$14,525	$73,118	$(87,632)	$(6)	$(5)	$—	$86	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Currency Abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
CNH — Chinese Yuan Offshore
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DKK — Danish Krone
EUR — Euro
GHS — Ghanaian Cedi
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli New Sheckels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PLN — Polish Zloty
RON — Romanian Leu
RSD — Dinar
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TRY — Turkish Lira
TWD — Taiwan Dollar
UAH — Ukrainian Hryvnia
UGX — Ugandan Shilling
USD — U.S. Dollar
UYU — Uruguayan Peso
VND — Vietnamese Dong
ZAR — South African Rand

Portfolio Abbreviations
ACES — Alternative Credit Enhancement Structure
ADR — American Depositary Receipt
AGC — Assured Guaranty Corporation
AGM— Assured Guaranty Municipal
ARM — Adjustable Rate Mortgage
BPSW5 — GBP Swap 5 Year
BROIS — Brazil Overnight Index Swap
BURBOR — Budapest Interbank Offered Rate
CETIP — Central Custody and Financial Settlement of Securities
CME — Chicago Mercantile Exchange
CDO — Collateralized Debt Obligation
CMTUSD6Y — Constant Maturity Treasury 6 Year
Cl — Class
CMO — Collateralized Mortgage Obligation
CPI — Consumer Price Index
DAC — Designated Activity Company
EUAMDBO1 — EURIBOR ICE Swap Rate 11:00am
EUAMDB05 — EURIBOR ICE Swap Rate 11:00am
ETF — Exchange-Traded Fund
EURIBOR — Euro London Interbank Offered Rate
EUR003M — EURIBOR 3 Month
EUSA1 — EUR Swap Annual 1 Year
EUSA5 — EUR Swap Annual 5 Year
EUSA6 — EUR Swap Annual 6 Year
EUSA9 — EUR Swap Annual 9 Year
EUSA12 — EUR Swap Annual 12 Year
FEDEF — U.S. Federal Funds Effective Rate
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
GUKG1 — United Kingdom Government Bonds 1 Year Note Generic Bid Yield
GUKG5 — United Kingdom Government Bonds 5 Year Note Generic Bid Yield
H15T5Y — US Treasury Curve Rate T Note Constant Maturity 5 Year
H15T7Y — US Treasury Curve Rate T Note Constant Maturity 7 Year
IO — Interest Only — face amount represents notional amount
JIBAR — Johannesburg Interbank Average Rate
JSC — Joint-Stock Company
LIBOR— London Interbank Offered Rate
LLLP — Limited Liability Limited Partnership
L.P. — Limited Partnership
MTN — Medium Term Note
MIBOR — Mumbai Interbank Offered Rate
MXN TIIE — Mexican Interbank TIIE 28-Day
NIBOR — Norwegian Interbank Offered Rate
NVDR — Non-voting Depository Receipt
OIS — Overnight Index Swap
OTC — Over The Counter
PIK — Payment-in-Kind
PO — Principal Only
PRIBOR — Prague Interbank Offered Rate
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFRRATE — U.S. SOFR

SEI Institutional International Trust

SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Custom SOFR Index
SONIA — Sterling Overnight Index Average
SONIO/N — SONIA Interest Rate Benchmark
SPDR — Standard & Poor's Depository Receipt
STACR — Structured Agency Credit Risk
TBA — To Be Announced
TSFR3M— CME Term SOFR 3 Month
TELBOR — Tel Aviv Interbank Offered Rate
US0003M— ICE LIBOR USD 3 Month
USSW5— USD Swap Semi 30/360 5 Year Currency
WIBOR— Warsaw Interbank Offered Rate

SEI Institutional International Trust

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

September 30, 2024

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Assets:
Investments, at value †	$3,948,805	$1,586,610	$414,891	$1,043,952
Affiliated investments, at value ††	61,716	15,496	–	–
Cash	57,630	7,634	3,356	15,076
Cash pledged as collateral for forward foreign currency contracts	–	–	6,610	–
Cash pledged as collateral for futures contracts	4,657	575	1,414	1,422
Cash pledged as collateral on centrally cleared swap contracts	–	–	1,855	5,052
Cash pledged as collateral on OTC swap contracts	–	–	880	990
Foreign currency, at value †††	7,456	6,568	4,460	2,130
Receivable for fund shares sold	566	198	73	127
Receivable for investment securities sold	17,538	8,204	5,298	10,063
Dividends and interest receivable	9,389	3,960	4,396	19,389
Unrealized gain on forward foreign currency contracts	–	–	4,030	9,832
Unrealized gain on foreign spot currency contracts	–	–	242	12
Due from broker	–	–	–	9
OTC Swap contracts, at value ††††	–	–	–	495
Foreign tax reclaim receivable	21,923	238	–	–
Receivable for variation margin	80	–	413	328
Prepaid expenses	41	16	5	12
Total Assets	4,129,801	1,629,499	447,923	1,108,889
Liabilities:
Payable for investment securities purchased	19,403	7,403	7,448	11,129
Payable for fund shares redeemed	2,954	3,061	191	679
OTC Swap contracts, at value ††††	4,515	–	–	134
Payable for variation margin	1,145	258	116	633
Administration fees payable	867	341	99	315
Unrealized loss on foreign currency spot contracts	29	4	119	92
Unrealized loss on forward foreign currency contracts	–	–	9,914	6,729
Trustees fees payable	1	1	–	–
Chief compliance officer fees payable	17	6	2	5
Administrative servicing fees payable	4	–	–	–
Shareholder servicing fees payable	185	285	–	204
Investment advisory fees payable	1,665	882	107	330
Accrued expense payable	398	509	208	319
Accrued foreign capital gains tax on appreciated securities	–	6,980	–	–
Total Liabilities	31,183	19,730	18,204	20,569
Net Assets	$4,098,618	$1,609,769	$429,719	$1,088,320
† Cost of investments	$3,194,813	$1,275,545	$418,717	$1,032,384
†† Cost of affiliated investments	61,716	15,496	–	–
††† Cost of foreign currency	7,431	6,188	4,553	2,282
†††† Cost (premiums received)	–	–	–	629

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands) (Concluded)

September 30, 2024

	International Equity Fund		Emerging Markets Equity Fund		International Fixed Income Fund		Emerging Markets Debt Fund
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$3,107,853		$1,422,355		$490,695		$1,350,225
Total distributable earnings/(loss)	990,765		187,414		(60,976)		(261,905)
Net Assets	$4,098,618		$1,609,769		$429,719		$1,088,320
Net Asset Value, Offering and Redemption Price Per Share — Class F	$13.33		$12.17		$8.97		$9.14
	($3,680,807,899 ÷ 276,106,246 shares	)	($1,459,994,388 ÷ 119,933,495 shares	)	($385,078,518 ÷ 42,941,824 shares	)	($994,439,478 ÷ 108,786,756 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$13.36		N/A		N/A		N/A
	($961,214 ÷ 71,968 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$13.34		$12.19		$9.03		$9.06
	($416,849,020 ÷ 31,253,949 shares	)	($149,775,034 ÷ 12,290,552 shares	)	($44,640,184 ÷ 4,945,609 shares	)	($93,880,854 ÷ 10,357,684 shares	)

N/A — Not applicable. Share classes currently not offered.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust

STATEMENTS OF OPERATIONS ($ Thousands)

For the year ended September 30, 2024

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Investment Income:
Dividends	$131,871	$52,208	$–	$–
Income from affiliated investments(1)	2,167	959	–	–
Interest income	2,878	949	14,127	82,788
Security lending income — net(2)(3)	287	39	–	86
Less: foreign taxes withheld	(14,139)	(6,490)	(167)	(741)
Total Investment Income	123,064	47,665	13,960	82,133
Expenses:
Investment advisory fees	19,785	12,633	1,318	7,303
Administration fees	12,089	5,985	1,750	4,504
Shareholder servicing fees — Class F	8,830	3,411	980	2,597
Shareholder servicing fees — Class I	2	–	–	–
Administrative servicing fees — Class I	2	–	–	–
Printing fees	504	194	56	146
Custodian/wire agent fees	459	737	162	489
Professional fees	196	77	21	54
Registration fees	113	47	16	35
Trustees' fees	93	36	11	27
Chief compliance officer fees	33	13	4	9
Other expenses	167	105	128	215
Total Expenses	42,273	23,238	4,446	15,379
Less:
Waiver of investment advisory fees	–	(234)	–	(2,599)
Waiver of administration fees	(162)	(1,591)	(131)	(475)
Waiver of shareholder servicing fees — Class F	(71)	–	–	–
Net Expenses	42,040	21,413	4,315	12,305
Net Investment Income	81,024	26,252	9,645	69,828
Net Realized Gain (Loss) on:
Investments	260,572	40,815	(14,641)	(28,027)
Affiliated investments	(53)	(1)	–	(6)
Futures contracts	8,088	1,454	884	1,964
Swap contracts	21,372	–	(264)	(2,120)
Purchased option contracts	–	–	(3)	–
Capital gains tax	(228)	(4,797)	–	–
Foreign currency transactions	513	(1,110)	(16,090)	(13,581)
Forward foreign currency contracts	–	–	4,243	(1,774)
Net Realized Gain (Loss)	290,264	36,361	(25,871)	(43,544)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	512,105	245,486	65,755	156,693
Affiliated investments	(38)	(7)	–	(5)
Futures contracts	1,091	1,679	(326)	(45)
Purchased option contracts	–	–	(1)	–
Swap contracts	(5,275)	–	483	323
Foreign capital gains tax on appreciated securities	–	(4,672)	–	–
Foreign currency translation of other assets and liabilities denominated in foreign currencies	1,220	351	245	(29)
Forward foreign currency contracts	–	–	(12,397)	3,347
Net Change in Unrealized Appreciation (Depreciation)	509,103	242,837	53,759	160,284
Net Increase in Net Assets Resulting from Operations	$880,391	$305,450	$37,533	$186,568

(1) See Note 5 in the Notes to Financial Statements for additional information.

(2) Income is from the investment of collateral in an affiliated security.

(3) See Note 9 in the Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended September 30,

	International Equity Fund		Emerging Markets Equity Fund
	2024	2023	2024	2023
Operations:
Net investment income	$81,024	$79,481	$26,252	$26,894
Net realized gain (loss)	290,264	38,587	36,361	(26,363)
Net change in unrealized appreciation (depreciation)	509,103	813,706	242,837	166,523
Net Increase in Net Assets Resulting from Operations	880,391	931,774	305,450	167,054
Distributions:
Class F	(72,176)	(62,491)	(20,675)	(26,873)
Class I	(18)	(13)	N/A	N/A
Class Y	(8,619)	(6,541)	(2,632)	(2,793)
Total Dividends	(80,813)	(69,045)	(23,307)	(29,666)
Capital Share Transactions:
Class F:
Proceeds from shares issued	411,545	305,764	293,472	158,803
Reinvestment of dividends & distributions	66,280	57,189	18,879	24,547
Cost of shares redeemed	(932,981)	(849,649)	(374,757)	(272,116)
Net Decrease from Class F Transactions	(455,156)	(486,696)	(62,406)	(88,766)
Class I:
Proceeds from shares issued	11	33	N/A	N/A
Reinvestment of dividends & distributions	10	7	N/A	N/A
Cost of shares redeemed	(179)	(47)	N/A	N/A
Net Decrease from Class I Transactions	(158)	(7)	N/A	N/A
Class Y:
Proceeds from shares issued	41,659	72,817	20,826	37,799
Reinvestment of dividends & distributions	8,004	6,256	2,449	2,642
Cost of shares redeemed	(76,567)	(86,696)	(40,461)	(30,224)
Net Increase (Decrease) from Class Y Transactions	(26,904)	(7,623)	(17,186)	10,217
Net Decrease in Net Assets Derived from Capital Share Transactions	(482,218)	(494,326)	(79,592)	(78,549)
Net Increase in Net Assets	317,360	368,403	202,551	58,839
Net Assets:
Beginning of Year	3,781,258	3,412,855	1,407,218	1,348,379
End of Year	$4,098,618	$3,781,258	$1,609,769	$1,407,218
Capital Share Transactions:
Class F:
Shares issued	34,994	28,850	27,103	15,536
Reinvestment of distributions	5,709	5,730	1,784	2,484
Shares redeemed	(78,713)	(80,173)	(34,398)	(26,566)
Total Class F Transactions	(38,010)	(45,593)	(5,511)	(8,546)
Class I:
Shares issued	1	3	N/A	N/A
Reinvestment of distributions	1	—	N/A	N/A
Shares redeemed	(15)	(4)	N/A	N/A
Total Class I Transactions	(13)	(1)	N/A	N/A
Class Y:
Shares issued	3,508	6,854	1,922	3,635
Reinvestment of distributions	690	627	232	268
Shares redeemed	(6,493)	(8,328)	(3,691)	(2,987)
Total Class Y Transactions	(2,295)	(847)	(1,537)	916
Net Decrease in Shares Outstanding from Share Transactions	(40,318)	(46,441)	(7,048)	(7,630)

N/A — Not applicable. Share classes currently not offered.
Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands) (Concluded)

For the years ended September 30,

	International Fixed Income Fund		Emerging Markets Debt Fund
	2024	2023	2024	2023
Operations:
Net investment income	$9,645	$6,371	$69,828	$72,608
Net realized gain (loss)	(25,871)	(31,437)	(43,544)	(112,613)
Net change in unrealized appreciation (depreciation)	53,759	34,696	160,284	194,969
Net Increase in Net Assets Resulting from Operations	37,533	9,630	186,568	154,964
Distributions:
Class F	—	(45,431)	(56,865)	(44,127)
Class Y	—	(7,756)	(5,453)	(3,919)
Total Dividends	—	(53,187)	(62,318)	(48,046)
Capital Share Transactions:
Class F:
Proceeds from shares issued	55,633	50,139	106,380	142,379
Reinvestment of dividends & distributions	—	41,818	50,774	39,313
Cost of shares redeemed	(88,862)	(80,361)	(379,686)	(287,416)
Net Increase (Decrease) from Class F Transactions	(33,229)	11,596	(222,532)	(105,724)
Class Y:
Proceeds from shares issued	4,711	10,293	11,669	32,153
Reinvestment of dividends & distributions	—	7,508	4,817	3,591
Cost of shares redeemed	(18,151)	(30,118)	(24,736)	(35,099)
Net Increase (Decrease) from Class Y Transactions	(13,440)	(12,317)	(8,250)	645
Net Decrease in Net Assets Derived from Capital Share Transactions	(46,669)	(721)	(230,782)	(105,079)
Net Increase (Decrease) in Net Assets	(9,136)	(44,278)	(106,532)	1,839
Net Assets:
Beginning of Year	438,855	483,133	1,194,852	1,193,013
End of Year	$429,719	$438,855	$1,088,320	$1,194,852
Capital Share Transactions:
Class F:
Shares issued	6,445	5,887	12,418	17,362
Reinvestment of distributions	—	5,129	6,011	4,752
Shares redeemed	(10,258)	(9,279)	(44,187)	(35,011)
Total Class F Transactions	(3,813)	1,737	(25,758)	(12,897)
Class Y:
Shares issued	542	1,185	1,375	3,921
Reinvestment of distributions	—	919	574	437
Shares redeemed	(2,112)	(3,474)	(2,933)	(4,294)
Total Class Y Transactions	(1,570)	(1,370)	(984)	64
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(5,383)	367	(26,742)	(12,833)

Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust

FINANCIAL HIGHLIGHTS

For the years ended September 30

For a Share Outstanding Throughout Each Year or Period

	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year($ Thousands)	Ratio of Net Expenses to Average Net Assets*	Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
International Equity Fund
Class F
2024	$10.87	$0.24	$2.46	$2.70	$(0.24)	$—	$(0.24)	$13.33	25.13%	$3,680,808	1.10%	1.10%	2.04%	72%
2023	8.66	0.21	2.18	2.39	(0.18)	—	(0.18)	10.87	27.81	3,415,372	1.10	1.11	1.99	87
2022	13.57	0.21	(3.38)	(3.17)	(0.23)	(1.51)	(1.74)	8.66	(26.82)	3,114,144	1.09	1.09	1.91	108
2021	10.86	0.16	2.67	2.83	(0.12)	—	(0.12)	13.57	26.18	4,242,911	1.08	1.08	1.19	105
2020	10.68	0.10	0.28	0.38	(0.20)	—	(0.20)	10.86	3.44	3,568,373	1.11	1.11	0.94	102
Class I
2024	$10.90	$0.21	$2.46	$2.67	$(0.21)	$—	$(0.21)	$13.36	24.78%	$961	1.35%	1.35%	1.78%	72%
2023	8.67	0.19	2.19	2.38	(0.15)	—	(0.15)	10.90	27.63	929	1.36	1.36	1.76	87
2022	13.59	0.17	(3.38)	(3.21)	(0.20)	(1.51)	(1.71)	8.67	(27.05)	743	1.34	1.34	1.44	108
2021	10.87	0.12	2.69	2.81	(0.09)	—	(0.09)	13.59	25.91	1,611	1.33	1.33	0.93	105
2020	10.68	0.07	0.28	0.35	(0.16)	—	(0.16)	10.87	3.19	1,350	1.36	1.36	0.63	102
Class Y
2024	$10.88	$0.28	$2.45	$2.73	$(0.27)	$—	$(0.27)	$13.34	25.42%	$416,849	0.85%	0.85%	2.31%	72%
2023	8.66	0.24	2.19	2.43	(0.21)	—	(0.21)	10.88	28.26	364,957	0.86	0.86	2.26	87
2022	13.58	0.24	(3.39)	(3.15)	(0.26)	(1.51)	(1.77)	8.66	(26.70)	297,968	0.84	0.84	2.17	108
2021	10.86	0.19	2.68	2.87	(0.15)	—	(0.15)	13.58	26.55	393,903	0.83	0.83	1.44	105
2020	10.68	0.12	0.29	0.41	(0.23)	—	(0.23)	10.86	3.68	330,069	0.86	0.86	1.16	102
Emerging Markets Equity Fund
Class F
2024	$10.10	$0.19	$2.05	$2.24	$(0.17)	$—	$(0.17)	$12.17	22.43%	$1,459,994	1.44%	1.57%	1.72%	70%
2023	9.18	0.19	0.94	1.13	(0.21)	—	(0.21)	10.10	12.32	1,267,365	1.68	1.78	1.82	95
2022	14.23	0.14	(3.96)	(3.82)	(0.15)	(1.08)	(1.23)	9.18	(29.26)	1,229,709	1.71	1.81	1.21	93
2021	12.06	0.11	2.14	2.25	(0.08)	—	(0.08)	14.23	18.63	1,786,493	1.70	1.80	0.73	100
2020	11.21	0.05	0.93	0.98	(0.13)	—	(0.13)	12.06	8.75	1,542,551	1.71	1.81	0.43	90
Class Y
2024	$10.11	$0.21	$2.07	$2.28	$(0.20)	$—	$(0.20)	$12.19	22.82%	$149,775	1.19%	1.32%	1.94%	70%
2023	9.19	0.21	0.94	1.15	(0.23)	—	(0.23)	10.11	12.63	139,853	1.43	1.53	2.02	95
2022	14.25	0.18	(3.98)	(3.80)	(0.18)	(1.08)	(1.26)	9.19	(29.10)	118,670	1.46	1.56	1.50	93
2021	12.07	0.14	2.15	2.29	(0.11)	—	(0.11)	14.25	18.96	153,789	1.45	1.55	0.98	100
2020	11.22	0.08	0.93	1.01	(0.16)	—	(0.16)	12.07	8.99	134,682	1.46	1.56	0.66	90

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 5 in Notes to Financial Statements.
**	See Note 5 in Notes to Financial Statements.
(1)	Per share calculated using average shares.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust

FINANCIAL HIGHLIGHTS

For the years ended September 30

For a Share Outstanding Throughout Each Year or Period

	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year($ Thousands)	Ratio of Net Expenses to Average Net Assets*	Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
International Fixed Income Fund
Class F
2024	$8.23	$0.19	$0.55	$0.74	$—	$—	$—	$8.97	8.99%	$385,079	1.01%	1.04%	2.17%	167%
2023	9.13	0.11	0.05	0.16	(1.05)	(0.01)	(1.06)	8.23	1.88	384,986	1.02	1.06	1.35	44
2022	10.37	0.05	(1.08)	(1.03)	(0.08)	(0.13)	(0.21)	9.13	(10.15)	410,864	1.02	1.07	0.53	47
2021	10.46	0.03	(0.12)	(0.09)	—	— ^	—	10.37	(0.83)	485,178	1.02	1.07	0.32	65
2020	10.73	0.03	0.04	0.07	(0.26)	(0.08)	(0.34)	10.46	0.73	445,864	1.02	1.08	0.29	64
Class Y
2024	$8.27	$0.21	$0.55	$0.76	$—	$—	$—	$9.03	9.19%	$44,640	0.76%	0.79%	2.41%	167%
2023	9.16	0.14	0.05	0.19	(1.07)	(0.01)	(1.08)	8.27	2.30	53,870	0.77	0.81	1.59	44
2022	10.41	0.08	(1.10)	(1.02)	(0.10)	(0.13)	(0.23)	9.16	(10.00)	72,269	0.77	0.82	0.78	47
2021	10.47	0.06	(0.12)	(0.06)	—	— ^	—	10.41	(0.54)	76,381	0.77	0.82	0.57	65
2020	10.75	0.06	0.03	0.09	(0.29)	(0.08)	(0.37)	10.47	0.88	68,664	0.77	0.83	0.54	64
Emerging Markets Debt Fund
Class F
2024	$8.19	$0.53	$0.88	$1.41	$(0.46)	$—	$(0.46)	$9.14	17.75%	$994,439	1.11%	1.38%	6.16%	103%
2023	7.52	0.48	0.51	0.99	(0.32)	—	(0.32)	8.19	13.13	1,102,419	1.30	1.56	5.79	95
2022	10.06	0.40	(2.78)	(2.38)	(0.16)	—	(0.16)	7.52	(24.04)	1,108,531	1.36	1.62	4.52	88
2021	9.80	0.40	0.06	0.46	(0.20)	—	(0.20)	10.06	4.71	1,433,739	1.36	1.61	3.87	91
2020	9.93	0.40	(0.45)	(0.05)	(0.08)	—	(0.08)	9.80	(0.53)	1,374,566	1.36	1.61	4.07	95
Class Y
2024	$8.15	$0.55	$0.86	$1.41	$(0.50)	$—	$(0.50)	$9.06	17.95%	$93,881	0.86%	1.13%	6.43%	103%
2023	7.49	0.50	0.51	1.01	(0.35)	—	(0.35)	8.15	13.50	92,433	1.05	1.31	6.08	95
2022	10.03	0.42	(2.77)	(2.35)	(0.19)	—	(0.19)	7.49	(23.87)	84,482	1.11	1.37	4.77	88
2021	9.79	0.42	0.07	0.49	(0.25)	—	(0.25)	10.03	4.98	107,402	1.11	1.36	4.12	91
2020	9.92	0.42	(0.45)	(0.03)	(0.10)	—	(0.10)	9.79	(0.33)	98,869	1.11	1.36	4.33	95

^	Amount represents less than $0.005.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 5 in Notes to Financial Statements.
**	See Note 5 in Notes to Financial Statements.
(1)	Per share calculated using average shares.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

1. ORGANIZATION

SEI Institutional International Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated June 30, 1988.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with four funds: International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Emerging Markets Debt Fund (together the “Funds”) each of which are diversified Funds with the exception of the International Fixed Income Fund and the Emerging Markets Debt Fund. Each Fund’s prospectus provides a description of its investment goal, principal investment strategies and risks. The assets of each Fund are segregated, and a Shareholder's interest is limited to the Fund in which shares are held. The Trust is registered to offer Class F (formerly Class A) and Class Y shares of each of the Funds and Class I shares of the International Equity Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The Funds are investment companies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC has appointed a Valuation Committee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and Pricing Policy (together the “Policy”).

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable Net Asset Value (“NAV”) per share, with the exception of ETFs, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s NAV is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, or in the case of an equity tranche of a CDO/CLO, a Fund will value the securities using a bid price from at least one independent broker.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Policy until an independent source can be secured. Debt securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides

SEI Institutional International Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time the Fund calculates its NAV, the settlement price may not be available at the time at which a Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify SIMC, as Valuation Designee, if it receives such notification from a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Policy provides that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”). However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of a Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not "readily available" are valued in accordance with Rule 2a-5 and the Policy.

The Valuation Designee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Fair Value Procedures, the Valuation Designee will determine the value after taking into consideration relevant information reasonably available to the Valuation Designee. Examples of factors the Valuation Designee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Valuation Designee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

The International Equity and Emerging Markets Equity Funds use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the International Equity and Emerging Markets Equity Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval,” which is used to determine the level of historical correlation between the value of a specific foreign security and

SEI Institutional International Trust

movements in the U.S. market before a particular security will be fair-valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the International Equity and Emerging Markets Equity Funds shall value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the vendor. Additionally, if a local market in which the International Equity or Emerging Markets Equity Funds own securities is closed for one or more days (scheduled or unscheduled) while the Fund is open, and if such securities in a Fund’s portfolio exceed the predetermined confidence interval discussed above, then such Fund shall value such securities based on the fair value prices provided by the vendor.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that a Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates NAV, it may request that a Committee meeting be called. In addition, with respect to certain securities, the Funds’ administrator performs price comparisons and price movement review (among other processes), to monitor the pricing data supplied by various sources. Any identified discrepancies are researched and subject to the procedures described above.

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The valuation techniques used by the Funds to measure fair value during the year ended September 30, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended September 30, 2024, there have been no significant changes to the inputs or the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions

SEI Institutional International Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash and cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

Classes —Class-specific expenses are borne by that class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investment securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions, speculative purposes or anticipated fund positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes. The Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of September 30, 2024, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. To the extent consistent with its investment objective and strategies, a Fund may utilize futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns and may also utilize futures contracts to efficiently assist in managing the Funds’ duration and yield curve exposure. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is held. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of September 30, 2024, if applicable.

Options/Swaptions Written/Purchased — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against

SEI Institutional International Trust

fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open option/swaption contracts as of September 30, 2024, if applicable.

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund may invest in swap contracts as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit default swaps involve the periodic payment by a Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on SOFR (Secured Overnight Financing Rate) or some other form of index on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or losses. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements, securities/cash may be set aside as collateral by the Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio; protect a Fund’s value from changes in interest rates; or expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

SEI Institutional International Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Schedule of Investments or the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

Counterparty risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. Refer to each Fund’s Schedule of Investments for details regarding open swap contracts as of September 30, 2024, if applicable.

Delayed Delivery Transactions — A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Loan Participations and Brady Bonds — To the extent consistent with its investment objective and strategies, a Fund may invest in U.S. dollar-denominated fixed- and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in a Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds”, are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Dividends and Distributions to Shareholders — The International Equity, Emerging Markets Equity and International Fixed Income Funds will distribute substantially all of their net investment income and all net realized capital gains, if any, at least annually. The Emerging Markets Debt Fund will distribute substantially all of its net investment income, if any, at least quarterly and all net realized gains, if any, at least annually. All dividends and distributions are recorded on ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to

SEI Institutional International Trust

an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are calculated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

SEI Institutional International Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

4. DERIVATIVE CONTRACTS

The following tables show the derivatives categorized by underlying risk exposure. The fair value of derivative instruments as of period end was as follows ($ Thousand):

	Asset Derivatives			Liability Derivatives
	Year ended September 30, 2024			Year ended September 30, 2024
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
International Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$816	*	Unrealized depreciation on futures contracts	$178	*
	Unrealized appreciation on swap contracts	—	†	Unrealized depreciation on swap contracts	4,515	†
Total derivatives not accounted for as hedging instruments		$816			$4,693

Emerging Markets Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$912	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$912			$—

International Fixed Income Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$356	*	Unrealized depreciation on futures contracts	$915	*
	Unrealized appreciation on swaps contracts	392	†	Unrealized depreciation on swaps contracts	281	†
Credit Contracts	Unrealized appreciation on swaps contracts	20	†	Unrealized depreciation on swaps contracts	—	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	4,030		Unrealized loss on forward foreign currency contracts	9,914
Total derivatives not accounted for as hedging instruments		$4,798			$11,110

Emerging Markets Debt Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$28	*	Unrealized depreciation on futures contracts	$337	*
	Unrealized appreciation on swaps contracts	$99	†	Unrealized depreciation on swaps contracts	$98	†
	Unrealized appreciation on swaps contracts	$1,579	†	Unrealized depreciation on swaps contracts	$2,147	†
Credit Contracts	Unrealized appreciation on swaps contracts	36	†	Unrealized depreciation on swaps contracts	305	†
	Unrealized appreciation on swaps contracts	—	†	Unrealized depreciation on swaps contracts	58	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	9,832		Unrealized loss on forward foreign currency contracts	6,729
Total derivatives not accounted for as hedging instruments		$11,574			$9,674

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

† Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for OTC swap contracts that have paid premiums. For centrally cleared swap contracts current days variation margin is reported within the Statements of Assets & Liabilities.

SEI Institutional International Trust

The effect of derivative instruments on the Statements of Operations for the year ended September 30, 2024:

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions		Written Options and Swaptions		Futures		Forward Currency Contracts		Swaps		Total
International Equity Fund	$		$		$		$		$		$
Equity contracts		—		—		8,088		—		21,372		29,460
Total		$—		$—		$8,088		$—		$21,372		$29,460

Emerging Markets Equity Fund	$		$		$		$		$		$
Equity contracts		—		—		1,454		—		—		1,454
Total		$—		$—		$1,454		$—		$—		$1,454

International Fixed Income Fund	$		$		$		$		$		$
Interest rate contracts		—		—		884		—		(78)		806
Foreign exchange contracts		—		—		—		4,243		—		4,243
Credit contracts		—		—		—		—		(186)		(186)
Equity contracts		(3)		—		—		—		—		(3)
Total		$(3)		$—		$884		$4,243		$(264)		$4,860

Emerging Markets Debt Fund	$		$		$		$		$		$
Interest rate contracts		—		—		1,964		—		(1,658)		306
Foreign exchange contracts		—		—		—		(1,774)		—		(1,774)
Credit contracts		—		—		—		—		(462)		(462)
Total		$—		$—		$1,964		$(1,774)		$(2,120)		$(1,930)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions		Written Options and Swaptions		Futures		Forward Currency Contracts		Swaps		Total
International Equity Fund	$		$		$		$		$		$
Equity contracts		—		—		1,091		—		(5,275)		(4,184)
Total		$—		$—		$1,091		$—		$(5,275)		$(4,184)

Emerging Markets Equity Fund	$		$		$		$		$		$
Equity contracts		—		—		1,679		—		—		1,679
Total		$—		$—		$1,679		$—		$–		$1,679

International Fixed Income Fund	$		$		$		$		$		$
Interest rate contracts		—		—		(326)		—		463		137
Foreign exchange contracts		—		—		—		(12,397)		—		(12,397)
Credit contracts		—		—		—		—		20		20
Equity contracts		(1)		—		—		—		—		(1)
Total		$(1)		$—		$(326)		$(12,397)		$483		$(12,241)

Emerging Markets Debt Fund	$		$		$		$		$		$
Interest rate contracts		—		—		(45)		—		650		605
Foreign exchange contracts		—		—		—		3,347		—		3,347
Credit contracts		—		—		—		—		(327)		(327)
Total		$—		$—		$(45)		$3,347		$323		$3,625

SEI Institutional International Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets in the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

SEI Institutional International Trust

The following is a summary of the variation margin of exchange-traded or centrally cleared financial derivative instruments of the Funds as of September 30, 2024 ($ Thousands):

	Financial Derivatives Assets			Financial Derivatives Liabilities
	Variation Margin Asset			Variation Margin Liability
Fund	Futures	Swap Agreements	Total	Futures	Swap Agreements	Total
International Equity Fund	$80	$—	$80	$1,145	$—	$1,145
Emerging Markets Equity Fund	—	—	—	258	—	258
International Fixed Income Fund	309	104	413	71	45	116
Emerging Markets Debt Fund	—	328	328	136	497	633

Cash pledged as collateral for exchange-traded and centrally cleared derivative instruments as of September 30, 2024 amounted to $4,657 ($ Thousands) for the International Equity Fund. Cash pledged as collateral for exchange-traded and centrally cleared derivative instruments as of September 30, 2024 amounted to $575 ($ Thousands) for the Emerging Markets Equity Fund. Cash pledged as collateral for exchange-traded and centrally cleared derivative instruments as of September 30, 2024 amounted to $3,269 ($ Thousands) for the International Fixed Income Fund. Cash pledged as collateral for exchange-traded and centrally cleared derivative instruments as of September 30, 2024 amounted to $6,474 ($ Thousands) for the Emerging Markets Debt Fund.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by derivative type of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2024 ($ Thousands):

	Financial Derivative Assets			Financial Derivative Liabilities
International Equity Fund	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged*	Net Exposures^
Morgan Stanley	$—	$—	$—	$—	$4,515	$4,515	$(4,515)	$—	$ (4,515)
Total Over the Counter	$—	$—	$—	$—	$4,515	$4,515

	Financial Derivative Assets			Financial Derivative Liabilities
International Fixed Income Fund	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged*	Net Exposures^
Bank of America	$11	$—	$11	$28	$—	$28	$(17)	$—	$ (17)
Barclays PLC	374	—	374	557	—	557	(183)	—	(183)
BMO	—	—	—	—	—	—	—	—	—
BNP Paribas	232	—	232	934	—	934	(702)	—	(702)
Brown Brothers Harriman	—	—	—	3,354	—	3,354	(3,354)	—	(3,354)
CIBC	2	—	2	7	—	7	(5)	—	(5)
Citigroup	406	—	406	383	—	383	23	—	23
Commonwealth Bank Of Australia	2	—	2	6	—	6	(4)	—	(4)
Credit Agricole	10	—	10	1	—	1	9	—	9
Deutsche Bank	—	—	—	46	—	46	(46)	—	(46)
Goldman Sachs	177	—	177	178	—	178	(1)	—	(1)

SEI Institutional International Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

	Financial Derivative Assets			Financial Derivative Liabilities
International Fixed Income Fund	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged*	Net Exposures^
HSBC	$253	$—	$253	$91	$—	$91	$162	—	162
JPMorgan Chase Bank	558	—	558	1,827	—	1,827	(1,269)	880	(389)
Merrill Lynch	409	—	409	764	—	764	(355)	—	(355)
Midland Walwyn Capital Inc.	80	—	80	37	—	37	43	—	43
Morgan Stanley	709	—	709	557	—	557	152	—	152
National Bank of Australia	—	—	—	17	—	17	(17)	—	(17)
NatWest Markets, Inc.	—	—	—	194	—	194	(194)	—	(194)
Nomura Securities International	141	—	141	24	—	24	117	—	117
RBC	104	—	104	104	—	104	—	—	—
RBS	1	—	1	—	—	—	1	—	1
SCB Securities	9	—	9	66	—	66	(57)	—	(57)
Societe Generale	30	—	30	31	—	31	(1)	—	(1)
Standard Chartered	75	—	75	15	—	15	60	—	60
State Street	77	—	77	62	—	62	15	—	15
TD Securities	76	—	76	104	—	104	(28)	—	(28)
UBS	263	—	263	490	—	490	(227)	—	(227)
Wells Fargo	—	—	—	30	—	30	(30)	—	(30)
Westpac Banking	31	—	31	7	—	7	24	—	24
Total Over the Counter	$4,030	$—	$4,030	$9,914	$—	$9,914

	Financial Derivative Assets			Financial Derivative Liabilities
Emerging Markets Debt Fund	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged*	Net Exposures^
Banc One Capital Markets Inc.	$60	$—	$60	$177	$—	$177	$(117)	$—	$(117)
Barclays PLC	1,165	—	1,165	739	—	739	426	280	706
BNP Paribas	698	6	704	352	—	352	352	—	352
Citibank	—	93	93	—	—	—	93	—	93
Citigroup	1,411	—	1,411	1,083	—	1,083	328	—	328
Deutsche Bank	—	—	—	38	—	38	(38)	—	(38)
Goldman Sachs	802	—	802	1,143	—	1,143	(341)	341	—
JPMorgan Chase	—	6	6	—	98	98	(92)	92	—
JPMorgan Chase Bank	3,314	—	3,314	2,038	—	2,038	1,276	—	1,276
Merrill Lynch	500	—	500	1	—	1	499	—	499
Midland Walwyn Capital Inc.	925	—	925	146	—	146	779	—	779
Morgan Stanley	8	30	38	54	305	359	(321)	—	(321)
SCB Securities	51	—	51	25	—	25	26	—	26
Standard Bank	862	—	862	927	—	927	(65)	30	(35)
State Street	36	—	36	6	—	6	30	—	30
Total Over the Counter	$9,832	$135	$9,967	$6,729	$403	$7,132

^ Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

* Excess collateral pledged is not shown for financial reporting purposes.

SEI Institutional International Trust

The following table discloses the average quarterly balances of the Funds’ derivative activity during the year ended September 30, 2024 ($ Thousands):

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Futures Contracts:
Average Notional Balance Long	$45,872	$19,597	$60,664	$52,721
Average Notional Balance Short	–	–	74,809	20,762
Forward Foreign Currency Contracts:
Average Notional Balance Long	–	–	917,685	681,240
Average Notional Balance Short	–	–	919,399	680,368
Credit Default Swaps:
Average Notional Balance Buy Protection	–	–	14,403	29,687
Total Return Swaps
Average Notional Balance Long	12,741	–	–	–
Average Notional Balance Short	–	–	–	–
Interest Rate Swaps
Average Notional Balance	–	–	43,564	220,840

5. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each fund.

SEI Investments Global Funds Services (the “Administrator”) provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of each fund.

SEI Investments Distribution Co. (the “Distributor”) is the distributor of the shares of the Funds. The Funds have adopted a shareholder services plan and agreement (the Service Plan) with respect to Class F (formerly Class A) and Class I Shares that allows such shares to pay service providers a fee, based on average daily net assets of each respective Class of Shares, in connection with the ongoing servicing of shareholder accounts owning such shares. The International Equity Fund has also adopted an administrative services plan and agreement (the Administrative Service Plan) with respect to Class I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of the Class I Shares, in connection with ongoing administrative services for shareholder accounts owning such Shares.

The Service Plan and Administrative Service Plan provide that shareholder service fees and administrative service fees, respectively, on Class F (formerly Class A) and Class I Shares will be paid to the Distributor, which may then be used by the Distributor to compensate financial intermediaries for providing shareholder services and administrative services, as applicable, with respect to the Shares.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustees fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (AFFE). The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time.

The following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each Fund:

	Advisory Fee	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
International Equity Fund
Class F	0.51%	0.25%	—	1.07	%**
Class I	0.51%	0.25%	0.25%	1.32	%**
Class Y	0.51%	—	—	0.82	%**
Emerging Markets Debt Fund*

SEI Institutional International Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

	Advisory Fee	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
Class F	0.70%	0.25%	—	1.26	%***
Class Y	0.70%	—	—	1.01	%***
International Fixed Income Fund
Class F	0.30%	0.25%	—	0.96	%†
Class Y	0.30%	—	—	0.71	%†
Emerging Markets Debt Fund*
Class F	0.60%	0.25%	—	1.06	%††
Class Y	0.60%	—	—	0.81	%††

* Prior to September 1, 2024, the advisory fees were 0.85% and 0.65% for Emerging Markets Equity Fund and Emerging Markets Debt Fund, respectively

** Prior to September 1, 2024, the voluntary expense limitation was 1.15%, 1.40% and 0.90% for International Equity Fund Class F, Class I and Class Y, respectively.

*** Prior to September 1, 2024, the voluntary expense limitation was 1.46% and 1.21% for Emerging Markets Equity Fund Class F and Class Y, respectively.

† Prior to September 1, 2024, the voluntary expense limitation was 1.01% and 0.76% for International Fixed Income Fund Class F and Class Y, respectively.

†† Prior to September 1, 2024, the voluntary expense limitation was 1.11% and 0.86% for Emerging Markets Debt Fund Class F and Class Y, respectively.

The following is a summary of annual fees payable to the Administrator prior to September 1, 2024:

	First $1.5 Billion of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Over $3 Billion of Assets
International Equity Fund	0.400%	0.340%	0.280%	0.235%	0.200%
Emerging Markets Equity Fund	0.400%	0.340%	0.280%	0.235%	0.200%
International Fixed Income Fund	0.400%	0.340%	0.280%	0.235%	0.200%
Emerging Markets Debt Fund	0.400%	0.340%	0.280%	0.235%	0.200%

Effective September 1, 2024, the annual fees payable to the Administrator are as follows:

	First $1.5 Billion of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Over $3 Billion of Assets
International Equity Fund	0.380%	0.340%	0.280%	0.235%	0.200%
Emerging Markets Equity Fund	0.380%	0.340%	0.280%	0.235%	0.200%
International Fixed Income Fund	0.380%	0.340%	0.280%	0.235%	0.200%
Emerging Markets Debt Fund	0.380%	0.340%	0.280%	0.235%	0.200%

Investment Sub-Advisory Agreements — As of September 30, 2024, SIMC has entered into Investment Sub-Advisory Agreements with the following parties:

Investment Sub-Adviser

International Equity Fund

Acadian Asset Management LLC

Causeway Capital Management LLC

Delaware Investments Fund Advisers, a series of Macquarie Asset Management Business Trust

Lazard Asset Management LLC

Pzena Investment Management, LLC

WCM Investment Management LLC

Emerging Markets Equity Fund

Aikya Investment Management Limited

JOHCM (USA) Inc.

Robeco Institutional Asset Management US Inc.

International Fixed Income Fund

Colchester Global Investors Limited

RBC Global Asset Management (UK) Limited

Wellington Management Company LLP

Emerging Markets Debt Fund

Colchester Global Investors Limited

Grantham, Mayo, Van Otterloo & Co. LLC

Marathon Asset Management, L.P.

Neuberger Berman Investment Advisers LLC

Ninety One UK Ltd.

Under the investment sub-advisory agreements, each sub-adviser receives a fee, paid by SIMC.

Brokerage Commissions Paid to Affiliates — The Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

There were no such commissions for the year ended September 30, 2024.

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Fund’s expense ratio, as a percentage of the Fund’s average daily net assets for the year ended September 30, 2024 can be found on the Statement of Operations and Financial Highlights, if applicable.

Investment in Affiliated Securities — The Funds may invest in the SEI Daily Income Trust Government Fund, an

SEI Institutional International Trust

affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. Additionally, the Funds may have invested the cash collateral from the securities lending program in the SEI Liquidity Fund, LP, also an affiliated fund.

Payment to Affiliates — Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, Adviser and/or the Distributor.

The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in The Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. As of and during the year ended September 30, 2024, the Trust has not participated in the Program.

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments, during the year ended September 30, 2024, were as follows:

	International Equity Fund ($ Thousands)	Emerging Markets Equity Fund ($ Thousands)	International Fixed Income Fund ($ Thousands)	Emerging Markets Debt Fund ($ Thousands)
Purchases
U.S. Government	$—	$—	$56,091	$23,460
Other	2,754,777	1,035,153	616,623	1,085,730
Sales
U.S. Government	—	—	44,487	18,598
Other	3,241,318	1,107,457	665,669	1,352,569

7. FEDERAL TAX INFORMATION:

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital and distributable earnings, as appropriate, in the period that the differences arise.

The permanent differences are primarily attributable to different treatment for gains and losses on paydowns of mortgage and asset backed securities for tax purposes, defaulted bond basis adjustments, reclassification of long term capital gain distributions on REIT securities, reclassification of income and expense from swap transactions, gains and losses on passive foreign investment companies, certain foreign currency related transactions. The permanent difference that is charged or credited to Pain-In Capital and Distributable Earnings is primarily related to net operating losses and defaulted bond basis adjustments.

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)
Emerging Markets Debt Fund	$3,501	$3,501
International Fixed Income Fund	$13,211	$(13,211)

SEI Institutional International Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

These reclassifications had no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the last two years were as follows:

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)
International Equity Fund	2024	$80,813	$—	$80,813
	2023	69,045	—	69,045
Emerging Markets Equity Fund	2024	23,307	—	23,307
	2023	29,666	—	29,666
International Fixed Income Fund	2024	—	—	—
	2023	51,577	1,610	53,187
Emerging Markets Debt Fund	2024	62,318	—	62,318
	2023	48,046	—	48,046

As of September 30, 2024, the components of Distributable Earnings (Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
International Equity Fund	$106,611	$192,093	$—	$—	$—	$692,063	$(2)	$990,765
Emerging Markets Equity Fund	43,262	—	(97,899)	—	—	242,052	(1)	187,414
International Fixed Income Fund	—	—	(30,834)	—	(15,318)	(6,516)	(8,308)	(60,976)
Emerging Markets Debt Fund	31,736	—	(259,083)	—	—	(390)	(34,168)	(261,905)

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

During the year ended September 30, 2024, the Emerging Markets Equity Fund utilized capital loss carryforwards of $17,171 to offset capital gains.

The Funds have capital losses carried forward as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
Emerging Markets Equity Fund	97,899	–	97,899
International Fixed Income Fund	8,469	22,365	30,834
Emerging Markets Debt Fund	131,786	127,292	259,078

For Federal income tax purposes, the cost of securities owned at September 30, 2024, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in derivatives, passive foreign investment companies and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at September 30, 2024, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
International Equity Fund	$3,319,486	$836,551	$(144,488)	$692,063
Emerging Markets Equity Fund	1,352,979	386,130	(144,078)	242,052
International Fixed Income Fund	419,737	15,926	(22,410)	(6,484)
Emerging Markets Debt Fund	1,044,832	43,806	(44,199)	(393)

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2024, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

8. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

SEI Institutional International Trust

To the extent consistent with its Investment Strategy, a Fund may have one of more of the following principal risks:

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed-income securities that the Funds acquire.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of a Fund’s investments in active positions in currencies and securities or other investments denominated in, and/or receiving revenues in, foreign currencies and the Fund’s active management of its currency exposures, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund’s active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Current Market Conditions Risk — Current market conditions risk is the risk that a particular investment, or shares of the Funds in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates and expect to continue to do so, and the Federal Reserve has announced that it intends to reverse previously implemented quantitative easing. U.S. regulators have proposed several changes to market and issuer regulations that could directly impact the Funds, and any regulatory changes could adversely impact the Funds' ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United

States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Funds' assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Funds.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value of liquidity of instruments held by the Fund.

SEI Institutional International Trust

NOTES TO FINANCIAL STATEMENTS (Concluded)

September 30, 2024

Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Funds’ actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Funds’ expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancing and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Funds.

Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with the investment strategies of the Funds.

9. SECURITIES LENDING

A Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that a Fund may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan which could give rise to loss because of adverse market actions expenses and/or delays in connection with the disposition of the underlying securities.

SEI Institutional International Trust

Cash collateral received in connection with securities lending is invested in eligible securities by the lending agent. There is no guarantee that these investments will not lose value.

During the year ended September 30, 2024, the Funds’ discontinued using the securities lending program.

10. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of September 30, 2024, SPTC held of record the following:

Fund	Class F	Class I	Class Y
International Equity Fund	95.46%	0.44%	55.02%
Emerging Markets Equity Fund	96.41%	—%	59.55%
International Fixed Income Fund	97.75%	—%	98.93%
Emerging Markets Debt Fund	96.98%	—%	68.62%

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

11. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements as of September 30, 2024.

SEI Institutional International Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Funds and Board of Trustees SEI Institutional International Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of SEI Institutional International Trust, comprised of International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund, and Emerging Markets Debt Fund (collectively, the Funds), including the schedules of investments, as of September 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of September 30, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, transfer agent, agent banks, and brokers or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more SEI Funds investment companies since 2005.

Philadelphia, Pennsylvania

November 27, 2024

SEI Institutional International Trust

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders who do not have a September 30, 2024, taxable year end, this notice is for informational purposes only. For shareholders with a September 30, 2024, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended September 30, 2024, the Funds are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

	(A) Return of Capital	(B) Long Term Capital Gains Distributions (Tax Basis)	(C) Ordinary Income Distributions (Tax Basis)	(D) Total Distributions (Tax Basis)	(E) Dividends Qualifying for Corporate Dividends Rec. Deduction(1)	(F) Qualifying Dividend Income (15% Tax Rate for QDI)(2)	(G) U.S. Government Interest(3)	(H) Interest Related Dividends(4)	(I) Short-Term Capital Gain Dividends(5)
International Equity Fund	0.00%	0.00%	100.00%	100.00%	9.24%	99.47%	0.00%	0.21%	0.00%
Emerging Markets Equity Fund	0.00%	0.00%	100.00%	100.00%	0.01%	72.28%	0.00%	0.42%	0.00%
International Fixed Income Fund	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Emerging Markets Debt Fund	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	1.00%	1.46%	0.00%

The Funds intend to pass through foreign tax credit to shareholders. For the fiscal year ended September 30, 2024, the amount of foreign source income and foreign tax credit are as follows (Thousands):

Fund	Foreign Source Income	Foreign Tax Credit Pass Through
International Equity	$95,292	$11,108
Emerging Markets Equity	37,535	11,030

(1) “Dividends Received Deduction” represent dividends which qualify for the corporate dividends received deduction.

(2) “Qualifying Dividend Income” represent qualifying dividends as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. It is the intention of the Fund to designate the max amount permitted by law.

(3) “U.S. Government Interest” represent the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut or New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of ordinary income distribution. Interest related dividends is exempted from U.S. withholding tax when paid to foreign investors.

(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividend” is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

Items (A), (B), (C) and (D) are based on the percentage of each fund’s total distribution.

Items (E) and (F) are based on the percentage of “Ordinary Income Distributions.”

Item (G) is based on the percentage of gross income of each Fund.

Item (H) is based on the percentage of net investment income distributions.

Item (I) is based on the percentage of short-term capital gains distributions.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

SEI Institutional International Trust

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (FORM N-CSR ITEM 11)

SEI Institutional International Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required, pursuant to an exemptive order that has been granted to the Trust by the Securities and Exchange Commission. In connection with their consideration of such initial approvals and renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve or renew an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve or renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data that was engaged to prepare an assessment of the Funds in connection with the renewal of the Investment Advisory Agreements (the “Broadridge Report”); (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance

SEI Institutional International Trust

over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

At a meeting held on June 24-26, 2024, the Board approved a reduction in contractual investment advisory fees for the Emerging Markets Equity Fund and Emerging Markets Debt Fund and a reduction in the contractual administration fees for the Emerging Markets Equity Fund, Emerging Markets Debt Fund, International Equity Fund and International Fixed Income Fund, all of which went into effect as of September 1, 2024.

At the December 4-6, 2023 meeting of the Board, the Board approved a brief extension of the Advisory Agreement and certain Sub-Advisory Agreements to accommodate a revised Spring meeting schedule. Typically, the Trustees renew the Advisory Agreement and certain Sub-Advisory Agreements at the first quarterly in-person meeting of the calendar year in March. Agreements regularly renewed at the March meeting expire on April 1 of the following year. Because the first quarterly in-person meeting of the Board in calendar year 2024 was held on April 2-4, the Advisory Agreement and certain Sub-Advisory Agreements would have expired prior to the meeting, without the extension. Accordingly, the Board voted in-person at the December 4-6, 2023 meeting to extend the Advisory Agreement and certain Sub-Advisory Agreements until the April 2-4, 2024 meeting. In evaluating whether to approve the extension of the Advisory Agreement and certain Sub-Advisory Agreements, the Board considered the information made available to it throughout the course of the year by representatives of the SEI investment and compliance teams. At the April 2-4, 2024 meeting, the Board evaluated the Advisory Agreement and certain Sub-Advisory Agreements in accordance with the renewal process that it typically applies during the annual contract renewal each Spring. Also, certain Sub-Advisory Agreements were either initially approved or, if the Sub-Advisory Agreement was already in effect (unless operating under an initial two-year term), renewed at meetings of the Board held during the course of the Trust’s fiscal year on December 4-6, 2023, June 24-26, 2024 and September 9-11, 2024. The Board’s approvals were based on its consideration and evaluation of the factors described above, as discussed at the each meeting during the fiscal year. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Advisory Agreement and Sub-Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the approval or renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered the Broadridge Report. The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support the renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support the approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent

SEI Institutional International Trust

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (FORM N-CSR ITEM 11) (Concluded)

expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the approval or renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported the approval or renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Institutional International Trust

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SEI INSTITUTIONAL INTERNATIONAL TRUST / ANNUAL REPORT / SEPTEMBER 30, 2024

Trustees

Robert A. Nesher, Chairman

William M. Doran

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President and Secretary

David F. McCann

Vice President and Assistant Secretary

Katherine Mason

Vice President and Assistant Secretary

Stephen G. MacRae

Vice President

Bridget Sudall

Anti-Money Laundering Compliance Officer

and Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive P.O. Box 1100 Oaks, Pennsylvania 19456

SEI-F-018 (9/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional International Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: December 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: December 9, 2024

By:	/s/ Glenn R. Kurdziel
Glenn R. Kurdziel
Controller & CFO

Date: December 9, 2024